UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2012

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 2.7%
Honeywell International, Inc.	33,800	$2,019,547
Precision Castparts Corp.	12,350	2,017,249
United Technologies Corp.	16,680	1,305,877

		$5,342,673

Apparel Manufacturers – 1.8%
Guess?, Inc.	34,600	$879,532
Li & Fung Ltd.	292,000	452,646
NIKE, Inc., “B”	10,220	969,980
VF Corp.	7,230	1,152,173

		$3,454,331

Automotive – 1.0%
Delphi Automotive PLC (a)	38,440	$1,191,640
General Motors Co. (a)	34,580	786,695

		$1,978,335

Biotechnology – 1.8%
Celgene Corp. (a)	15,670	$1,197,188
Gilead Sciences, Inc. (a)	21,990	1,458,597
ViroPharma, Inc. (a)	27,040	817,149

		$3,472,934

Broadcasting – 2.1%
News Corp., “A”	98,430	$2,414,488
Walt Disney Co.	34,080	1,781,702

		$4,196,190

Brokerage & Asset Managers – 2.0%
BlackRock, Inc.	8,839	$1,575,994
Franklin Resources, Inc.	11,560	1,445,809
NASDAQ OMX Group, Inc.	36,783	856,860

		$3,878,663

Business Services – 1.5%
Accenture PLC, “A”	23,750	$1,663,213
FleetCor Technologies, Inc. (a)	29,540	1,323,392

		$2,986,605

Cable TV – 1.6%
Comcast Corp., “Special A”	58,680	$2,042,064
Time Warner Cable, Inc.	10,690	1,016,191

		$3,058,255

Chemicals – 1.4%
3M Co.	16,630	$1,536,945
Celanese Corp.	32,780	1,242,690

		$2,779,635

Computer Software – 4.5%
Autodesk, Inc. (a)	27,930	$932,024
Check Point Software Technologies Ltd. (a)	17,880	861,101
Citrix Systems, Inc. (a)	20,290	1,553,605
Microsoft Corp.	21,680	645,630

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	99,950	$3,147,426
Red Hat, Inc. (a)	3,470	197,582
Salesforce.com, Inc. (a)	10,340	1,578,815

		$8,916,183

Computer Software – Systems – 7.3%
Apple, Inc. (s)	16,820	$11,223,313
EMC Corp. (a)	80,360	2,191,417
Hewlett-Packard Co.	56,950	971,567

		$14,386,297

Construction – 1.0%
Stanley Black & Decker, Inc.	25,850	$1,971,063

Consumer Products – 1.9%
Colgate-Palmolive Co.	14,650	$1,570,773
International Flavors & Fragrances, Inc.	15,590	928,852
Newell Rubbermaid, Inc.	39,500	754,055
Nu Skin Enterprises, Inc., “A”	12,350	479,551

		$3,733,231

Consumer Services – 0.5%
Priceline.com, Inc. (a)	1,600	$989,968

Containers – 0.4%
Silgan Holdings, Inc.	18,780	$817,118

Electrical Equipment – 2.3%
Danaher Corp.	80,210	$4,423,582

Electronics – 2.0%
Altera Corp.	28,300	$961,776
ASML Holding N.V.	21,333	1,145,155
JDS Uniphase Corp. (a)	39,130	484,625
Microchip Technology, Inc.	41,060	1,344,304

		$3,935,860

Energy – Independent – 3.9%
Cabot Oil & Gas Corp.	26,590	$1,193,891
EOG Resources, Inc.	6,400	717,120
EQT Corp.	16,460	971,140
Noble Energy, Inc.	5,100	472,821
Occidental Petroleum Corp.	32,630	2,808,138
Pioneer Natural Resources Co.	9,160	956,304
WPX Energy, Inc. (a)	31,060	515,285

		$7,634,699

Energy – Integrated – 4.6%
Exxon Mobil Corp. (s)	98,850	$9,039,833

Engineering – Construction – 0.7%
Fluor Corp.	23,730	$1,335,524

Food & Beverages – 4.0%
Coca-Cola Enterprises, Inc.	35,750	$1,117,903
Dr Pepper Snapple Group, Inc.	29,010	1,291,815

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
General Mills, Inc.	29,100	$1,159,635
Groupe Danone	11,092	682,898
Ingredion, Inc.	10,630	586,351
Kraft Foods, Inc., “A”	51,290	2,120,842
Mead Johnson Nutrition Co., “A”	11,140	816,339

		$7,775,783

Food & Drug Stores – 0.9%
CVS Caremark Corp.	35,460	$1,716,973

Gaming & Lodging – 0.3%
Las Vegas Sands Corp.	4,830	$223,967
Sands China Ltd.	79,600	295,561

		$519,528

General Merchandise – 2.6%
Dollar General Corp. (a)	14,020	$722,591
Kohl’s Corp.	12,660	648,445
Target Corp.	59,900	3,801,853

		$5,172,889

Health Maintenance Organizations – 0.8%
Aetna, Inc.	10,710	$424,116
UnitedHealth Group, Inc.	21,430	1,187,436

		$1,611,552

Insurance – 3.0%
ACE Ltd.	30,730	$2,323,188
American International Group, Inc. (a)	38,020	1,246,676
Everest Re Group Ltd.	8,890	950,874
Prudential Financial, Inc.	23,840	1,299,518

		$5,820,256

Internet – 3.3%
eBay, Inc. (a)	37,520	$1,816,343
Google, Inc., “A” (a)	5,650	4,262,925
Rackspace Hosting, Inc. (a)	6,090	402,488

		$6,481,756

Machinery & Tools – 1.2%
Eaton Corp.	23,100	$1,091,706
Joy Global, Inc.	23,670	1,326,940

		$2,418,646

Major Banks – 5.1%
Goldman Sachs Group, Inc.	15,040	$1,709,747
JPMorgan Chase & Co. (s)	105,700	4,278,736
PNC Financial Services Group, Inc.	22,920	1,446,252
State Street Corp.	20,110	843,816
Wells Fargo & Co.	50,580	1,746,527

		$10,025,078

Medical & Health Technology & Services – 1.7%
AmerisourceBergen Corp.	25,120	$972,395
Cerner Corp. (a)	7,160	554,256
Express Scripts Holding Co. (a)	21,330	1,336,751
Henry Schein, Inc. (a)	5,210	412,997

		$3,276,399

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 2.3%
Covidien PLC	28,620	$1,700,600
St. Jude Medical, Inc.	31,180	1,313,613
Thermo Fisher Scientific, Inc.	23,960	1,409,567

		$4,423,780

Natural Gas – Distribution – 0.7%
Spectra Energy Corp.	44,010	$1,292,134

Natural Gas – Pipeline – 0.2%
Kinder Morgan, Inc.	10,048	$356,905

Network & Telecom – 0.7%
Finisar Corp. (a)	34,560	$494,208
Fortinet, Inc. (a)	27,410	661,677
Juniper Networks, Inc. (a)	9,110	155,872

		$1,311,757

Oil Services – 2.3%
Cameron International Corp. (a)	27,150	$1,522,301
Dresser-Rand Group, Inc. (a)	17,240	950,096
FMC Technologies, Inc. (a)	8,760	405,588
Schlumberger Ltd.	21,120	1,527,610

		$4,405,595

Other Banks & Diversified Financials – 4.1%
American Express Co.	17,590	$1,000,167
Discover Financial Services	31,690	1,259,044
Fifth Third Bancorp	110,820	1,718,818
SunTrust Banks, Inc.	53,070	1,500,289
Visa, Inc., “A”	19,570	2,627,860

		$8,106,178

Pharmaceuticals – 5.7%
Abbott Laboratories	27,720	$1,900,483
Eli Lilly & Co.	16,750	794,118
Johnson & Johnson	12,810	882,737
Merck & Co., Inc.	65,260	2,943,226
Perrigo Co.	3,590	417,050
Pfizer, Inc.	167,580	4,164,363

		$11,101,977

Pollution Control – 0.4%
Waste Connections, Inc.	27,600	$834,900

Railroad & Shipping – 0.8%
Union Pacific Corp.	13,610	$1,615,507

Real Estate – 0.9%
BioMed Realty Trust, Inc., REIT	42,860	$802,339
Vornado Realty Trust, REIT	11,830	958,822

		$1,761,161

Restaurants – 1.9%
McDonald’s Corp.	4,360	$400,030
Starbucks Corp.	22,300	1,131,725
YUM! Brands, Inc.	33,950	2,252,243

		$3,783,998

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.0%
Airgas, Inc.	24,190	$1,990,837

Specialty Stores – 1.6%
Bed Bath & Beyond, Inc. (a)	12,460	$784,980
PetSmart, Inc.	11,190	771,886
Tiffany & Co.	14,620	904,686
Urban Outfitters, Inc. (a)	20,220	759,463

		$3,221,015

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	10,120	$722,467
SBA Communications Corp. (a)	4,700	295,630
Vodafone Group PLC, ADR	27,950	796,435

		$1,814,532

Telephone Services – 2.1%
AT&T, Inc.	77,370	$2,916,849
CenturyLink, Inc.	6,270	253,308
Verizon Communications, Inc.	16,310	743,247
Ziggo N.V.	8,180	278,087

		$4,191,491

Tobacco – 2.5%
Lorillard, Inc.	15,210	$1,771,205
Philip Morris International, Inc.	35,340	3,178,480

		$4,949,685

Trucking – 1.0%
Expeditors International of Washington, Inc.	51,770	$1,882,357

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 2.6%
AES Corp.	53,600	$587,992
American Electric Power Co., Inc.	21,990	966,241
CMS Energy Corp.	78,030	1,837,607
Edison International	37,920	1,732,565

		$5,124,405

Total Common Stocks		$195,318,053

CONVERTIBLE PREFERRED STOCKS – 0.5%
Utilities – Electric Power – 0.5%
PPL Corp., 9.5%	19,360	$1,036,728

	Strike Price	First Exercise

WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	15,411	$53,784

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)			347,721	$347,721

Total Investments		$196,756,286

SECURITIES SOLD SHORT – (0.2)%
Business Services – (0.2)%
Computer Sciences Corp.	(10,780)	$(347,224)

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(210,474)

Net Assets – 100.0%		$196,198,588

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At September 30, 2012, the fund had cash collateral of $24,621 and other liquid securities with an aggregate value of $894,186 to cover any commitments for securities sold short.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$191,896,681	$ —	$—	$191,896,681
Netherlands	1,423,243	—	—	1,423,243
Israel	861,101	—	—	861,101
United Kingdom	796,435	—	—	796,435
Hong Kong	452,646	295,561	—	748,207
France	682,898	—	—	682,898
Mutual Funds	347,721	—	—	347,721
Total Investments	$196,460,725	$295,561	$—	$196,756,286
Short Sales	$(347,224)	$—	$—	$(347,224)

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $295,561 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$170,276,418
Gross unrealized appreciation	31,717,840
Gross unrealized depreciation	(5,237,972)
Net unrealized appreciation (depreciation)	$26,479,868

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	63	26,629,725	(26,282,067)	347,721

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,222	$347,721

5

QUARTERLY REPORT

September 30, 2012

MFS® RESEARCH INTERNATIONAL SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad–based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Alcoholic Beverages – 1.9%
Heineken N.V.	43,697	$2,604,929

Apparel Manufacturers – 1.6%
Li & Fung Ltd.	652,000	$1,010,703
LVMH Moet Hennessy Louis Vuitton S.A.	7,901	1,187,922

		$2,198,625

Automotive – 3.1%
DENSO Corp.	49,400	$1,551,504
GKN PLC	229,389	795,656
Honda Motor Co. Ltd.	62,500	1,919,689

		$4,266,849

Broadcasting – 1.6%
Nippon Television Network Corp.	64,500	$946,347
Publicis Groupe S.A.	22,270	1,246,316

		$2,192,663

Business Services – 2.8%
Amadeus IT Holding S.A.	34,591	$805,899
Cognizant Technology Solutions Corp., “A” (a)	10,230	715,282
Compass Group PLC	60,770	670,728
Mitsubishi Corp.	49,400	898,239
Nomura Research, Inc.	35,900	735,032

		$3,825,180

Chemicals – 0.7%
Nufarm Ltd.	141,011	$884,610

Computer Software – 0.6%
Dassault Systems S.A.	8,300	$872,045

Computer Software – Systems – 0.9%
Canon, Inc.	39,200	$1,253,255

Conglomerates – 0.9%
Hutchison Whampoa Ltd.	119,000	$1,149,307

Consumer Products – 1.2%
Reckitt Benckiser Group PLC	27,753	$1,597,673

Electrical Equipment – 3.4%
Legrand S.A.	11,691	$440,640
Schneider Electric S.A.	30,605	1,811,295
Siemens AG	23,426	2,336,338

		$4,588,273

Electronics – 1.0%
ASML Holding N.V.	6,752	$360,862
Taiwan Semiconductor Manufacturing Co. Ltd.	333,174	1,015,225

		$1,376,087

Energy – Independent – 2.5%
Cairn Energy PLC	62,016	$275,494
Cenovus Energy, Inc.	17,670	616,680
CNOOC Ltd.	258,000	524,159

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
INPEX Corp.	210	$1,243,974
Reliance Industries Ltd.	48,009	760,736

		$3,421,043

Energy – Integrated – 6.0%
BG Group PLC	52,718	$1,064,112
BP PLC	411,909	2,903,381
Royal Dutch Shell PLC, “A”	121,955	4,218,302

		$8,185,795

Engineering – Construction – 2.2%
JGC Corp.	61,000	$2,036,199
Keppel Corp. Ltd.	95,900	886,185

		$2,922,384

Food & Beverages – 5.2%
Groupe Danone	39,878	$2,455,158
M. Dias Branco S.A. Industria e Comercio de Alimentos	21,100	691,104
Nestle S.A.	61,478	3,876,284

		$7,022,546

Food & Drug Stores – 1.1%
Lawson, Inc.	18,500	$1,422,347

Gaming & Lodging – 1.0%
Sands China Ltd.	362,800	$1,347,106

Insurance – 4.6%
AIA Group Ltd.	432,200	$1,604,477
Hiscox Ltd.	87,000	682,769
ING Groep N.V. (a)	196,852	1,555,479
Sony Financial Holdings, Inc.	38,100	649,059
Swiss Re Ltd.	27,175	1,746,655

		$6,238,439

Internet – 0.7%
Yahoo Japan Corp.	2,355	$897,157

Machinery & Tools – 3.1%
Glory Ltd.	46,300	$1,080,336
Joy Global, Inc.	23,260	1,303,956
Schindler Holding AG	12,491	1,535,311
Sinotruk Hong Kong Ltd.	432,000	251,265

		$4,170,868

Major Banks – 11.4%
Banco Santander S.A. (a)	118,059	$879,169
Barclays PLC	640,246	2,221,267
BNP Paribas	35,860	1,704,108
BOC Hong Kong Holdings Ltd.	291,500	923,688
HSBC Holdings PLC	131,676	1,219,010
Mitsubishi UFJ Financial Group, Inc.	189,200	881,534
Standard Chartered PLC	109,963	2,485,954
Sumitomo Mitsui Financial Group, Inc.	80,300	2,498,043

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Westpac Banking Corp.	106,170	$2,726,943

		$15,539,716

Medical & Health Technology & Services – 1.3%
Diagnosticos da America S.A.	90,700	$545,833
Miraca Holdings, Inc.	27,100	1,217,139

		$1,762,972

Medical Equipment – 0.5%
Sonova Holding AG	7,101	$717,650

Metals & Mining – 3.5%
Iluka Resources Ltd.	153,464	$1,549,542
Rio Tinto Ltd.	63,720	2,968,521
Sumitomo Metal Industries Ltd.	165,000	248,642

		$4,766,705

Natural Gas – Distribution – 1.7%
China Resources Gas Group Ltd.	72,000	$147,082
GDF SUEZ	36,151	808,331
Tokyo Gas Co. Ltd.	252,000	1,388,519

		$2,343,932

Network & Telecom – 1.1%
Ericsson, Inc., “B”	161,074	$1,467,586

Other Banks & Diversified Financials – 6.0%
Aeon Credit Service Co. Ltd.	37,600	$809,431
Bank Rakyat Indonesia	664,500	514,608
China Construction Bank	769,780	531,936
DBS Group Holdings Ltd.	102,000	1,191,355
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	33,260	455,662
HDFC Bank Ltd., ADR	15,850	595,643
ICICI Bank Ltd.	25,267	506,422
Itau Unibanco Holding S.A., ADR	83,610	1,277,561
Julius Baer Group Ltd.	22,459	783,259
Komercni Banka A.S.	1,801	359,337
PT Bank Mandiri Tbk.	556,500	474,772
Siam Commercial Bank Co. Ltd.	104,200	577,196

		$8,077,182

Pharmaceuticals – 8.5%
Bayer AG	36,159	$3,105,330
Novartis AG	47,380	2,899,223
Roche Holding AG	19,185	3,584,056
Santen Pharmaceutical Co. Ltd.	43,800	2,011,400

		$11,600,009

Precious Metals & Minerals – 0.5%
Newcrest Mining Ltd.	24,432	$726,179

Printing & Publishing – 0.7%
Pearson PLC	48,440	$946,473

Railroad & Shipping – 0.6%
East Japan Railway Co.	12,900	$854,600

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 1.1%
GSW Immobilien AG	14,553	$539,720
Hang Lung Properties Ltd.	264,000	902,238

		$1,441,958

Restaurants – 0.8%
Whitbread PLC	27,786	$1,017,625

Specialty Chemicals – 4.3%
Akzo Nobel N.V.	37,471	$2,118,211
Chugoku Marine Paints Ltd.	50,000	238,554
Linde AG	13,982	2,407,654
Nippon Paint Co. Ltd.	55,000	463,032
Symrise AG	17,174	581,530

		$5,808,981

Specialty Stores – 0.7%
Hennes & Mauritz AB, “B”	29,100	$1,010,934

Telecommunications – Wireless – 4.2%
KDDI Corp.	31,600	$2,448,413
TIM Participacoes S.A., ADR	21,480	412,846
Vodafone Group PLC	999,962	2,837,902

		$5,699,161

Telephone Services – 1.6%
Bezeq – The Israel Telecommunication Corp. Ltd.	227,120	$263,756
China Unicom (Hong Kong) Ltd.	554,000	903,299
Telecom Italia S.p.A.	830,941	727,706
Telecom Italia S.p.A.	295,691	296,383

		$2,191,144

Tobacco – 1.7%
Japan Tobacco, Inc.	78,500	$2,355,805

Trucking – 1.2%
Yamato Holdings Co. Ltd.	101,600	$1,609,144

Utilities – Electric Power – 1.8%
CEZ A.S.	18,794	$701,250
Companhia de Saneamento Basico do Estado de Sao Paulo	1,500	61,406
Energias do Brasil S.A.	157,900	1,002,428
SUEZ Environnement	48,640	551,230
Tractebel Energia S.A.	10,520	166,057

		$2,482,371

Total Common Stocks		$134,857,308

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	702,325	$702,325

Total Investments		$135,559,633

OTHER ASSETS, LESS LIABILITIES – 0.2%		257,021

Net Assets – 100.0%		$135,816,654

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$18,676,060	$12,981,334	$—	$31,657,394
United Kingdom	25,904,867	—	—	25,904,867
Switzerland	15,142,438	—	—	15,142,438
France	11,077,045	—	—	11,077,045
Germany	8,970,572	—	—	8,970,572
Hong Kong	1,912,941	5,024,578	—	6,937,519
Netherlands	6,639,481	—	—	6,639,481
Australia	—	5,887,274	—	5,887,274
Brazil	4,157,235	—	—	4,157,235
Other Countries	11,174,786	7,308,697	—	18,483,483
Mutual Funds	702,325	—	—	702,325
Total Investments	$104,357,750	$31,201,883	$—	$135,559,633

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $27,573,299 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $44,438,956 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$139,910,444
Gross unrealized appreciation	10,937,133
Gross unrealized depreciation	(15,287,944)
Net unrealized appreciation (depreciation)	$(4,350,811)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	214,504	24,344,469	(23,856,648)	702,325

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,104	$702,325

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

Japan	23.3%
United Kingdom	19.1%
Switzerland	11.1%
France	8.2%
Germany	6.6%
Hong Kong	5.1%
Netherlands	4.9%
Australia	4.3%
Brazil	3.1%
Other Countries	14.3%

5

QUARTERLY REPORT

September 30, 2012

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 2.7%
Honeywell International, Inc.	107,110	$6,399,823
Precision Castparts Corp.	95,877	15,660,549

		$22,060,372

Alcoholic Beverages – 0.9%
Diageo PLC	268,284	$7,535,946

Apparel Manufacturers – 1.8%
LVMH Moet Hennessy Louis Vuitton S.A.	24,589	$3,696,976
NIKE, Inc., “B”	50,336	4,777,390
VF Corp.	35,324	5,629,233

		$14,103,599

Automotive – 1.2%
BorgWarner Transmission Systems, Inc. (a)	43,415	$3,000,411
Johnson Controls, Inc.	172,840	4,735,816
LKQ Corp. (a)	105,040	1,943,240

		$9,679,467

Biotechnology – 4.4%
Alexion Pharmaceuticals, Inc. (a)	86,470	$9,892,168
Biogen Idec, Inc. (a)	67,999	10,147,491
Celgene Corp. (a)	100,061	7,644,660
Gilead Sciences, Inc. (a)	120,300	7,979,499

		$35,663,818

Broadcasting – 5.0%
Discovery Communications, Inc., “A” (a)	122,560	$7,308,253
News Corp., “A”	542,060	13,296,732
Viacom, Inc., “B”	209,340	11,218,531
Walt Disney Co.	155,450	8,126,926

		$39,950,442

Brokerage & Asset Managers – 1.4%
Affiliated Managers Group, Inc. (a)	58,640	$7,212,720
BlackRock, Inc.	24,563	4,379,583

		$11,592,303

Business Services – 3.1%
Cognizant Technology Solutions Corp., “A” (a)	178,086	$12,451,773
FleetCor Technologies, Inc. (a)	83,020	3,719,296
Verisk Analytics, Inc., “A” (a)	175,350	8,348,414

		$24,519,483

Cable TV – 2.1%
Comcast Corp., “Special A”	345,630	$12,027,924
Time Warner Cable, Inc.	51,060	4,853,764

		$16,881,688

Chemicals – 0.7%
Monsanto Co.	62,070	$5,649,611

Computer Software – 4.9%
Autodesk, Inc. (a)	56,920	$1,899,420
Check Point Software Technologies Ltd. (a)	197,670	9,519,787

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Citrix Systems, Inc. (a)	107,962	$8,266,650
Oracle Corp.	188,090	5,922,954
Parametric Technology Corp. (a)	124,920	2,723,256
Red Hat, Inc. (a)	42,910	2,443,295
Salesforce.com, Inc. (a)	39,668	6,056,907
VeriSign, Inc. (a)	57,031	2,776,839

		$39,609,108

Computer Software – Systems – 10.1%
Apple, Inc.	93,082	$62,109,895
EMC Corp. (a)	693,880	18,922,108

		$81,032,003

Construction – 0.9%
Stanley Black & Decker, Inc.	95,240	$7,262,050

Consumer Products – 1.0%
Estee Lauder Cos., Inc., “A”	131,369	$8,088,389

Consumer Services – 1.5%
Priceline.com, Inc. (a)	19,729	$12,206,924

Electrical Equipment – 3.4%
Danaher Corp.	462,710	$25,518,457
MSC Industrial Direct Co., Inc., “A”	29,250	1,973,205

		$27,491,662

Electronics – 2.1%
Altera Corp.	189,170	$6,428,942
Broadcom Corp., “A”	145,840	5,043,147
Linear Technology Corp.	157,980	5,031,663

		$16,503,752

Energy – Independent – 4.2%
Anadarko Petroleum Corp.	54,900	$3,838,608
Cabot Oil & Gas Corp.	141,970	6,374,453
EOG Resources, Inc.	63,560	7,121,898
EQT Corp.	42,180	2,488,620
Noble Energy, Inc.	78,910	7,315,746
Pioneer Natural Resources Co.	59,760	6,238,944

		$33,378,269

Engineering – Construction – 0.4%
Fluor Corp.	62,700	$3,528,756

Food & Beverages – 2.0%
Groupe Danone	50,925	$3,135,286
Kraft Foods, Inc., “A”	96,530	3,991,516
Mead Johnson Nutrition Co., “A”	124,306	9,109,144

		$16,235,946

Gaming & Lodging – 1.8%
Las Vegas Sands Corp.	199,520	$9,251,742
Wynn Resorts Ltd.	45,022	5,197,340

		$14,449,082

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 3.7%
Costco Wholesale Corp.	108,921	$10,905,715
Dollar General Corp. (a)	122,500	6,313,650
Target Corp.	194,584	12,350,246

		$29,569,611

Internet – 5.8%
eBay, Inc. (a)	156,680	$7,584,879
Google, Inc., “A” (a)	45,713	34,490,459
LinkedIn Corp., “A” (a)	18,960	2,282,784
Rackspace Hosting, Inc. (a)	39,300	2,597,337

		$46,955,459

Leisure & Toys – 0.6%
Polaris Industries, Inc.	61,309	$4,958,059

Machinery & Tools – 0.9%
Joy Global, Inc.	92,051	$5,160,379
Polypore International, Inc. (a)(l)	48,360	1,709,526

		$6,869,905

Medical & Health Technology & Services – 3.1%
Catamaran Corp. (a)	67,125	$6,576,236
Cerner Corp. (a)	81,462	6,305,973
Express Scripts Holding Co. (a)	191,510	12,001,932

		$24,884,141

Medical Equipment – 3.6%
Cooper Cos., Inc.	32,650	$3,084,119
Covidien PLC	209,118	12,425,791
Thermo Fisher Scientific, Inc.	234,699	13,807,342

		$29,317,252

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	98,680	$3,505,114

Network & Telecom – 2.8%
F5 Networks, Inc. (a)	25,770	$2,698,119
Qualcomm, Inc.	314,679	19,664,291

		$22,362,410

Oil Services – 2.6%
Cameron International Corp. (a)	127,490	$7,148,364
Dresser-Rand Group, Inc. (a)	108,392	5,973,483
FMC Technologies, Inc. (a)	102,680	4,754,084
Schlumberger Ltd.	43,322	3,133,480

		$21,009,411

Other Banks & Diversified Financials – 3.8%
MasterCard, Inc., “A”	31,562	$14,249,612
Visa, Inc., “A”	118,867	15,961,461

		$30,211,073

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 2.0%
Abbott Laboratories	138,520	$9,496,931
Allergan, Inc.	76,104	6,969,604

		$16,466,535

Railroad & Shipping – 1.3%
Kansas City Southern Co.	58,170	$4,408,123
Union Pacific Corp.	48,964	5,812,027

		$10,220,150

Restaurants – 2.0%
Starbucks Corp.	186,620	$9,470,965
YUM! Brands, Inc.	93,441	6,198,876

		$15,669,841

Specialty Chemicals – 1.7%
Airgas, Inc.	88,890	$7,315,647
Praxair, Inc.	61,440	6,382,387

		$13,698,034

Specialty Stores – 4.5%
AutoZone, Inc. (a)	7,705	$2,848,307
PetSmart, Inc.	96,270	6,640,705
Ross Stores, Inc.	165,102	10,665,589
Tiffany & Co.	72,400	4,480,112
Tractor Supply Co.	42,730	4,225,570
Urban Outfitters, Inc. (a)	191,849	7,205,848

		$36,066,131

Telecommunications – Wireless – 2.3%
American Tower Corp., REIT	259,755	$18,543,909

Tobacco – 1.6%
Lorillard, Inc.	42,810	$4,985,225
Philip Morris International, Inc.	90,360	8,126,978

		$13,112,203

Trucking – 0.6%
Expeditors International of Washington, Inc.	128,461	$4,670,842

Total Common Stocks		$795,512,750

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	12,706,347	$12,706,347

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	1,012,583	$1,012,583

Total Investments		$809,231,680
OTHER ASSETS, LESS LIABILITIES – (0.6)%		(4,993,025)

Net Assets – 100.0%		$804,238,655

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$795,512,750	$—	$—	$795,512,750
Mutual Funds	13,718,930	—	—	13,718,930
Total Investments	$809,231,680	$—	$—	$809,231,680

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $3,696,976 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$652,712,787
Gross unrealized appreciation	167,771,841
Gross unrealized depreciation	(11,252,948)
Net unrealized appreciation (depreciation)	$156,518,893

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated an issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,485,319	132,797,192	(133,576,164)	12,706,347

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,586	$12,706,347

5

QUARTERLY REPORT

September 30, 2012

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 4.4%
Honeywell International, Inc.	157,440	$9,407,040
Precision Castparts Corp.	44,440	7,258,830
United Technologies Corp.	127,530	9,984,324

		$26,650,194

Alcoholic Beverages – 2.0%
Diageo PLC	197,604	$5,550,584
Heineken N.V.	113,593	6,771,671

		$12,322,255

Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	34,733	$5,222,135
NIKE, Inc., “B”	44,310	4,205,462
VF Corp.	32,040	5,105,894

		$14,533,491

Automotive – 0.9%
Bayerische Motoren Werke AG	42,294	$3,093,052
Delphi Automotive PLC (a)	79,140	2,453,340

		$5,546,392

Biotechnology – 1.7%
Celgene Corp. (a)	59,480	$4,544,272
Gilead Sciences, Inc. (a)	86,710	5,751,474

		$10,295,746

Broadcasting – 3.0%
Viacom, Inc., “B”	79,170	$4,242,720
Walt Disney Co.	269,220	14,074,822

		$18,317,542

Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	49,855	$8,889,146
Franklin Resources, Inc.	57,140	7,146,500

		$16,035,646

Business Services – 0.8%
Accenture PLC, “A”	67,470	$4,724,924

Cable TV – 1.4%
Comcast Corp., “A”	230,620	$8,249,277

Chemicals – 1.8%
3M Co.	79,600	$7,356,632
Celanese Corp.	98,700	3,741,717

		$11,098,349

Computer Software – 3.5%
Check Point Software Technologies Ltd. (a)	108,010	$5,201,762
Citrix Systems, Inc. (a)	29,410	2,251,924
Oracle Corp.	369,310	11,629,572
VeriSign, Inc. (a)	46,960	2,286,482

		$21,369,740

Computer Software – Systems – 6.6%
Apple, Inc.	43,270	$28,872,340

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
EMC Corp. (a)	420,960	$11,479,579

		$40,351,919

Construction – 1.5%
Sherwin-Williams Co.	22,950	$3,417,485
Stanley Black & Decker, Inc.	75,910	5,788,138

		$9,205,623

Consumer Products – 3.8%
Colgate-Palmolive Co.	59,610	$6,391,384
Procter & Gamble Co.	157,390	10,916,570
Reckitt Benckiser Group PLC	100,415	5,780,650

		$23,088,604

Electrical Equipment – 2.5%
Danaher Corp.	277,070	$15,280,411

Electronics – 2.8%
Altera Corp.	174,530	$5,931,402
ASML Holding N.V.	51,273	2,752,335
Microchip Technology, Inc.	245,850	8,049,129

		$16,732,866

Energy – Independent – 2.8%
EOG Resources, Inc.	73,710	$8,259,206
Occidental Petroleum Corp.	101,000	8,692,060

		$16,951,266

Energy – Integrated – 4.3%
Chevron Corp.	92,730	$10,808,609
Exxon Mobil Corp.	170,280	15,572,106

		$26,380,715

Engineering – Construction – 0.8%
Fluor Corp.	88,390	$4,974,589

Food & Beverages – 2.3%
General Mills, Inc.	137,470	$5,478,180
Groupe Danone	133,354	8,210,170

		$13,688,350

General Merchandise – 2.6%
Kohl’s Corp.	120,520	$6,173,034
Target Corp.	156,180	9,912,745

		$16,085,779

Insurance – 1.6%
ACE Ltd.	130,720	$9,882,432

Internet – 2.7%
Facebook, Inc., “A “ (a)	41,190	$891,764
Google, Inc., “A” (a)	20,460	15,437,070

		$16,328,834

Major Banks – 7.5%
Bank of America Corp.	519,760	$4,589,481
Bank of New York Mellon Corp.	124,043	2,805,853

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Goldman Sachs Group, Inc.	84,010	$9,550,257
JPMorgan Chase & Co.	364,010	14,735,125
State Street Corp.	75,450	3,165,882
Wells Fargo & Co.	312,480	10,789,934

		$45,636,532

Medical Equipment – 6.2%
Baxter International, Inc.	68,990	$4,157,337
Covidien PLC	175,020	10,399,688
Medtronic, Inc.	135,920	5,860,870
St. Jude Medical, Inc.	222,740	9,384,036
Thermo Fisher Scientific, Inc.	140,210	8,248,554

		$38,050,485

Network & Telecom – 0.9%
Cisco Systems, Inc.	294,892	$5,629,488

Oil Services – 3.4%
Cameron International Corp. (a)	100,230	$5,619,896
Dresser-Rand Group, Inc. (a)	98,960	5,453,686
National Oilwell Varco, Inc.	60,140	4,817,815
Schlumberger Ltd.	66,140	4,783,906

		$20,675,303

Other Banks & Diversified Financials – 4.3%
American Express Co.	165,760	$9,425,114
MasterCard, Inc., “A”	15,920	7,187,562
Visa, Inc., “A”	69,610	9,347,231

		$25,959,907

Pharmaceuticals – 4.8%
Johnson & Johnson	156,426	$10,779,316
Pfizer, Inc.	591,530	14,699,520
Teva Pharmaceutical Industries Ltd., ADR	96,650	4,002,277

		$29,481,113

Railroad & Shipping – 1.2%
Canadian National Railway Co.	81,730	$7,211,038

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 0.7%
McDonald’s Corp.	46,800	$4,293,900

Specialty Chemicals – 1.8%
Linde AG	34,577	$5,954,044
Praxair, Inc.	50,180	5,212,698

		$11,166,742

Specialty Stores – 0.6%
Hennes & Mauritz AB, “B”	106,510	$3,700,156

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT	104,800	$7,481,672

Telephone Services – 1.1%
AT&T, Inc.	184,790	$6,966,583

Tobacco – 2.0%
Philip Morris International, Inc.	136,240	$12,253,426

Trucking – 1.0%
United Parcel Service, Inc., “B”	82,460	$5,901,662

Utilities – Electric Power – 3.1%
Alliant Energy Corp.	95,880	$4,160,233
American Electric Power Co., Inc.	141,860	6,233,328
CMS Energy Corp.	173,350	4,082,393
Wisconsin Energy Corp.	118,990	4,482,353

		$18,958,307

Total Common Stocks		$601,461,258

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	7,742,823	$7,742,823

Total Investments		$609,204,081

OTHER ASSETS, LESS LIABILITIES – 0.1%		503,735

Net Assets – 100.0%		$609,707,816

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$601,461,258	$—	$—	$601,461,258
Mutual Funds	7,742,823	—	—	7,742,823
Total Investments	$609,204,081	$—	$—	$609,204,081

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $24,567,665 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$503,970,940
Gross unrealized appreciation	122,774,216
Gross unrealized depreciation	(17,541,075)
Net unrealized appreciation (depreciation)	$105,233,141

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,692,509	85,833,198	(81,782,884)	7,742,823

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,495	$7,742,823

4

QUARTERLY REPORT

September 30, 2012

MFS® VALUE SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 8.0%
Honeywell International, Inc.	377,320	$22,544,870
Lockheed Martin Corp.	489,090	45,671,224
Northrop Grumman Corp.	213,220	14,164,205
United Technologies Corp.	327,560	25,644,672

		$108,024,971

Alcoholic Beverages – 1.8%
Diageo PLC	878,051	$24,663,956

Automotive – 1.6%
Delphi Automotive PLC (a)	217,420	$6,740,020
General Motors Co. (a)	104,200	2,370,550
Johnson Controls, Inc.	468,680	12,841,832

		$21,952,402

Broadcasting – 4.2%
Omnicom Group, Inc.	307,320	$15,845,419
Viacom, Inc., “B”	296,910	15,911,407
Walt Disney Co.	477,010	24,938,083

		$56,694,909

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	90,135	$16,071,070
Franklin Resources, Inc.	70,920	8,869,964

		$24,941,034

Business Services – 3.2%
Accenture PLC, “A”	441,980	$30,951,859
Dun & Bradstreet Corp.	81,570	6,494,603
Fiserv, Inc. (a)	88,650	6,562,760

		$44,009,222

Cable TV – 1.0%
Comcast Corp., “Special A”	372,700	$12,969,960

Chemicals – 3.0%
3M Co.	251,490	$23,242,706
PPG Industries, Inc.	156,606	17,984,633

		$41,227,339
Computer Software – 1.7%
Oracle Corp.	729,030	$22,957,155

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	136,780	$2,333,467
International Business Machines Corp.	131,610	27,302,494

		$29,635,961

Construction – 1.2%
Stanley Black & Decker, Inc.	210,363	$16,040,179

Consumer Products – 0.5%
Procter & Gamble Co.	97,224	$6,743,457

Electrical Equipment – 2.5%
Danaher Corp.	283,150	$15,615,722
Tyco International Ltd. (a)(w)	13,700	375,380

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Tyco International Ltd.	320,920	$18,054,959

		$34,046,061

Electronics – 0.8%
Intel Corp.	452,760	$10,268,597

Energy – Independent – 3.0%
Apache Corp.	102,230	$8,839,828
EOG Resources, Inc.	77,840	8,721,972
Occidental Petroleum Corp.	267,540	23,024,492

		$40,586,292

Energy – Integrated – 4.0%
Chevron Corp.	252,140	$29,389,438
Exxon Mobil Corp.	271,738	24,850,440

		$54,239,878

Engineering – Construction – 0.1%
Fluor Corp.	36,310	$2,043,527

Food & Beverages – 5.1%
Coca-Cola Enterprises, Inc.	66,370	$2,075,390
Dr Pepper Snapple Group, Inc.	46,740	2,081,332
General Mills, Inc.	501,500	19,984,775
Groupe Danone	206,975	12,742,774
J.M. Smucker Co.	43,520	3,757,082
Kellogg Co.	113,440	5,860,310
Nestle S.A.	236,944	14,939,691
PepsiCo, Inc.	116,968	8,277,825

		$69,719,179

Food & Drug Stores – 1.4%
CVS Caremark Corp.	348,761	$16,887,008
Walgreen Co.	74,650	2,720,246

		$19,607,254

General Merchandise – 1.7%
Kohl’s Corp.	84,270	$4,316,309
Target Corp.	292,100	18,539,587

		$22,855,896

Insurance – 7.1%
ACE Ltd.	197,630	$14,940,828
Aon PLC	259,150	13,550,953
Chubb Corp.	138,100	10,534,268
MetLife, Inc.	682,803	23,529,391
Prudential Financial, Inc.	300,005	16,353,273
Travelers Cos., Inc.	255,860	17,465,004

		$96,373,717

Leisure & Toys – 0.9%
Hasbro, Inc.	310,240	$11,841,861

Machinery & Tools – 0.8%
Eaton Corp.	223,820	$10,577,733

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 10.4%
Bank of New York Mellon Corp.	892,630	$20,191,291
Goldman Sachs Group, Inc.	271,362	30,848,432
JPMorgan Chase & Co.	1,060,610	42,933,493
PNC Financial Services Group, Inc.	161,520	10,191,912
State Street Corp.	246,510	10,343,560
Wells Fargo & Co.	770,700	26,612,271

		$141,120,959

Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	119,600	$7,586,228

Medical Equipment – 3.5%
Becton, Dickinson & Co.	100,390	$7,886,638
Medtronic, Inc.	361,070	15,569,338
St. Jude Medical, Inc.	286,820	12,083,727
Thermo Fisher Scientific, Inc.	203,290	11,959,551

		$47,499,254

Network & Telecom – 0.2%
Cisco Systems, Inc.	177,110	$3,381,030

Oil Services – 0.2%
Transocean, Inc.	70,920	$3,183,599

Other Banks & Diversified Financials – 1.6%
MasterCard, Inc., “A”	15,178	$6,852,563
SunTrust Banks, Inc.	81,900	2,315,313
Western Union Co.	687,850	12,532,627

		$21,700,503

Pharmaceuticals – 9.1%
Abbott Laboratories	318,830	$21,858,985
Johnson & Johnson	511,770	35,266,071
Merck & Co., Inc.	301,290	13,588,179
Pfizer, Inc.	1,838,146	45,677,928
Roche Holding AG	38,215	7,139,155

		$123,530,318

Printing & Publishing – 0.9%
McGraw-Hill Cos., Inc.	95,250	$5,199,697
Moody’s Corp.	152,080	6,717,374

		$11,917,071

Railroad & Shipping – 0.5%
Canadian National Railway Co.	72,190	$6,369,324

Restaurants – 0.3%
McDonald’s Corp.	43,780	$4,016,815

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	142,586	$11,791,862

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.9%
Advance Auto Parts, Inc.	100,920	$6,906,965
Staples, Inc.	404,530	4,660,186

		$11,567,151

Telecommunications – Wireless – 1.9%
Vodafone Group PLC	8,846,606	$25,106,754

Telephone Services – 2.3%
AT&T, Inc.	838,310	$31,604,287

Tobacco – 5.3%
Altria Group, Inc.	222,081	$7,415,285
Lorillard, Inc.	113,810	13,253,174
Philip Morris International, Inc.	565,791	50,887,243

		$71,555,702

Trucking – 1.4%
United Parcel Service, Inc., “B”	256,700	$18,372,019

Utilities – Electric Power – 1.1%
PG&E Corp.	213,180	$9,096,391
PPL Corp.	88,480	2,570,344
Public Service Enterprise Group, Inc.	86,750	2,791,615

		$14,458,350

Total Common Stocks		$1,336,781,766

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.1%
United Technologies Corp., 7.5% (a)	25,730	$1,443,453

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	33,770	$1,808,384

Total Convertible Preferred Stocks		$3,251,837

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	18,371,915	$18,371,915

Total Investments		$1,358,405,518

WHEN-ISSUED EQUITY SALE – (0.3)%
Other Banks & Diversified Financials – (0.3)%
ADT Corp.	(123,200)	$(4,435,200)

OTHER ASSETS, LESS LIABILITIES – 0.1%		965,895

Net Assets – 100.0%		$1,354,936,213

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security. At September 30, 2012, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,340,033,603	$—	$—	$1,340,033,603
Mutual Funds	18,371,915	—	—	18,371,915
Total Investments	$1,358,405,518	$—	$—	$1,358,405,518
When-Issued Equity Sale	$(4,435,200)	$—	$—	$(4,435,200)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $22,078,846 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,124,780,181
Gross unrealized appreciation	269,524,264
Gross unrealized depreciation	(35,898,927)
Net unrealized appreciation (depreciation)	$233,625,337

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20,734,900	116,925,900	(119,288,885)	18,371,915

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,095	$18,371,915

4

QUARTERLY REPORT

September 30, 2012

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 2.0%
Precision Castparts Corp.	7,600	$1,241,384
TransDigm Group, Inc. (a)	12,200	1,730,812

		$2,972,196

Alcoholic Beverages – 0.7%
Beam, Inc.	18,560	$1,067,942

Apparel Manufacturers – 1.9%
Carter’s, Inc. (a)	9,480	$510,403
Guess?, Inc.	16,230	412,567
Li & Fung Ltd.	432,000	669,668
VF Corp.	7,410	1,180,858

		$2,773,496

Automotive – 2.8%
BorgWarner Transmission Systems, Inc. (a)	24,950	$1,724,295
Delphi Automotive PLC (a)	45,970	1,425,070
LKQ Corp. (a)	51,680	956,080

		$4,105,445

Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (a)	19,180	$2,194,192
Regeneron Pharmaceuticals, Inc. (a)	3,590	548,049
ViroPharma, Inc. (a)	23,320	704,730

		$3,446,971

Broadcasting – 1.9%
CBS Corp., “B”	23,770	$863,564
Discovery Communications, Inc., “A” (a)	31,232	1,862,364

		$2,725,928

Brokerage & Asset Managers – 2.4%
Affiliated Managers Group, Inc. (a)	17,350	$2,134,050
Evercore Partners, Inc.	13,990	377,730
IntercontinentalExchange, Inc. (a)	7,480	997,907

		$3,509,687

Business Services – 7.0%
Cognizant Technology Solutions Corp., “A” (a)	34,645	$2,422,378
Concur Technologies, Inc. (a)	10,170	749,834
FleetCor Technologies, Inc. (a)	38,070	1,705,536
Gartner, Inc. (a)	23,410	1,078,967
IHS, Inc., “A” (a)	3,750	365,062
Jones Lang LaSalle, Inc.	19,350	1,477,373
Verisk Analytics, Inc., “A” (a)	50,250	2,392,403

		$10,191,553

Cable TV – 0.9%
Charter Communications, Inc., “A” (a)	17,160	$1,288,201

Chemicals – 0.6%
Celanese Corp.	24,860	$942,443

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 6.1%
Autodesk, Inc. (a)	16,670	$556,278
Check Point Software Technologies Ltd. (a)	26,740	1,287,798
Citrix Systems, Inc. (a)	16,440	1,258,811
CommVault Systems, Inc. (a)	17,990	1,056,013
Parametric Technology Corp. (a)	75,320	1,641,976
Red Hat, Inc. (a)	8,780	499,933
SolarWinds, Inc. (a)	22,550	1,256,937
TIBCO Software, Inc. (a)	42,720	1,291,426

		$8,849,172

Computer Software – Systems – 1.9%
Fusion-io, Inc. (a)	7,450	$225,512
MICROS Systems, Inc. (a)	20,250	994,680
Qlik Technologies, Inc. (a)	50,980	1,142,462
Verifone Systems, Inc. (a)	11,850	330,023

		$2,692,677

Construction – 2.4%
NVR, Inc. (a)	1,350	$1,140,075
Sherwin-Williams Co.	3,010	448,219
Stanley Black & Decker, Inc.	25,325	1,931,031

		$3,519,325

Consumer Products – 0.8%
Chr. Hansen Holding A/S	27,058	$815,260
Nu Skin Enterprises, Inc., “A”	8,820	342,480

		$1,157,740

Consumer Services – 1.7%
Anhanguera Educacional Participacoes S.A.	16,200	$269,301
Priceline.com, Inc. (a)	3,570	2,208,866

		$2,478,167

Containers – 2.4%
Ball Corp.	41,280	$1,746,557
Silgan Holdings, Inc.	38,730	1,685,142

		$3,431,699

Electrical Equipment – 5.8%
AMETEK, Inc.	80,049	$2,837,737
Mettler-Toledo International, Inc. (a)	10,770	1,838,870
MSC Industrial Direct Co., Inc., “A”	15,200	1,025,392
Sensata Technologies Holding B.V. (a)	31,760	945,495
TriMas Corp. (a)	17,280	416,621
W.W. Grainger, Inc.	6,770	1,410,665

		$8,474,780

Electronics – 2.8%
Altera Corp.	34,900	$1,186,077
Hittite Microwave Corp. (a)	9,520	528,074
Linear Technology Corp.	28,950	922,058
Microchip Technology, Inc.	43,080	1,410,439

		$4,046,648

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 4.9%
Cabot Oil & Gas Corp.	46,120	$2,070,788
Celtic Exploration Ltd. (a)	33,670	626,067
Concho Resources, Inc. (a)	12,950	1,227,013
EQT Corp.	15,750	929,250
Pioneer Natural Resources Co.	7,030	733,932
Range Resources Corp.	9,620	672,149
SM Energy Co.	17,090	924,740

		$7,183,939

Engineering – Construction – 0.3%
Fluor Corp.	8,427	$474,272

Entertainment – 0.3%
Six Flags Entertainment Corp.	7,570	$445,116

Food & Beverages – 1.5%
Mead Johnson Nutrition Co., “A”	22,820	$1,672,250
Want Want China Holdings Ltd.	387,000	493,604

		$2,165,854

Gaming & Lodging – 0.7%
Royal Caribbean Cruises Ltd.	21,550	$651,026
Sands China Ltd.	112,800	418,835

		$1,069,861

General Merchandise – 2.1%
Dollar General Corp. (a)	34,430	$1,774,522
Five Below, Inc. (a)	30,850	1,205,617

		$2,980,139

Internet – 2.1%
LinkedIn Corp., “A” (a)	8,580	$1,033,032
Rackspace Hosting, Inc. (a)	29,980	1,981,378

		$3,014,410

Leisure & Toys – 1.1%
Brunswick Corp.	22,620	$511,891
Polaris Industries, Inc.	12,950	1,047,267

		$1,559,158

Machinery & Tools – 3.2%
Flowserve Corp.	4,190	$535,231
Joy Global, Inc.	22,750	1,275,365
Polypore International, Inc. (a)	19,130	676,246
Roper Industries, Inc.	9,820	1,079,120
WABCO Holdings, Inc. (a)	18,470	1,065,165

		$4,631,127

Medical & Health Technology & Services – 4.2%
Advisory Board Co. (a)	20,450	$978,124
Catamaran Corp. (a)	18,210	1,784,034
Cerner Corp. (a)	22,250	1,722,373
IDEXX Laboratories, Inc. (a)	4,780	474,893
Patterson Cos., Inc.	34,290	1,174,090

		$6,133,514

Medical Equipment – 6.1%
Cepheid, Inc. (a)	6,360	$219,484
Cooper Cos., Inc.	17,743	1,676,004

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Covidien PLC	31,640	$1,880,049
Edwards Lifesciences Corp. (a)	15,760	1,692,151
Endologix, Inc. (a)	44,560	615,819
Intuitive Surgical, Inc. (a)	2,459	1,218,754
Sirona Dental Systems, Inc. (a)	8,750	498,400
Thermo Fisher Scientific, Inc.	18,350	1,079,531

		$8,880,192

Metals & Mining – 0.3%
Cliffs Natural Resources, Inc.	10,210	$399,517

Network & Telecom – 1.7%
F5 Networks, Inc. (a)	4,290	$449,163
Fortinet, Inc. (a)	80,630	1,946,408

		$2,395,571

Oil Services – 3.3%
Cameron International Corp. (a)	10,310	$578,082
Core Laboratories N.V.	6,360	772,613
Dresser-Rand Group, Inc. (a)	32,090	1,768,480
FMC Technologies, Inc. (a)	28,170	1,304,271
Lufkin Industries, Inc.	7,750	417,105

		$4,840,551

Other Banks & Diversified Financials – 1.9%
MasterCard, Inc., “A”	5,960	$2,690,821

Pharmaceuticals – 1.6%
Auxilium Pharmaceuticals, Inc. (a)	17,560	$429,518
Perrigo Co.	15,920	1,849,426

		$2,278,944

Pollution Control – 0.9%
Stericycle, Inc. (a)	5,560	$503,291
Waste Connections, Inc.	25,260	764,115

		$1,267,406

Railroad & Shipping – 0.7%
Kansas City Southern Co.	13,710	$1,038,943

Restaurants – 0.8%
Starbucks Corp.	24,170	$1,226,628

Specialty Chemicals – 2.6%
Airgas, Inc.	26,020	$2,141,446
Albemarle Corp.	12,450	655,866
Rockwood Holdings, Inc.	19,590	912,894

		$3,710,206

Specialty Stores – 8.7%
AutoZone, Inc. (a)	4,660	$1,722,662
Bed Bath & Beyond, Inc. (a)	10,510	662,129
Children’s Place Retail Store, Inc. (a)	18,600	1,116,000
PetSmart, Inc.	25,880	1,785,202
Ross Stores, Inc.	30,580	1,975,468
rue21, Inc. (a)	18,070	562,881
Tiffany & Co.	23,740	1,469,031
Tractor Supply Co.	12,130	1,199,536

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Urban Outfitters, Inc. (a)	56,430	$2,119,511

		$12,612,420

Telecommunications – Wireless – 1.8%
American Tower Corp., REIT	36,820	$2,628,580

Trucking – 0.5%
Expeditors International of Washington, Inc.	21,220	$771,559

Utilities – Electric Power – 0.8%
CMS Energy Corp.	49,180	$1,158,189

Total Common Stocks		$143,230,987

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	1,183,324	$1,183,324

Total Investments		$144,414,311

OTHER ASSETS, LESS LIABILITIES – 0.6%		898,198

Net Assets – 100.0%		$145,312,509

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$136,866,418	$—	$—	$136,866,418
Canada	2,410,102	—	—	2,410,102
Israel	1,287,798	—	—	1,287,798
Hong Kong	669,668	418,835	—	1,088,503
Denmark	815,261	—	—	815,261
China	493,604	—	—	493,604
Brazil	269,301	—	—	269,301
Mutual Funds	1,183,324	—	—	1,183,324
Total Investments	$143,995,476	$418,835	$—	$144,414,311

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$122,739,833
Gross unrealized appreciation	25,688,197
Gross unrealized depreciation	(4,013,719)
Net unrealized appreciation (depreciation)	$21,674,478

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,546,249	25,793,142	(27,156,067)	1,183,324

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,929	$1,183,324

5

QUARTERLY REPORT

September 30, 2012

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.7%
Aerospace – 0.5%
Kaman Corp.	104,998	$3,765,228

Apparel Manufacturers – 0.5%
Guess?, Inc.	138,170	$3,512,281

Automotive – 0.5%
Delphi Automotive PLC (a)	116,570	$3,613,670

Biotechnology – 1.3%
Anacor Pharmaceuticals, Inc. (a)	391,952	$2,579,044
Hyperion Therapeutics, Inc. (a)	65,337	694,532
ViroPharma, Inc. (a)	201,440	6,087,517

		$9,361,093

Business Services – 4.8%
Concur Technologies, Inc. (a)	75,710	$5,582,098
Constant Contact, Inc. (a)	540,778	9,409,537
FleetCor Technologies, Inc. (a)	209,366	9,379,597
Performant Financial Corp. (a)	535,790	5,716,879
Ultimate Software Group, Inc. (a)	57,190	5,839,099

		$35,927,210

Computer Software – 5.5%
ANSYS, Inc. (a)	139,180	$10,215,812
Blackbaud, Inc.	160,180	3,831,506
CommVault Systems, Inc. (a)	154,680	9,079,716
Nuance Communications, Inc. (a)	368,827	9,180,104
SolarWinds, Inc. (a)	161,872	9,022,745

		$41,329,883

Computer Software – Systems – 7.1%
E2open, Inc. (a)	136,820	$1,858,016
Ellie Mae, Inc. (a)	63,970	1,741,903
Exa Corp. (a)	300,950	3,265,307
ExactTarget, Inc. (a)	84,420	2,044,652
Fusion-io, Inc. (a)	168,885	5,112,149
Greenway Medical Technologies, Inc. (a)	37,270	637,317
Guidewire Software, Inc. (a)	209,440	6,503,112
National Instruments Corp.	212,460	5,347,618
PROS Holdings, Inc. (a)	236,092	4,502,274
Qlik Technologies, Inc. (a)	282,154	6,323,071
SciQuest, Inc. (a)	596,982	10,865,072
ServiceSource International, Inc. (a)	438,543	4,499,451

		$52,699,942

Construction – 4.1%
Beacon Roofing Supply, Inc. (a)	194,746	$5,550,261
Eagle Materials, Inc.	201,831	9,336,702
NVR, Inc. (a)	11,592	9,789,444
Owens Corning (a)	175,430	5,869,888

		$30,546,295

Consumer Products – 0.5%
L’Occitane International S.A.	1,334,500	$3,519,822

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – 2.2%
HomeAway, Inc. (a)	528,923	$12,403,244
MakeMyTrip Ltd. (a)	242,297	4,126,318

		$16,529,562

Electrical Equipment – 2.3%
MSC Industrial Direct Co., Inc., “A”	134,020	$9,040,989
Sensata Technologies Holding B.V. (a)	276,646	8,235,751

		$17,276,740

Electronics – 4.6%
CEVA, Inc. (a)	364,461	$5,240,949
Entegris, Inc. (a)	415,491	3,377,942
Monolithic Power Systems, Inc. (a)	419,164	8,278,489
Stratasys, Inc. (a)	17,948	976,371
Ultratech, Inc. (a)	235,776	7,398,651
Universal Display Corp. (a)	44,650	1,535,067
Veeco Instruments, Inc. (a)	242,277	7,273,156

		$34,080,625

Energy – Independent – 5.9%
Approach Resources, Inc. (a)	188,730	$5,686,435
Cabot Oil & Gas Corp.	299,628	13,453,297
Celtic Exploration Ltd. (a)	291,441	5,419,125
Midstates Petroleum Co., Inc. (a)	440,930	3,814,045
Pinecrest Energy, Inc. (a)	2,590,934	4,401,241
Range Resources Corp.	166,559	11,637,477

		$44,411,620

Entertainment – 1.3%
Six Flags Entertainment Corp.	164,923	$9,697,472

Food & Beverages – 0.8%
Green Mountain Coffee Roasters, Inc. (a)(l)	239,557	$5,689,479

General Merchandise – 1.8%
Five Below, Inc. (a)	337,440	$13,187,155

Internet – 1.4%
Millennial Media, Inc. (a)	343,560	$4,930,086
Rackspace Hosting, Inc. (a)	82,170	5,430,615

		$10,360,701

Machinery & Tools – 8.8%
Allison Transmission Holdings, Inc.	424,620	$8,543,354
Douglas Dynamics, Inc.	124,437	1,840,423
Graco, Inc.	73,120	3,676,474
IPG Photonics Corp. (a)	131,995	7,563,314
Joy Global, Inc.	197,262	11,058,508
Kennametal, Inc.	224,696	8,331,728
Polypore International, Inc. (a)(l)	283,470	10,020,665
Proto Labs, Inc. (a)	47,880	1,619,302
United Rentals, Inc. (a)	193,436	6,327,292
WABCO Holdings, Inc. (a)	119,351	6,882,972

		$65,864,032

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 8.1%
Advisory Board Co. (a)	219,182	$10,483,475
Air Methods Corp. (a)	48,986	5,847,459
Brookdale Senior Living, Inc. (a)	593,737	13,786,573
Capital Senior Living Corp. (a)	268,230	3,881,288
Cerner Corp. (a)	75,511	5,845,306
Healthcare Services Group, Inc.	433,828	9,921,646
HMS Holdings Corp. (a)	143,510	4,797,539
IDEXX Laboratories, Inc. (a)	57,790	5,741,437

		$60,304,723

Medical Equipment – 12.0%
Align Technology, Inc. (a)	161,017	$5,952,798
Cepheid, Inc. (a)	210,498	7,264,286
Conceptus, Inc. (a)	770,480	15,648,449
DexCom, Inc. (a)	274,758	4,129,613
Endologix, Inc. (a)	574,385	7,938,001
EnteroMedics, Inc. (a)	719,660	2,626,759
Globus Medical, Inc., “A” (a)	335,980	6,057,719
Masimo Corp. (a)	319,948	7,736,343
Novadaq Technologies, Inc. (a)	112,540	1,163,664
NxStage Medical, Inc. (a)	523,531	6,915,845
Uroplasty, Inc. (a)	764,775	2,913,793
Varian Medical Systems, Inc. (a)	97,640	5,889,645
Vocera Communications, Inc. (a)	250,081	7,730,004
Volcano Corp. (a)	260,745	7,449,485

		$89,416,404

Metals & Mining – 2.5%
Globe Specialty Metals, Inc.	663,059	$10,091,758
Iluka Resources Ltd.	865,581	8,739,861

		$18,831,619

Network & Telecom – 1.7%
Calix, Inc. (a)	602,093	$3,853,395
Fortinet, Inc. (a)	377,883	9,122,096

		$12,975,491

Oil Services – 4.4%
Atwood Oceanics, Inc. (a)	279,768	$12,715,456
Core Laboratories N.V.	30,080	3,654,117
Dresser-Rand Group, Inc. (a)	191,267	10,540,724
Helmerich & Payne, Inc.	120,050	5,715,581

		$32,625,878

Other Banks & Diversified Financials – 1.4%
Air Lease Corp. (a)	252,875	$5,158,650
First Republic Bank	148,866	5,129,922

		$10,288,572

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Precious Metals & Minerals – 0.3%
Colossus Minerals, Inc. (a)	460,339	$2,626,896

Railroad & Shipping – 1.2%
Diana Shipping, Inc. (a)	1,377,760	$8,900,330

Restaurants – 3.5%
Arcos Dorados Holdings, Inc.	676,348	$10,436,050
BJ’s Restaurants, Inc. (a)	45,210	2,050,274
Chuy’s Holdings, Inc. (a)	338,350	8,296,342
Dunkin Brands Group, Inc.	190,350	5,557,268

		$26,339,934

Specialty Chemicals – 0.8%
Ecosynthetix, Inc. (a)(z)	206,840	$690,098
Rockwood Holdings, Inc.	116,900	5,447,540

		$6,137,638

Specialty Stores – 7.4%
Citi Trends, Inc. (a)	580,620	$7,289,684
Ethan Allen Interiors, Inc.	384,620	8,430,870
Francesca’s Holdings Corp. (a)	173,950	5,345,484
Monro Muffler Brake, Inc.	285,658	10,052,305
Tiffany & Co.	101,590	6,286,389
Tile Shop Holdings, Inc. (a)	250,850	3,607,223
Urban Outfitters, Inc. (a)	216,319	8,124,942
Zumiez, Inc. (a)	212,390	5,889,575

		$55,026,472

Trucking – 2.5%
Atlas Air Worldwide Holdings, Inc. (a)	141,493	$7,305,284
Swift Transportation Co. (a)	1,350,351	11,640,026

		$18,945,310

Total Common Stocks		$743,792,077

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	573,792	$573,792

COLLATERAL FOR SECURITIES LOANED – 1.1%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	8,655,803	$8,655,803

Total Investments		$753,021,672

OTHER ASSETS, LESS LIABILITIES – (0.9)%		(6,698,097)

Net Assets – 100.0%		$746,323,575

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ecosynthetix, Inc.,	7/28/11	$1,956,345	$690,098
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$693,768,673	$—	$—	$693,768,673
Canada	13,610,925	690,098	—	14,301,023
British Virgin Islands	10,436,050	—	—	10,436,050
Greece	8,900,330	—	—	8,900,330
Australia	—	8,739,861	—	8,739,861
India	4,126,318	—	—	4,126,318
Luxembourg	—	3,519,822	—	3,519,822
Mutual Funds	9,229,595	—	—	9,229,595
Total Investments	$740,071,891	$12,949,781	$—	$753,021,672

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $3,519,822 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$688,719,037
Gross unrealized appreciation	97,341,854
Gross unrealized depreciation	(33,039,219)
Net unrealized appreciation (depreciation)	$64,302,635

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,841,923	151,518,691	(153,786,822)	573,792

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,100	$573,792

5

QUARTERLY REPORT

September 30, 2012

MFS® CORE EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.9%
Aerospace – 2.9%
Embraer S.A., ADR	3,380	$89,976
Honeywell International, Inc.	9,710	580,173
Lockheed Martin Corp.	1,900	177,422
Precision Castparts Corp.	2,290	374,049
United Technologies Corp.	6,390	500,273

		$1,721,893

Apparel Manufacturers – 1.2%
Guess?, Inc.	8,420	$214,036
NIKE, Inc., “B”	2,970	281,883
VF Corp.	1,170	186,451

		$682,370

Automotive – 1.2%
Delphi Automotive PLC (a)	17,330	$537,230
General Motors Co. (a)	8,450	192,237

		$729,467

Biotechnology – 1.9%
Amgen, Inc.	1,430	$120,578
Celgene Corp. (a)	3,770	288,028
Gilead Sciences, Inc. (a)	6,520	432,472
ViroPharma, Inc. (a)	9,970	301,293

		$1,142,371

Broadcasting – 2.0%
Interpublic Group of Cos., Inc.	7,880	$87,626
News Corp., “A”	23,070	565,907
Walt Disney Co.	10,090	527,505

		$1,181,038

Brokerage & Asset Managers – 1.1%
BlackRock, Inc.	1,292	$230,364
Franklin Resources, Inc.	830	103,808
FXCM, Inc. “A”	7,070	67,518
GFI Group, Inc.	24,880	79,118
NASDAQ OMX Group, Inc.	7,914	184,357

		$665,165

Business Services – 1.7%
Accenture PLC, “A”	3,670	$257,010
Automatic Data Processing, Inc.	4,830	283,328
FleetCor Technologies, Inc. (a)	7,370	330,176
Performant Financial Corp. (a)	13,960	148,953

		$1,019,467

Cable TV – 1.3%
Comcast Corp., “Special A”	11,390	$396,372
Time Warner Cable, Inc.	3,640	346,018

		$742,390

Chemicals – 0.5%
Celanese Corp.	7,500	$284,325

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.6%
Autodesk, Inc. (a)	6,360	$212,233
Check Point Software Technologies Ltd. (a)	9,470	456,075
Citrix Systems, Inc. (a)	5,710	437,215
Microsoft Corp.	5,380	160,216
Nuance Communications, Inc. (a)	2,680	66,705
Oracle Corp.	20,630	649,639
Salesforce.com, Inc. (a)	3,070	468,758
SolarWinds, Inc. (a)	4,670	260,306

		$2,711,147

Computer Software – Systems – 7.6%
Apple, Inc. (s)	4,520	$3,016,015
EMC Corp. (a)	21,220	578,669
Hewlett-Packard Co.	18,430	314,416
International Business Machines Corp.	930	192,928
NICE Systems Ltd., ADR (a)	3,450	114,609
ServiceSource International, Inc. (a)	6,180	63,407
Verifone Systems, Inc. (a)	5,770	160,694

		$4,440,738

Construction – 0.5%
Mohawk Industries, Inc. (a)	890	$71,218
Stanley Black & Decker, Inc.	2,580	196,725

		$267,943

Consumer Products – 1.8%
Colgate-Palmolive Co.	5,530	$592,927
International Flavors & Fragrances, Inc.	2,920	173,974
Newell Rubbermaid, Inc.	12,680	242,061
Nu Skin Enterprises, Inc., “A”	880	34,170

		$1,043,132

Consumer Services – 0.9%
DeVry, Inc.	6,690	$152,264
Priceline.com, Inc. (a)	620	383,613

		$535,877

Containers – 0.8%
Silgan Holdings, Inc.	10,530	$458,160

Electrical Equipment – 2.7%
AMETEK, Inc.	7,595	$269,243
Danaher Corp.	20,190	1,113,479
Sensata Technologies Holding B.V. (a)	6,370	189,635

		$1,572,357

Electronics – 2.1%
Altera Corp.	10,780	$366,358
ASML Holding N.V.	3,920	210,426
KLA-Tencor Corp.	1,140	54,384
Linear Technology Corp.	5,540	176,449
Microchip Technology, Inc.	13,770	450,830

		$1,258,447

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.4%
Approach Resources, Inc. (a)	2,550	$76,831
Cabot Oil & Gas Corp.	4,700	211,030
Concho Resources, Inc. (a)	1,800	170,550
CONSOL Energy, Inc.	1,570	47,178
EOG Resources, Inc.	1,940	217,377
EQT Corp.	4,350	256,650
Noble Energy, Inc.	3,640	337,464
Occidental Petroleum Corp.	2,570	221,174
Peabody Energy Corp.	1,720	38,339
Pioneer Natural Resources Co.	2,360	246,384
SM Energy Co.	1,964	106,272
WPX Energy, Inc. (a)	2,430	40,314

		$1,969,563

Energy – Integrated – 5.1%
Exxon Mobil Corp. (s)	32,490	$2,971,211

Engineering – Construction – 0.4%
Fluor Corp.	4,320	$243,130

Food & Beverages – 3.2%
Coca-Cola Enterprises, Inc.	12,790	$399,943
Dr Pepper Snapple Group, Inc.	6,850	305,031
General Mills, Inc.	8,700	346,695
Kraft Foods, Inc., “A”	12,050	498,268
Mead Johnson Nutrition Co., “A”	4,330	317,302

		$1,867,239

Food & Drug Stores – 1.0%
CVS Caremark Corp.	9,480	$459,022
Kroger Co.	4,420	104,047

		$563,069

Gaming & Lodging – 0.6%
Las Vegas Sands Corp.	6,040	$280,075
Royal Caribbean Cruises Ltd.	2,730	82,473

		$362,548

General Merchandise – 1.7%
Target Corp.	15,330	$972,995

Health Maintenance Organizations – 0.7%
Aetna, Inc.	9,180	$363,528
UnitedHealth Group, Inc.	510	28,259

		$391,787

Insurance – 3.5%
ACE Ltd.	13,630	$1,030,428
Aflac, Inc.	1,060	50,753
American International Group, Inc. (a)	8,960	293,798
Chubb Corp.	2,550	194,514
MetLife, Inc.	4,650	160,239
Prudential Financial, Inc.	3,090	168,436
Validus Holdings Ltd.	4,940	167,515

		$2,065,683

Internet – 2.4%
eBay, Inc. (a)	5,750	$278,357
Google, Inc., “A” (a)	1,080	814,860

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – continued
Rackspace Hosting, Inc. (a)	4,340	$286,831

		$1,380,048

Leisure & Toys – 0.2%
Activision Blizzard, Inc.	5,230	$58,994
Brunswick Corp.	2,610	59,064

		$118,058

Machinery & Tools – 2.1%
Allison Transmission Holdings, Inc.	3,530	$71,024
Eaton Corp.	5,450	257,567
Joy Global, Inc.	4,330	242,740
Kennametal, Inc.	8,190	303,685
Polypore International, Inc. (a)	2,990	105,696
Roper Industries, Inc.	2,350	258,241

		$1,238,953

Major Banks – 4.8%
Goldman Sachs Group, Inc.	3,450	$392,196
JPMorgan Chase & Co. (s)	30,250	1,224,520
PNC Financial Services Group, Inc.	7,720	487,132
State Street Corp.	6,230	261,411
Wells Fargo & Co.	12,470	430,589

		$2,795,848

Medical & Health Technology & Services – 1.2%
AmerisourceBergen Corp.	4,480	$173,421
Cerner Corp. (a)	920	71,217
Express Scripts Holding Co. (a)	5,200	325,884
Henry Schein, Inc. (a)	1,170	92,746
Quest Diagnostics, Inc.	920	58,356

		$721,624

Medical Equipment – 2.4%
Cooper Cos., Inc.	3,410	$322,109
Covidien PLC	7,830	465,259
Sirona Dental Systems, Inc. (a)	1,490	84,870
St. Jude Medical, Inc.	8,110	341,674
Thermo Fisher Scientific, Inc.	3,310	194,727

		$1,408,639

Metals & Mining – 0.4%
Cliffs Natural Resources, Inc.	2,730	$106,825
Teck Resources Ltd., “B”	4,424	130,546

		$237,371

Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	9,400	$275,984

Natural Gas – Pipeline – 0.1%
Kinder Morgan, Inc.	2,026	$71,964

Network & Telecom – 0.6%
F5 Networks, Inc. (a)	1,010	$105,747
Fortinet, Inc. (a)	7,050	170,187
Juniper Networks, Inc. (a)	3,960	67,756

		$343,690

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 1.7%
Cameron International Corp. (a)	4,770	$267,454
Dresser-Rand Group, Inc. (a)	4,620	254,608
FMC Technologies, Inc. (a)	2,910	134,733
Schlumberger Ltd.	3,270	236,519
Transocean, Inc.	1,720	77,211

		$970,525

Other Banks & Diversified Financials – 3.7%
American Express Co.	2,080	$118,269
CapitalSource, Inc.	22,020	166,912
CIT Group, Inc. (a)	11,220	441,956
EuroDekania Ltd. (a)(z)	50,820	64,478
Fifth Third Bancorp	24,870	385,734
First Republic Bank	3,950	136,117
Visa, Inc., “A”	4,750	637,830
Western Union Co.	12,210	222,466

		$2,173,762

Pharmaceuticals – 4.9%
Abbott Laboratories	7,050	$483,348
Johnson & Johnson	5,140	354,197
Merck & Co., Inc.	12,640	570,064
Pfizer, Inc.	54,269	1,348,585
Teva Pharmaceutical Industries Ltd., ADR	2,400	99,384

		$2,855,578

Pollution Control – 0.2%
Waste Connections, Inc.	3,170	$95,892

Precious Metals & Minerals – 0.3%
Goldcorp, Inc.	4,460	$204,491

Printing & Publishing – 0.4%
Moody’s Corp.	5,610	$247,794

Railroad & Shipping – 0.8%
Union Pacific Corp.	3,920	$465,304

Real Estate – 3.1%
Atrium European Real Estate Ltd.	22,840	$119,281
BioMed Realty Trust, Inc., REIT	19,540	365,789
Mid-America Apartment Communities, Inc., REIT	6,740	440,189
Public Storage, Inc., REIT	3,140	436,994
Tanger Factory Outlet Centers, Inc., REIT	14,340	463,612

		$1,825,865

Restaurants – 1.7%
McDonald’s Corp.	2,520	$231,210
Starbucks Corp.	5,630	285,722
YUM! Brands, Inc.	7,280	482,955

		$999,887

Specialty Chemicals – 0.8%
Airgas, Inc.	2,100	$172,830
Albemarle Corp.	2,780	146,450
Ecolab, Inc.	2,540	164,617

		$483,897

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 2.3%
Bed Bath & Beyond, Inc. (a)	3,660	$230,580
Children’s Place Retail Store, Inc. (a)	3,750	225,000
PetSmart, Inc.	3,740	257,985
rue21, Inc. (a)	6,970	217,115
Tiffany & Co.	3,610	223,387
Urban Outfitters, Inc. (a)	5,820	218,599

		$1,372,666

Telecommunications – Wireless – 0.6%
American Tower Corp., REIT	3,090	$220,595
SBA Communications Corp. (a)	2,020	127,058

		$347,653

Telephone Services – 2.5%
AT&T, Inc.	23,410	$882,557
CenturyLink, Inc.	3,312	133,805
Verizon Communications, Inc.	9,510	433,371

		$1,449,733

Tobacco – 2.3%
Lorillard, Inc.	3,210	$373,805
Philip Morris International, Inc.	11,040	992,938

		$1,366,743

Trucking – 1.1%
Expeditors International of Washington, Inc.	8,960	$325,786
Swift Transportation Co. (a)	37,130	320,061

		$645,847

Utilities – Electric Power – 2.4%
AES Corp.	13,450	$147,546
American Electric Power Co., Inc.	4,990	219,261
Calpine Corp. (a)	11,520	199,296
CMS Energy Corp.	10,870	255,988
Edison International	3,980	181,846
Great Plains Energy, Inc.	10,430	232,172
PG&E Corp.	4,200	179,214

		$1,415,323

Total Common Stocks		$57,376,651

CONVERTIBLE PREFERRED STOCKS – 0.7%
Utilities – Electric Power – 0.7%
PPL Corp., 9.5%	3,660	$195,993
PPL Corp., 8.75%	3,270	178,869

Total Convertible Preferred Stocks		$374,862

	Strike Price	First Exercise

WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/17	3,232	$11,280

3

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Shares/Par/ Number of Contracts	Value ($)

CALL OPTIONS PURCHASED – 0.0%
Internet – 0.0%
Pandora Media, Inc. – January 2013 @ $13	45	$3,600

PUT OPTIONS PURCHASED – 0.0%
Computer Software – Systems – 0.0%
Apple, Inc. – October 2012 @ $700	5	$19,425

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	474,717	$474,717

Total Investments		$58,260,535

CALL OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
SolarWinds, Inc. – March 2013 @ $70	(16)	$(2,720)

Issuer/Expiration Date/Strike Price	Shares/Par/ Number of Contracts	Value ($)

PUT OPTIONS WRITTEN – 0.0%
Internet – 0.0%
Rackspace Hosting, Inc. – October 2012 @ $55	(3)	$(39)

SECURITIES SOLD SHORT – (0.2)%
Computer Software – Systems – (0.2)%
Tangoe, Inc. (a)	(8,450)	$(110,949)

OTHER ASSETS, LESS LIABILITIES – 0.8%		461,553

Net Assets – 100.0%		$58,608,380

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	6/25/07	$737,167	$64,478
% of Net assets			0.1%

At September 30, 2012, the fund had cash collateral of $52,954 and/or other liquid securities with an aggregate value of $588,199 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

5

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$56,296,552	$—	$—	$56,296,552
Israel	670,068	—	—	670,068
Canada	335,037	—	—	335,037
Netherlands	210,426	—	—	210,426
Austria	119,281	—	—	119,281
Brazil	89,976	—	—	89,976
United Kingdom	—	—	64,478	64,478
Mutual Funds	474,717	—	—	474,717
Total Investments	$58,196,057	$—	$64,478	$58,260,535
Short Sales	$(110,949)	$—	$—	$(110,949)

Other Financial Instruments
Written Options	$(2,759)	$—	$—	$(2,759)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$127,787
Change in unrealized appreciation (depreciation)	(63,309)
Balance as of 9/30/12	$64,478

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2012 is $(63,309).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$52,023,896
Gross unrealized appreciation	9,190,155
Gross unrealized depreciation	(2,953,516)
Net unrealized appreciation (depreciation)	$6,236,639

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	284,156	11,355,866	(11,165,305)	474,717

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$492	$474,717

6

QUARTERLY REPORT

September 30, 2012

MFS® INVESTORS GROWTH STOCK SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 4.8%
Precision Castparts Corp.	28,810	$4,705,825
United Technologies Corp.	154,900	12,127,121

		$16,832,946

Alcoholic Beverages – 0.9%
Diageo PLC	112,013	$3,146,382

Apparel Manufacturers – 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	34,510	$5,188,607
NIKE, Inc., “B”	45,230	4,292,779

		$9,481,386

Automotive – 2.0%
Johnson Controls, Inc.	260,570	$7,139,618

Broadcasting – 3.7%
Omnicom Group, Inc.	74,640	$3,848,438
Viacom, Inc., “B”	120,000	6,430,800
Walt Disney Co.	55,920	2,923,498

		$13,202,736

Brokerage & Asset Managers – 4.6%
Charles Schwab Corp.	259,600	$3,320,283
CME Group, Inc.	47,190	2,703,987
Franklin Resources, Inc.	80,440	10,060,631

		$16,084,901

Business Services – 6.3%
Accenture PLC, “A”	175,110	$12,262,953
MSCI, Inc., “A” (a)	190,860	6,830,879
Verisk Analytics, Inc., “A” (a)	64,260	3,059,419

		$22,153,251

Cable TV – 1.1%
DIRECTV, “A” (a)	76,660	$4,021,584

Chemicals – 0.6%
Monsanto Co.	22,920	$2,086,178

Computer Software – 5.6%
Autodesk, Inc. (a)	98,960	$3,302,295
Check Point Software Technologies Ltd. (a)	95,310	4,590,130
Oracle Corp.	380,250	11,974,073

		$19,866,498

Computer Software – Systems – 7.3%
Apple, Inc.	24,050	$16,047,603
EMC Corp. (a)	145,300	3,962,331
International Business Machines Corp.	27,890	5,785,781

		$25,795,715

Consumer Products – 6.9%
Church & Dwight Co., Inc.	44,150	$2,383,659
Colgate-Palmolive Co.	113,070	12,123,365
Procter & Gamble Co.	141,133	9,788,984

		$24,296,008

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 10.2%
Amphenol Corp., “A”	77,670	$4,573,210
Danaher Corp.	252,080	13,902,212
Mettler-Toledo International, Inc. (a)	28,610	4,884,871
Sensata Technologies Holding B.V. (a)	271,450	8,081,067
W.W. Grainger, Inc.	21,340	4,446,616

		$35,887,976

Electronics – 3.9%
ASML Holding N.V.	34,000	$1,825,120
Microchip Technology, Inc.	230,810	7,556,719
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	288,816	4,569,069

		$13,950,908

Energy – Independent – 1.4%
Occidental Petroleum Corp.	58,110	$5,000,947

Food & Beverages – 4.2%
Groupe Danone	116,321	$7,161,504
Mead Johnson Nutrition Co., “A”	27,480	2,013,734
PepsiCo, Inc.	82,490	5,837,817

		$15,013,055

Food & Drug Stores – 0.7%
CVS Caremark Corp.	50,473	$2,443,903

General Merchandise – 1.7%
Kohl’s Corp.	45,010	$2,305,412
Target Corp.	55,850	3,544,800

		$5,850,212

Internet – 5.3%
eBay, Inc. (a)	64,080	$3,102,113
Google, Inc., “A” (a)	20,750	15,655,875

		$18,757,988

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	29,776	$1,866,062
Patterson Cos., Inc.	66,750	2,285,520

		$4,151,582

Medical Equipment – 8.5%
Becton, Dickinson & Co.	38,510	$3,025,346
DENTSPLY International, Inc.	199,050	7,591,767
St. Jude Medical, Inc.	124,860	5,260,352
Thermo Fisher Scientific, Inc.	166,800	9,812,844
Waters Corp. (a)	52,250	4,353,993

		$30,044,302

Metals & Mining – 0.5%
Rio Tinto Ltd.	38,190	$1,779,156

Network & Telecom – 0.6%
Cisco Systems, Inc.	106,460	$2,032,321

Oil Services – 2.9%
National Oilwell Varco, Inc.	22,140	$1,773,635

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – continued
Schlumberger Ltd.	116,740	$8,443,804

		$10,217,439

Other Banks & Diversified Financials – 4.0%
MasterCard, Inc., “A”	9,430	$4,257,456
Visa, Inc., “A”	72,770	9,771,556

		$14,029,012

Pharmaceuticals – 2.1%
Allergan, Inc.	28,520	$2,611,862
Johnson & Johnson	67,700	4,665,207

		$7,277,069

Railroad & Shipping – 0.4%
Kuehne & Nagel, Inc. AG	14,160	$1,598,928

Restaurants – 1.5%
McDonald’s Corp.	57,650	$5,289,388

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.2%
Praxair, Inc.	41,420	$4,302,710

Specialty Stores – 0.7%
Industria de Diseno Textil S.A.	19,239	$2,388,990

Trucking – 1.9%
Expeditors International of Washington, Inc.	184,020	$6,690,967

Total Common Stocks		$350,814,056

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	2,627,070	$2,627,070

Total Investments		$353,441,126

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(311,548)

Net Assets – 100.0%		$353,129,578

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$350,814,056	$—	$—	$350,814,056
Mutual Funds	2,627,070	—	—	2,627,070
Total Investments	$353,441,126	$—	$—	$353,441,126

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $9,176,525 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$292,605,000
Gross unrealized appreciation	67,678,535
Gross unrealized depreciation	(6,842,409)
Net unrealized appreciation (depreciation)	$60,836,126

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,594,998	44,593,496	(45,561,424)	2,627,070

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,804	$2,627,070

4

QUARTERLY REPORT

September 30, 2012

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 3.6%
Honeywell International, Inc.	13,500	$806,625
United Technologies Corp.	8,880	695,215

		$1,501,840

Alcoholic Beverages – 7.4%
Carlsberg A.S., “B”	3,737	$331,090
Diageo PLC	38,371	1,077,820
Heineken N.V.	18,729	1,116,500
Pernod Ricard S.A.	4,753	533,276

		$3,058,686

Apparel Manufacturers – 3.6%
Burberry Group PLC	10,156	$164,163
Compagnie Financiere Richemont S.A.	7,606	456,117
LVMH Moet Hennessy Louis Vuitton S.A.	4,676	703,040
NIKE, Inc., “B”	1,830	173,685

		$1,497,005

Automotive – 0.9%
Delphi Automotive PLC (a)	9,650	$299,150
Harley-Davidson, Inc.	1,810	76,690

		$375,840

Broadcasting – 6.1%
Omnicom Group, Inc.	11,050	$569,738
Viacom, Inc., “B”	3,550	190,245
Walt Disney Co.	23,150	1,210,282
WPP Group PLC	41,309	561,329

		$2,531,594

Brokerage & Asset Managers – 0.6%
Deutsche Boerse AG	4,344	$240,400

Business Services – 4.3%
Accenture PLC, “A”	12,390	$867,672
Adecco S.A.	5,180	246,525
Brenntag AG	1,502	192,242
Compass Group PLC	44,660	492,919

		$1,799,358

Chemicals – 1.8%
3M Co.	7,900	$730,118

Computer Software – 3.6%
Autodesk, Inc. (a)	8,610	$287,316
Check Point Software Technologies Ltd. (a)	3,520	169,523
Dassault Systems S.A.	1,873	196,788
Oracle Corp.	26,910	847,396

		$1,501,023

Computer Software – Systems – 0.8%
Canon, Inc.	9,800	$313,314

Conglomerates – 0.2%
Smiths Group PLC	4,897	$82,002

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Sherwin-Williams Co.	970	$144,443

Consumer Products – 6.8%
Beiersdorf AG	2,138	$156,879
Colgate-Palmolive Co.	5,610	601,504
International Flavors & Fragrances, Inc.	6,080	362,246
Procter & Gamble Co.	2,943	204,126
Reckitt Benckiser Group PLC	17,452	1,004,670
Svenska Cellulosa Aktiebolaget	27,163	504,489

		$2,833,914

Electrical Equipment – 3.7%
Amphenol Corp., “A”	6,370	$375,066
Legrand S.A.	14,300	538,974
Rockwell Automation, Inc.	1,270	88,328
Schneider Electric S.A.	8,956	530,043

		$1,532,411

Electronics – 2.9%
Altera Corp.	5,440	$184,878
Hoya Corp.	15,100	331,836
Microchip Technology, Inc.	8,550	279,927
Samsung Electronics Co. Ltd.	344	414,153

		$1,210,794

Energy – Independent – 0.7%
INPEX Corp.	48	$284,337

Food & Beverages – 5.8%
Dr Pepper Snapple Group, Inc.	6,920	$308,148
Groupe Danone	11,029	679,019
J.M. Smucker Co.	2,135	184,314
Nestle S.A.	19,950	1,257,879

		$2,429,360

Food & Drug Stores – 2.1%
Lawson, Inc.	2,300	$176,832
Tesco PLC	40,367	216,413
Walgreen Co.	13,470	490,847

		$884,092

Gaming & Lodging – 0.6%
William Hill PLC	49,787	$254,694

General Merchandise – 1.1%
Target Corp.	6,920	$439,212

Insurance – 0.7%
Swiss Re Ltd.	4,811	$309,224

Major Banks – 5.3%
Bank of New York Mellon Corp.	25,640	$579,977
Goldman Sachs Group, Inc.	3,540	402,427
Standard Chartered PLC	25,064	566,627
State Street Corp.	15,620	655,415

		$2,204,446

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 7.3%
DENTSPLY International, Inc.	8,570	$326,860
Medtronic, Inc.	12,190	525,633
Sonova Holding AG	2,396	242,147
St. Jude Medical, Inc.	17,440	734,747
Thermo Fisher Scientific, Inc.	13,200	776,556
Waters Corp. (a)	5,210	434,149

		$3,040,092

Network & Telecom – 0.9%
Cisco Systems, Inc.	19,140	$365,383

Oil Services – 2.0%
National Oilwell Varco, Inc.	5,090	$407,760
Schlumberger Ltd.	6,110	441,936

		$849,696

Other Banks & Diversified Financials – 7.7%
Aeon Credit Service Co. Ltd.	8,100	$174,372
American Express Co.	7,370	419,058
Banco Santander Brasil S.A., ADR	20,250	149,242
Credicorp Ltd.	1,060	132,797
Erste Group Bank AG (a)	7,919	176,712
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	2,730	37,401
ICICI Bank Ltd.	12,700	254,544
Itau Unibanco Holding S.A., ADR	13,350	203,988
Julius Baer Group Ltd.	8,563	298,635
Komercni Banka A.S.	1,094	218,276
UBS AG	25,763	313,648
Visa, Inc., “A”	6,010	807,023

		$3,185,696

Pharmaceuticals – 4.8%
Bayer AG	9,709	$833,808
Johnson & Johnson	4,250	292,868
Merck KGaA	4,432	546,753
Roche Holding AG	1,679	313,663

		$1,987,092

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 2.0%
Canadian National Railway Co.	8,324	$734,427
Kuehne & Nagel, Inc. AG	850	95,981

		$830,408

Restaurants – 0.5%
McDonald’s Corp.	2,280	$209,190

Specialty Chemicals – 7.2%
Akzo Nobel N.V.	10,483	$592,597
L’Air Liquide S.A.	2,357	292,134
Linde AG	7,758	1,335,902
Praxair, Inc.	4,160	432,141
Shin-Etsu Chemical Co. Ltd.	6,400	360,021

		$3,012,795

Specialty Stores – 1.4%
Hennes & Mauritz AB, “B”	4,500	$156,330
Sally Beauty Holdings, Inc. (a)	9,050	227,064
Urban Outfitters, Inc. (a)	5,400	202,824

		$586,218

Trucking – 1.5%
United Parcel Service, Inc., “B”	8,740	$625,522

Utilities – Electric Power – 0.3%
Red Electrica de Espana	2,738	$129,814

Total Common Stocks		$40,980,013

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	489,452	$489,452

Total Investments		$41,469,465

OTHER ASSETS, LESS LIABILITIES – 0.2%		102,886

Net Assets – 100.0%		$41,572,351

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$19,283,704	$—	$—	$19,283,704
United Kingdom	4,420,637	—	—	4,420,637
Switzerland	3,533,820	—	—	3,533,820
France	3,473,274	—	—	3,473,274
Germany	3,305,983	—	—	3,305,983
Netherlands	1,709,097	—	—	1,709,097
Japan	1,356,375	284,337	—	1,640,712
Canada	734,427	—	—	734,427
Sweden	660,819	—	—	660,819
Other Countries	1,548,843	668,697	—	2,217,540
Mutual Funds	489,452	—	—	489,452
Total Investments	$40,516,431	$953,034	$—	$41,469,465
For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $953,034 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $10,218,208 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$34,374,655
Gross unrealized appreciation	9,092,431
Gross unrealized depreciation	(1,997,621)
Net unrealized appreciation (depreciation)	$7,094,810

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22	8,860,014	(8,370,584)	489,452

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$341	$489,452

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United States	47.7%
United Kingdom	10.6%
Switzerland	8.5%
France	8.4%
Germany	8.0%
Netherlands	4.1%
Japan	4.0%
Canada	1.8%
Sweden	1.6%
Other Countries	5.3%

4

QUARTERLY REPORT

September 30, 2012

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 90.9%
Broadcasting – 0.7%
Viacom, Inc., “B”	169,281	$9,071,764

Cable TV – 11.6%
Comcast Corp., “Special A”	1,495,025	$52,026,870
Kabel Deutschland Holding AG (a)(l)	146,226	10,430,755
Liberty Global, Inc., “A” (a)	120,954	7,347,956
Telenet Group Holding N.V.	139,158	6,232,050
Time Warner Cable, Inc.	306,553	29,140,928
Virgin Media, Inc.	1,622,711	47,772,612

		$152,951,171

Energy – Independent – 4.8%
Cabot Oil & Gas Corp.	142,341	$6,391,111
Energen Corp.	160,456	8,409,499
EOG Resources, Inc.	6,420	719,361
EQT Corp.	348,749	20,576,191
Occidental Petroleum Corp.	81,677	7,029,123
QEP Resources, Inc.	443,740	14,048,808
WPX Energy, Inc. (a)	340,793	5,653,756

		$62,827,849

Natural Gas – Distribution – 6.1%
AGL Energy Ltd.	86,270	$1,337,198
AGL Resources, Inc.	146,451	5,991,310
Atmos Energy Corp.	39,024	1,396,669
GDF SUEZ	717,312	16,039,000
NiSource, Inc.	343,376	8,749,220
ONEOK, Inc.	73,586	3,554,940
Sempra Energy	362,502	23,377,754
Spectra Energy Corp.	682,137	20,027,542

		$80,473,633

Natural Gas – Pipeline – 9.3%
APA Group	77,697	$382,021
Cheniere Energy, Inc. (a)	98,147	1,526,186
El Paso Pipeline Partners LP	54,435	2,026,071
Enagas S.A.	964,477	19,024,804
Kinder Morgan, Inc.	1,036,844	36,828,699
Williams Cos., Inc.	1,206,022	42,174,589
Williams Partners LP	395,759	21,640,102

		$123,602,472

Telecommunications – Wireless – 5.7%
American Tower Corp., REIT	144,468	$10,313,571
Cellcom Israel Ltd.	500,887	4,332,673
KDDI Corp.	9,700	751,570
Mobile TeleSystems OJSC, ADR	692,581	12,134,019
SBA Communications Corp. (a)	192,278	12,094,286
TIM Participacoes S.A., ADR	632,322	12,153,229
Turkcell Iletisim Hizmetleri A.S. (a)	73,560	448,661
Vodafone Group PLC	8,352,141	23,703,458

		$75,931,467

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 10.1%
Bezeq – The Israel Telecommunication Corp. Ltd.	7,957,311	$9,240,879
CenturyLink, Inc.	335,852	13,568,421
China Unicom (Hong Kong) Ltd.	1,090,000	1,777,249
Crown Castle International Corp. (a)	80,450	5,156,845
Deutsche Telekom AG	676,526	8,324,213
Empresa Nacional de Telecomunicaciones S.A.	482,930	10,067,871
Frontier Communications Corp. (l)	1,044,463	5,117,869
PT XL Axiata Tbk	10,973,500	7,625,264
TDC A.S.	2,027,584	14,769,577
Telecom Italia S.p.A.	21,124,627	18,500,133
Telefonica Brasil S.A., ADR	618,157	13,438,733
Windstream Corp.	446,820	4,517,350
Ziggo N.V.	614,786	20,900,259

		$133,004,663

Utilities – Electric Power – 42.6%
AES Corp.	2,217,874	$24,330,078
AES Gener S.A.	694,880	421,162
Aguas Andinas S.A.	6,831,776	4,579,962
American Electric Power Co., Inc.	346,197	15,211,896
Calpine Corp. (a)	1,599,702	27,674,845
CenterPoint Energy, Inc.	778,636	16,584,947
CEZ A.S.	397,883	14,845,978
China Hydroelectric Corp., ADR (a)	298,729	483,941
China Longyuan Power Group	709,000	464,632
CMS Energy Corp.	1,689,159	39,779,694
Companhia de Saneamento Basico do Estado de Sao Paulo	123,500	5,055,748
Companhia de Saneamento de Minas Gerais – Copasa MG	287,500	6,537,798
Companhia Energetica de Minas Gerais, IPS	728,525	8,833,220
Companhia Paranaense de Energia, ADR	274,787	4,512,003
Companhia Paranaense de Energia, IPS	382,300	6,242,018
CPFL Energia S.A.	109,400	1,208,270
Duke Energy Corp.	25,060	1,623,888
E-CL S.A.	1,082,570	2,646,916
E.On Russia JSC	20,766,243	1,808,677
Edison International	757,388	34,605,058
EDP Renovaveis S.A. (a)	4,095,251	18,340,165
Enel OGK-5 OAO (a)	20,601,901	1,196,023
Energias de Portugal S.A.	13,026,396	35,856,152
Energias do Brasil S.A.	1,477,300	9,378,642
FirstEnergy Corp.	370,000	16,317,000
GenOn Energy, Inc. (a)	4,618,544	11,684,916
Great Plains Energy, Inc.	375,666	8,362,325
Iberdrola S.A.	3,008,259	13,638,410
ITC Holdings Corp.	216,274	16,345,989
Light S.A.	663,640	7,696,227

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
National Grid PLC	1,169,899	$12,902,909
NextEra Energy, Inc.	280,112	19,700,277
NextEra Energy, Inc. (a)	259,630	13,451,430
Northeast Utilities	327,623	12,525,027
NRG Energy, Inc.	934,340	19,985,533
NV Energy, Inc.	375,024	6,754,182
OGE Energy Corp.	372,195	20,641,935
PG&E Corp.	184,190	7,859,387
PPL Corp.	586,876	17,048,748
Public Service Enterprise Group, Inc.	733,801	23,613,716
Red Electrica de Espana	377,453	17,895,768
RWE AG	155,932	6,976,243
SSE PLC	608,806	13,684,745
SUEZ Environnement	260,660	2,954,022
Terna Participacoes S.A., IEU	101,500	3,679,985
TGK International GmbH	4,125,771,888	895,293
Tractebel Energia S.A.	261,600	4,129,338
United Utilities Group PLC	243,065	2,810,309

		$563,775,427

Total Common Stocks		$1,201,638,446

CONVERTIBLE PREFERRED STOCKS – 3.0%
Utilities – Electric Power – 3.0%
NextEra Energy, Inc., 7%	232,562	$12,732,770
PPL Corp., 9.5%	254,573	13,632,384
PPL Corp., 8.75%	254,299	13,910,155

Total Convertible Preferred Stocks		$40,275,309

BONDS – 1.4%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 5.731%, 2023 (i)(z)	$74,456	$7,073

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 0.6%
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	$7,070,000	$7,706,300

Utilities – Electric Power – 0.8%
GenOn Energy, Inc., 9.875%, 2020	8,316,000	9,230,760
Viridian Group FundCo II, 11.125%, 2017 (z)	2,195,000	2,195,000

		$11,425,760

Total Bonds		$19,139,133

CONVERTIBLE BONDS – 1.4%
Cable TV – 0.7%
Virgin Media, Inc., 6.5%, 2016	$5,838,559	$10,060,567

Telecommunications – Wireless – 0.7%
SBA Communications Corp., 4%, 2014	$4,298,807	$9,108,097

Total Convertible Bonds		$19,168,664

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	33,737,026	$33,737,026

COLLATERAL FOR SECURITIES LOANED – 0.8%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	10,039,654	$10,039,654

Total Investments		$1,323,998,232

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(1,581,766)

Net Assets – 100.0%		$1,322,416,466

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,706,300, representing 0.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 5.731%, 2023	1/18/02	$3,481	$7,073
Viridian Group FundCo II, 11.125%, 2017	3/01/12	2,129,229	2,195,000
Total Restricted Securities			$2,202,073
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

Derivative Contracts at 9/30/12

Forward Foreign Currency Exchange Contracts at 9/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	JPMorgan Chase Bank N.A.	27,591,839	10/02/12	$13,588,023	$13,610,477	$22,454
BUY	BRL	UBS AG	27,591,839	10/02/12	13,558,643	13,610,477	51,834
BUY	EUR	Barclays PLC	967,221	10/12/12	1,204,826	1,243,048	38,222
BUY	EUR	Credit Suisse Group	1,127,032	10/12/12	1,440,741	1,448,434	7,693
BUY	EUR	Merrill Lynch International Bank	480,989	10/12/12	601,684	618,156	16,472
BUY	EUR	UBS AG	3,087,543	10/12/12	3,792,848	3,968,036	175,188
SELL	EUR	Barclays PLC	221,173	10/12/12	289,880	284,246	5,634
SELL	EUR	UBS AG	83,460,355	12/17/12	107,705,171	107,337,780	367,391
SELL	EUR	Westpac Banking Corp.	347,150	10/12/12	453,773	446,148	7,625

							$692,513

Liability Derivatives
SELL	BRL	JPMorgan Chase Bank N.A.	27,591,839	10/02/12	$13,464,031	$13,610,476	$(146,445)
SELL	BRL	UBS AG	55,183,678	10/02/12-12/04/12	27,031,718	27,118,231	(86,513)
BUY	EUR	Barclays PLC	1,702,829	10/12/12	2,218,915	2,188,434	(30,481)
BUY	EUR	Citibank N.A.	1,651,490	10/12/12	2,133,796	2,122,455	(11,341)
BUY	EUR	Credit Suisse Group	301,143	10/12/12	392,622	387,022	(5,600)
BUY	EUR	Deutsche Bank AG	2,020,742	10/12/12	2,609,928	2,597,008	(12,920)
BUY	EUR	Merrill Lynch International Bank	487,239	10/12/12	626,656	626,187	(469)
BUY	EUR	UBS AG	82,098	10/12/12	106,151	105,511	(640)
BUY	EUR	Westpac Banking Corp.	262,995	10/12/12	343,772	337,995	(5,777)
SELL	EUR	Barclays PLC	435,895	10/12/12	541,841	560,202	(18,361)
SELL	EUR	Citibank N.A.	278,262	10/12/12	349,166	357,616	(8,450)
SELL	EUR	Credit Suisse Group	5,883,801	10/12/12	7,246,375	7,561,717	(315,342)
SELL	EUR	Deutsche Bank AG	11,870,480	10/12/12	14,893,102	15,255,651	(362,549)
SELL	EUR	Goldman Sachs International	478,585	10/12/12	588,875	615,066	(26,191)

3

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	EUR	JPMorgan Chase Bank N.A.	466,377	10/12/12	$572,388	$599,376	$(26,988)
SELL	EUR	Merrill Lynch International Bank	365,078	10/12/12	463,826	469,189	(5,363)
SELL	EUR	UBS AG	377,345	10/12/12	463,843	484,954	(21,111)
BUY	GBP	Merrill Lynch International Bank	610,149	10/12/12	989,323	985,238	(4,085)
SELL	GBP	Barclays PLC	17,444,078	10/12/12	27,094,570	28,167,841	(1,073,271)
SELL	GBP	Citibank N.A.	754,459	10/12/12	1,197,174	1,218,264	(21,090)
SELL	GBP	Deutsche Bank AG	17,022,927	10/12/12	26,416,859	27,487,787	(1,070,928)
SELL	GBP	JPMorgan Chase Bank N.A.	6,000,000	10/12/12	9,294,930	9,688,506	(393,576)

							$(3,647,491)

At September 30, 2012, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

5

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$820,625,588	$—	$—	$820,625,588
Brazil	82,865,209	—	—	82,865,209
Portugal	54,196,317	—	—	54,196,317
United Kingdom	53,101,421	—	—	53,101,421
Spain	50,558,981	—	—	50,558,981
Germany	25,731,212	—	—	25,731,212
Netherlands	20,900,259	—	—	20,900,259
France	18,993,021	—	—	18,993,021
Italy	18,500,133	—	—	18,500,133
Other Countries	87,762,312	8,679,302	—	96,441,614
Corporate Bonds	—	36,105,724	—	36,105,724
Commercial Mortgage-Backed Securities	—	7,073	—	7,073
Foreign Bonds	—	2,195,000	—	2,195,000
Mutual Funds	43,776,680	—	—	43,776,680
Total Investments	$1,277,011,133	$46,987,099	$—	$1,323,998,232

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,954,978)	$—	$(2,954,978)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,004,700 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $113,438,917 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,296,449,772
Gross unrealized appreciation	145,139,504
Gross unrealized depreciation	(117,591,044)
Net unrealized appreciation (depreciation)	$27,548,460

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	60,086,370	255,379,272	(281,728,616)	33,737,026

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$37,882	$33,737,026

6

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United States	68.0%
Brazil	6.3%
United Kingdom	4.2%
Portugal	4.1%
Spain	3.8%
Germany	1.9%
Netherlands	1.6%
France	1.4%
Italy	1.4%
Other Countries	7.3%

7

QUARTERLY REPORT

September 30, 2012

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.2%
Aerospace – 4.3%
Honeywell International, Inc.	395,630	$23,638,889
Lockheed Martin Corp.	392,363	36,638,857
Northrop Grumman Corp.	117,827	7,827,248
Precision Castparts Corp.	33,810	5,522,525
United Technologies Corp.	355,400	27,824,266

		$101,451,785

Alcoholic Beverages – 0.9%
Diageo PLC	734,075	$20,619,751

Automotive – 1.0%
Delphi Automotive PLC (a)	252,210	$7,818,510
General Motors Co. (a)	115,970	2,638,318
Johnson Controls, Inc.	500,460	13,712,604

		$24,169,432

Broadcasting – 2.5%
Omnicom Group, Inc.	285,130	$14,701,303
Viacom, Inc., “B”	369,380	19,795,074
Walt Disney Co.	476,670	24,920,308

		$59,416,685

Brokerage & Asset Managers – 1.0%
BlackRock, Inc.	72,366	$12,902,858
Franklin Resources, Inc.	87,615	10,958,008

		$23,860,866

Business Services – 1.0%
Accenture PLC, “A”	237,740	$16,648,932
Dun & Bradstreet Corp.	43,910	3,496,114
Fiserv, Inc. (a)	48,100	3,560,843

		$23,705,889

Cable TV – 0.8%
Comcast Corp., “Special A”	542,730	$18,887,004

Chemicals – 2.1%
3M Co.	256,170	$23,675,231
Celanese Corp.	105,070	3,983,204
E.I. du Pont de Nemours & Co.	71,050	3,571,684
PPG Industries, Inc.	171,340	19,676,686

		$50,906,805

Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	78,230	$3,767,557
Microsoft Corp.	133,600	3,978,608
Oracle Corp.	706,802	22,257,195

		$30,003,360

Computer Software – Systems – 1.0%
Hewlett-Packard Co.	315,391	$5,380,570
International Business Machines Corp.	94,100	19,521,045

		$24,901,615

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.5%
Stanley Black & Decker, Inc.	157,949	$12,043,611

Consumer Products – 0.6%
Procter & Gamble Co.	157,571	$10,929,125
Reckitt Benckiser Group PLC	68,102	3,920,468

		$14,849,593

Electrical Equipment – 1.8%
Danaher Corp.	470,430	$25,944,215
Tyco International Ltd.	246,350	13,859,651
Tyco International Ltd. (w)	66,020	1,808,948

		$41,612,814

Electronics – 0.4%
Intel Corp.	249,288	$5,653,852
Microchip Technology, Inc.	104,750	3,429,515

		$9,083,367

Energy – Independent – 2.7%
Anadarko Petroleum Corp.	137,110	$9,586,731
Apache Corp.	177,860	15,379,554
EOG Resources, Inc.	41,740	4,676,967
EQT Corp.	80,550	4,752,450
Noble Energy, Inc.	110,540	10,248,163
Occidental Petroleum Corp.	235,440	20,261,966

		$64,905,831

Energy – Integrated – 3.0%
Chevron Corp.	250,692	$29,220,660
Exxon Mobil Corp.	446,002	40,786,883

		$70,007,543

Engineering – Construction – 0.2%
Fluor Corp.	78,390	$4,411,789

Food & Beverages – 2.9%
Coca-Cola Enterprises, Inc.	36,970	$1,156,052
Dr Pepper Snapple Group, Inc.	25,140	1,119,484
General Mills, Inc.	401,280	15,991,008
Groupe Danone	192,524	11,853,074
J.M. Smucker Co.	23,490	2,027,892
Kellogg Co.	62,667	3,237,377
Kraft Foods, Inc., “A”	89,320	3,693,382
Nestle S.A.	308,418	19,446,239
PepsiCo, Inc.	150,660	10,662,208

		$69,186,716

Food & Drug Stores – 1.2%
CVS Caremark Corp.	376,190	$18,215,120
Kroger Co.	158,960	3,741,918
Walgreen Co.	161,460	5,883,602

		$27,840,640

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 1.2%
Kohl’s Corp.	183,320	$9,389,650
Target Corp.	302,280	19,185,712

		$28,575,362

Health Maintenance Organizations – 0.1%
Aetna, Inc.	79,790	$3,159,684

Insurance – 4.0%
ACE Ltd.	274,950	$20,786,220
Aon PLC	244,380	12,778,630
Chubb Corp.	72,790	5,552,421
MetLife, Inc.	546,320	18,826,187
Prudential Financial, Inc.	341,960	18,640,240
Travelers Cos., Inc.	257,730	17,592,650

		$94,176,348

Leisure & Toys – 0.4%
Hasbro, Inc.	244,320	$9,325,694

Machinery & Tools – 0.5%
Eaton Corp.	228,240	$10,786,622

Major Banks – 6.6%
Bank of America Corp.	797,110	$7,038,481
Bank of New York Mellon Corp.	978,242	22,127,834
Goldman Sachs Group, Inc.	230,680	26,223,702
JPMorgan Chase & Co.	1,264,514	51,187,527
PNC Financial Services Group, Inc.	149,570	9,437,867
State Street Corp.	304,610	12,781,436
Wells Fargo & Co.	785,460	27,121,934

		$155,918,781

Medical & Health Technology & Services – 0.3%
AmerisourceBergen Corp.	103,680	$4,013,453
Quest Diagnostics, Inc.	64,370	4,082,989

		$8,096,442

Medical Equipment – 2.2%
Becton, Dickinson & Co.	101,230	$7,952,629
Covidien PLC	152,130	9,039,565
Medtronic, Inc.	194,030	8,366,574
St. Jude Medical, Inc.	267,350	11,263,456
Thermo Fisher Scientific, Inc.	251,110	14,772,801

		$51,395,025

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	36,360	$1,422,767

Natural Gas – Pipeline – 0.4%
Williams Cos., Inc.	238,388	$8,336,428

Network & Telecom – 0.1%
Cisco Systems, Inc.	95,250	$1,818,323

Oil Services – 0.4%
Schlumberger Ltd.	44,440	$3,214,345
Transocean, Inc.	145,810	6,545,411

		$9,759,756

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.5%
American Express Co.	65,240	$3,709,546
MasterCard, Inc., “A”	8,262	3,730,128
SunTrust Banks, Inc.	157,410	4,449,981
Visa, Inc., “A”	63,250	8,493,210
Western Union Co.	616,450	11,231,719
Zions Bancorporation	165,270	3,413,652

		$35,028,236

Pharmaceuticals – 4.6%
Abbott Laboratories	329,990	$22,624,114
Bayer AG	47,260	4,058,683
Johnson & Johnson	453,310	31,237,592
Merck & Co., Inc.	162,040	7,308,004
Pfizer, Inc.	1,615,046	40,133,893
Roche Holding AG	20,240	3,781,146

		$109,143,432

Printing & Publishing – 0.3%
McGraw-Hill Cos., Inc.	51,680	$2,821,211
Moody’s Corp.	81,540	3,601,622

		$6,422,833

Railroad & Shipping – 0.3%
Canadian National Railway Co.	38,910	$3,433,029
Union Pacific Corp.	26,390	3,132,493

		$6,565,522

Restaurants – 0.2%
McDonald’s Corp.	62,720	$5,754,560

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc.	159,890	$13,222,903

Specialty Stores – 0.5%
Advance Auto Parts, Inc.	103,070	$7,054,111
Staples, Inc.	430,420	4,958,438

		$12,012,549

Telecommunications – Wireless – 0.9%
Vodafone Group PLC	7,758,126	$22,017,638

Telephone Services – 1.4%
AT&T, Inc.	800,414	$30,175,608
CenturyLink, Inc.	103,061	4,163,664

		$34,339,272

Tobacco – 2.8%
Altria Group, Inc.	121,153	$4,045,299
Lorillard, Inc.	103,670	12,072,372
Philip Morris International, Inc.	561,700	50,519,298

		$66,636,969

Trucking – 0.6%
United Parcel Service, Inc., “B”	212,590	$15,215,066

Utilities – Electric Power – 1.0%
NRG Energy, Inc.	146,210	$3,127,432
PG&E Corp.	164,440	7,016,655

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
PPL Corp.	$272,440	$7,914,382
Public Service Enterprise Group, Inc.	191,820	6,172,768

		$24,231,237

Total Common Stocks		$1,425,226,545

BONDS – 38.6%
Agency – Other – 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,097,729

Asset-Backed & Securitized – 2.0%
Anthracite Ltd., “A”, CDO, FRN, 0.666%, 2017 (n)	$720,449	$698,836
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040 (z)	1,991,686	1,286,210
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,358,778	1,384,323
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,124,280	4,696,004
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	3,818,128	4,336,508
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,184,233	1,009,600
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	6,187,182
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,670,925
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.174%, 2051	5,259,422	5,625,083
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,728,482
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.385%, 2041	2,550,000	2,712,777
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,155,262	3,577,565
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.041%, 2050	808,563	869,019
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	4,602,142	5,148,103
Morgan Stanley Capital I, Inc., FRN, 1.177%, 2030 (i)(n)	2,477,423	56,827
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	237,559	238,204
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,164,000	1,299,181
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,721,058	1,627,105

		$46,151,934

Automotive – 0.3%
Hyundai Capital America, 2.125%, 2017 (n)	$533,000	$533,075
Toyota Motor Credit Corp., 3.2%, 2015	1,430,000	1,525,717
Toyota Motor Credit Corp., 3.4%, 2021	2,050,000	2,221,603

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Volkswagen International Finance N.V., 2.375%, 2017 (n)	$1,948,000	$2,022,998

		$6,303,393

Broadcasting – 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,364,517
News America, Inc., 8.5%, 2025	1,586,000	2,136,781

		$3,501,298

Cable TV – 0.5%
Cox Communications, Inc., 4.625%, 2013	$2,949,000	$3,030,646
DIRECTV Holdings LLC, 4.6%, 2021	2,930,000	3,207,067
Time Warner Entertainment Co. LP, 8.375%, 2033	3,421,000	4,973,487

		$11,211,200

Conglomerates – 0.1%
ABB Finance (USA), Inc., 2.875%, 2022	$703,000	$726,759
United Technologies Corp., 3.1%, 2022	970,000	1,033,655

		$1,760,414

Consumer Services – 0.0%
eBay, Inc., 1.35%, 2017	$657,000	$664,877

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,074,000	$1,172,152

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$2,350,000	$2,492,506
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	746,000	806,096
Petrobras International Finance Co., 5.375%, 2021	882,000	993,812
Petrobras International Finance Co., 6.75%, 2041	637,000	790,609
Petroleos Mexicanos, 8%, 2019	1,753,000	2,293,801
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	1,754,976	1,917,311

		$9,294,135

Emerging Market Sovereign – 0.4%
Republic of Peru, 7.35%, 2025	$184,000	$269,560
Russian Federation, 3.625%, 2015 (z)	5,000,000	5,262,500
United Mexican States, 4.75%, 2044	3,200,000	3,560,000

		$9,092,060

Energy – Independent – 0.1%
Apache Corp., 3.25%, 2022	$959,000	$1,030,872
Apache Corp., 4.75%, 2043	734,000	838,703
EOG Resources, Inc., 2.625%,2023	687,000	694,404
Hess Corp., 8.125%, 2019	700,000	926,178

		$3,490,157

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 2020	$683,000	$792,859
BP Capital Markets PLC, 4.742%, 2021	1,966,000	2,291,804

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
Husky Energy, Inc., 5.9%, 2014	$1,758,000	$1,908,436
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,304,909
Petro-Canada, 6.05%, 2018	3,647,000	4,462,229
Total Capital International S.A., 1.55%, 2017	2,841,000	2,894,274

		$14,654,511

Financial Institutions – 0.1%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$1,990,629

Food & Beverages – 0.2%
Anheuser-Busch InBev S.A., 8%, 2039	$2,330,000	$3,816,442
Kraft Foods Group, Inc., 3.5%, 2022 (n)	938,000	991,082
Molson Coors Brewing Co., 5%, 2042	801,000	894,898

		$5,702,422

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,462,476

Gaming & Lodging – 0.0%
Wyndham Worldwide Corp., 6%, 2016	$15,000	$16,896

Insurance – 0.1%
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	$1,200,000	$1,228,914
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,060,000	1,136,801

		$2,365,715

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 2023	$1,363,000	$1,378,580

Insurance – Property & Casualty – 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$3,516,000	$3,744,540
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	990,000	1,046,925

		$4,791,465

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$1,228,000	$1,287,546
ING Bank N.V., 3.9%, 2014 (n)	2,900,000	3,037,721
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	3,600,000	3,591,000
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,633,812
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,739,206
Temasek Financial I Ltd., 2.375%, 2023 (n)	4,130,000	4,125,428

		$17,414,713

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$2,405,000	$3,548,842

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,650,291

Major Banks – 1.6%
ABN AMRO Bank N.V., FRN, 2.217%, 2014 (n)	$2,400,000	$2,424,581
Bank of America Corp., 7.375%, 2014	1,160,000	1,269,795
Bank of America Corp., 5.49%, 2019	2,160,000	2,353,242
Bank of America Corp., 7.625%, 2019	1,640,000	2,047,919
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	985,211
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,859,015
Credit Suisse New York, 5.5%, 2014	3,360,000	3,588,393
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,953,641
HSBC Holdings PLC, 5.1%, 2021	1,568,000	1,811,413
ING Bank N.V., 3.75%, 2017 (n)	1,918,000	2,021,006
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,392,926
JPMorgan Chase & Co., 3.25%, 2022	694,000	703,642
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,553,376
Morgan Stanley, 6.625%, 2018	1,980,000	2,274,901
PNC Funding Corp., 5.625%, 2017	2,078,000	2,392,281
Royal Bank of Scotland, 2.55%, 2015	563,000	569,774
Wachovia Corp., 5.25%, 2014	2,143,000	2,303,457
Wells Fargo & Co., 2.1%, 2017	2,290,000	2,369,200

		$37,873,773

Medical & Health Technology & Services – 0.4%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$2,980,000	$3,122,751
CareFusion Corp., 6.375%, 2019	2,550,000	3,053,798
Hospira, Inc., 6.05%, 2017	1,927,000	2,228,175

		$8,404,724

Metals & Mining – 0.1%
Vale Overseas Ltd., 4.625%, 2020	$669,000	$713,315
Vale Overseas Ltd., 6.875%, 2039	525,000	612,341

		$1,325,656

Mortgage-Backed – 12.6%
Fannie Mae, 4.767%, 2012	$286,262	$287,181
Fannie Mae, 4.01%, 2013	221,105	224,210
Fannie Mae, 4.02%, 2013	982,294	996,084
Fannie Mae, 4.767%, 2013	118,570	118,667
Fannie Mae, 4.845%, 2013	392,275	396,209
Fannie Mae, 5.418%, 2013	494,374	494,320
Fannie Mae, 4.561%, 2014	878,887	917,834
Fannie Mae, 4.825%, 2014	1,588,843	1,673,519
Fannie Mae, 4.858%, 2014	797,512	813,958
Fannie Mae, 4.94%, 2015	379,000	412,101
Fannie Mae, 5.19%, 2015	403,557	442,433
Fannie Mae, 5.27%, 2016	1,100,309	1,221,367
Fannie Mae, 5.662%, 2016	308,560	348,148
Fannie Mae, 5.724%, 2016	692,481	790,053
Fannie Mae, 5.45%, 2017	771,955	871,683
Fannie Mae, 5.5%, 2017 - 2038	47,934,418	52,918,859
Fannie Mae, 6%, 2017 - 2037	22,371,726	25,085,058
Fannie Mae, 2.578%, 2018	1,545,000	1,642,870

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3.8%, 2018	$328,865	$366,517
Fannie Mae, 3.849%, 2018	389,773	437,901
Fannie Mae, 3.91%, 2018	480,261	536,798
Fannie Mae, 4.5%, 2018 - 2041	9,268,564	10,135,431
Fannie Mae, 5%, 2018 - 2041	24,170,348	26,475,144
Fannie Mae, 5.37%, 2018	1,740,000	1,997,179
Fannie Mae, 4.6%, 2019	316,000	368,668
Fannie Mae, 4.88%, 2020	861,281	969,831
Fannie Mae, 3%, 2027	3,402,418	3,615,145
Fannie Mae, 7.5%, 2030 - 2032	210,026	258,561
Fannie Mae, 6.5%, 2031 - 2037	6,119,388	6,989,890
Fannie Mae, 4%, 2040	920,759	1,006,022
Fannie Mae, 3.5%, 2041 - 2042	5,814,403	6,268,412
Fannie Mae, TBA, 2.5%, 2027	1,566,000	1,642,343
Fannie Mae, TBA, 3.5%, 2042	11,739,000	12,558,896
Freddie Mac, 6%, 2016 - 2037	11,215,777	12,450,790
Freddie Mac, 3.882%, 2017	839,798	955,153
Freddie Mac, 5%, 2017 - 2039	14,640,754	16,036,552
Freddie Mac, 2.303%, 2018	401,707	425,553
Freddie Mac, 2.412%, 2018 (n)	1,226,000	1,298,983
Freddie Mac, 3.154%, 2018	274,000	302,817
Freddie Mac, 4.5%, 2018 - 2035	6,292,376	6,751,048
Freddie Mac, 5.085%, 2019	2,793,000	3,382,175
Freddie Mac, 5.5%, 2019 - 2037	7,371,316	8,107,317
Freddie Mac, 3.808%, 2020	2,402,000	2,739,274
Freddie Mac, 6.5%, 2034 - 2038	3,710,148	4,225,844
Freddie Mac, 4%, 2040 - 2041	12,257,291	13,189,858
Freddie Mac, 3.5%, 2042	4,906,575	5,284,230
Freddie Mac, TBA, 3%, 2027	2,349,000	2,469,753
Ginnie Mae, 6%, 2032 - 2038	4,885,541	5,560,654
Ginnie Mae, 4.5%, 2033 - 2041	13,839,272	15,298,909
Ginnie Mae, 5.5%, 2033 - 2035	5,357,363	5,995,732
Ginnie Mae, 5%, 2034 - 2041	9,938,434	11,025,373
Ginnie Mae, 3.5%, 2041 - 2042	4,267,346	4,686,275
Ginnie Mae, 4%, 2041	6,726,311	7,429,120
Ginnie Mae, TBA, 3%, 2042	5,810,000	6,216,336

		$297,113,038

Natural Gas – Pipeline – 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$1,953,000	$2,421,900
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	277,043
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,298,574
Spectra Energy Capital LLC, 8%, 2019	1,694,000	2,202,812

		$6,200,329

Network & Telecom – 0.3%
AT&T, Inc., 5.55%, 2041	$992,000	$1,234,841
BellSouth Corp., 6.55%, 2034	2,642,000	3,193,798
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,244,000

		$6,672,639

Oil Services – 0.0%
Transocean, Inc., 3.8%, 2022	$1,147,000	$1,152,938

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 0.8%
American Express Co., 5.5%, 2016	$2,287,000	$2,649,922
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,592,695
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,100,000	1,102,575
Capital One Financial Corp., 6.15%, 2016	2,872,000	3,278,394
Citigroup, Inc., 5%, 2014	2,679,000	2,825,595
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,025,000	2,293,778
Nordea Bank AB, 4.875%, 2021 (z)	1,880,000	2,159,894
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,240,000	2,373,056
Swedbank AB, 2.125%, 2017 (n)	527,000	528,069

		$18,803,978

Pharmaceuticals – 0.3%
Roche Holdings, Inc., 6%, 2019 (n)	$3,007,000	$3,775,261
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	2,950,000	3,197,841

		$6,973,102

Real Estate – 0.8%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$2,045,895
ERP Operating LP, REIT, 5.375%, 2016	590,000	676,762
ERP Operating LP, REIT, 4.625%, 2021	2,097,000	2,416,574
HCP, Inc., REIT, 5.375%, 2021	1,703,000	1,942,820
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,629,278
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,800,253
Kimco Realty Corp., REIT, 6%, 2012	936,000	944,299
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	2,209,429
WEA Finance LLC, REIT, 6.75%, 2019 (n)	837,000	1,014,929
WEA Finance LLC, REIT, 4.625%, 2021 (n)	2,300,000	2,510,889

		$19,191,128

Retailers – 0.4%
Home Depot, Inc., 5.95%, 2041	$643,000	$873,201
Limited Brands, Inc., 5.25%, 2014	779,000	823,793
Target Corp., 4%, 2042	2,356,000	2,411,392
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	6,324,981

		$10,433,367

Specialty Chemicals – 0.0%
Ecolab, Inc., 5.5%, 2041	$410,000	$509,899

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,067,798

Supranational – 0.2%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,308,844
Asian Development Bank, 1.125%, 2017	1,340,000	1,371,345

		$3,680,189

Telecommunications – Wireless – 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$1,605,000	$1,933,036
Crown Castle Towers LLC, 4.883%, 2020 (n)	830,000	933,995

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
Rogers Communications, Inc., 6.8%, 2018	$3,340,000	$4,220,661

		$7,087,692

Tobacco – 0.1%
B.A.T. International Finance PLC, 3.25%, 2022 (n)	$2,334,000	$2,395,090

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$2,572,000	$3,205,023

U.S. Government Agencies and Equivalents – 0.8%
Freddie Mac, 4.625%, 2012	$13,500,000	$13,540,433
Small Business Administration, 4.77%, 2024	514,438	569,936
Small Business Administration, 5.18%, 2024	851,277	951,463
Small Business Administration, 4.99%, 2024	793,019	896,902
Small Business Administration, 5.11%, 2025	3,270,216	3,673,284

		$19,632,018

U.S. Treasury Obligations – 12.6%
U.S. Treasury Bonds, 8.5%, 2020	$3,204,000	$4,893,610
U.S. Treasury Bonds, 8%, 2021	366,000	573,276
U.S. Treasury Bonds, 6%, 2026	278,000	406,879
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	3,330,887
U.S. Treasury Bonds, 5.375%, 2031	495,000	715,971
U.S. Treasury Bonds, 4.5%, 2036	1,109,000	1,479,475
U.S. Treasury Bonds, 5%, 2037	252,000	360,872
U.S. Treasury Bonds, 4.5%, 2039	38,795,400	52,216,203
U.S. Treasury Notes, 1.375%, 2012	1,478,000	1,478,693
U.S. Treasury Notes, 1.375%, 2013	7,345,000	7,371,398
U.S. Treasury Notes, 3.5%, 2013	8,400,000	8,584,733
U.S. Treasury Notes, 3.125%, 2013	8,504,000	8,752,147
U.S. Treasury Notes, 2%, 2013	4,762,000	4,860,959
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,669,641
U.S. Treasury Notes, 1.875%, 2014	26,428,000	27,044,301
U.S. Treasury Notes, 1.875%, 2014	1,365,000	1,400,351
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,599,383
U.S. Treasury Notes, 2.125%, 2015	40,303,000	42,252,013
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,618,681
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,869,988
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,369,526
U.S. Treasury Notes, 0.875%, 2016	35,629,000	36,185,703

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.75%, 2018	$15,935,000	$18,703,706
U.S. Treasury Notes, 2.75%, 2019	6,001,500	6,686,517
U.S. Treasury Notes, 3.125%, 2019	514,000	585,960
U.S. Treasury Notes, 3.5%, 2020	18,971,000	22,212,366
U.S. Treasury Notes, 3.125%, 2021	10,702,000	12,233,724
U.S. Treasury Notes, TIPS, 0.5%, 2014	8,728,000	8,769,938

		$298,226,901

Utilities – Electric Power – 0.5%
Bruce Mansfield Unit, 6.85%, 2034	$1,728,821	$1,843,269
MidAmerican Funding LLC, 6.927%, 2029	387,000	515,849
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,965,104
Progress Energy, Inc., 3.15%, 2022	2,519,000	2,565,269
PSEG Power LLC, 5.32%, 2016	1,603,000	1,822,975
System Energy Resources, Inc., 5.129%, 2014 (z)	379,130	384,525
Waterford 3 Funding Corp., 8.09%, 2017	124,471	129,266

		$11,226,257

Total Bonds		$912,891,428

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.0%
United Technologies Corp., 7.5% (a)	17,600	$987,360

Automotive – 0.1%
General Motors Co., 4.75%	83,720	$3,121,082

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	24,560	$1,315,188

Total Convertible Preferred Stocks		$5,423,630

MONEY MARKET FUNDS – 1.9%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	43,413,109	$43,413,109

Total Investments		$2,386,954,712

WHEN-ISSUED EQUITY SALE – (0.1)%
Business Services – (0.1)%
ADT Corp.	(92,280)	$(3,347,280)

OTHER ASSETS, LESS LIABILITIES – (0.9)%		(20,573,795)

Net Assets – 100.0%		$2,366,380,917

(a)	Non-income producing security.

(e)	Guaranteed by Minister for Finance of Ireland.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $68,288,981, representing 2.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security. At September 30, 2012, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

6

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040	3/01/06	$1,991,686	$1,286,210
Nordea Bank AB, 4.875%, 2021	1/11/11	1,872,278	2,159,894
Russian Federation, 3.625%, 2015	4/22/10	4,985,870	5,262,500
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,706,615	1,627,105
System Energy Resources, Inc., 5.129%, 2014	4/16/04-11/22/04	379,473	384,525
Total Restricted Securities			$10,720,234
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,430,650,175	$—	$—	$1,430,650,175
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	318,956,648	—	318,956,648
Non-U.S. Sovereign Debt	—	39,481,097	—	39,481,097
Corporate Bonds	—	144,588,306	—	144,588,306
Residential Mortgage-Backed Securities	—	299,660,021	—	299,660,021
Commercial Mortgage-Backed Securities	—	40,235,582	—	40,235,582
Asset-Backed Securities (including CDOs)	—	3,369,368	—	3,369,368
Foreign Bonds	—	66,600,406	—	66,600,406
Mutual Funds	43,413,109	—	—	43,413,109
Total Investments	$1,474,063,284	$912,891,428	$—	$2,386,954,712
When-Issued Equity Sale	$(3,347,280)	$—	$—	$(3,347,280)

8

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $27,147,853 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,208,628,042
Gross unrealized appreciation	269,827,472
Gross unrealized depreciation	(91,500,802)
Net unrealized appreciation (depreciation)	$178,326,670

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,468,371	317,235,269	(299,290,531)	43,413,109

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,681	$43,413,109

9

QUARTERLY REPORT

September 30, 2012

MFS® RESEARCH BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 98.1%
Aerospace – 0.3%
Bombardier, Inc., 7.75%, 2020 (n)	$1,020,000	$1,170,450
Huntington Ingalls Industries, Inc., 6.875%, 2018	1,550,000	1,679,813

		$2,850,263

Airlines – 0.2%
Continental Airlines, Inc., FRN, 0.768%, 2013	$2,440,896	$2,392,078

Apparel Manufacturers – 0.2%
Phillips-Van Heusen Corp., 7.375%, 2020	$1,455,000	$1,644,150

Asset-Backed & Securitized – 10.2%
Anthracite Ltd., “A”, CDO, FRN, 0.576%, 2019 (z)	$1,248,991	$1,224,011
Anthracite Ltd., “B”, CDO, 5.488%, 2037 (z)	640,679	650,290
Anthracite Ltd., “BFL”, CDO, FRN, 1.216%, 2037 (z)	1,061,697	1,059,043
Anthracite Ltd., “CFL”, CDO, FRN, 1.466%, 2037 (z)	263,618	235,938
Anthracite Ltd., CDO, FRN, 1.066%, 2037 (z)	1,977,382	1,893,343
ARCap REIT, Inc., CDO, “F”, FRN, 6.001%, 2045 (a)(d)(z)	152,074	15
ARI Fleet Lease Trust, “A”, FRN, 0.77%, 2020 (n)	1,749,423	1,749,423
Bayview Commercial Asset Trust, FRN, 3.041%, 2036 (i)(z)	325,160	5,639
Bayview Commercial Asset Trust, FRN, 2.985%, 2036 (i)(z)	293,889	3,998
Bayview Commercial Asset Trust, FRN, 2.816%, 2036 (i)(z)	428,909	4,786
Bayview Commercial Asset Trust, FRN, 3.902%, 2036 (i)(z)	860,627	28,084
Bayview Commercial Asset Trust, FRN, 3.823%, 2036 (i)(z)	434,083	15,996
Bayview Commercial Asset Trust, FRN, 4.06%, 2037 (i)(z)	948,365	44,450
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	29,165	29,188
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040 (z)	165,477	106,864
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	471,448	480,311
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	1,677,300	1,692,060
Chesapeake Funding LLC, “A”, FRN, 0.978%, 2023 (z)	2,121,000	2,126,247
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	7,689,455	8,755,398
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.393%, 2044	500,000	549,238

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Acceptance Corp., FRN, 2.064%, 2030 (i)	$133,427	$4,971
Commercial Mortgage Asset Trust, FRN, 0.968%, 2032 (i)(z)	2,379,382	16,296
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,361,478	1,558,281
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 2020 (n)	1,490,000	1,490,820
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	939,000	945,377
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,250,000	2,559,323
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	375,725	396,702
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	31,925	29,572
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018 (z)	662,846	649,590
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	143,351	144,785
Crest Ltd., “B”, CDO, FRN, 1.797%, 2035 (z)	144,834	144,109
CWCapital Cobalt Ltd., “A4”, FRN, 5.998%, 2046	2,286,764	2,666,298
CWCapital LLC, 5.223%, 2048	600,000	673,767
Falcon Franchise Loan LLC, FRN, 5.839%, 2025 (i)(z)	75,746	11,930
First Union National Bank Commercial Mortgage Trust, FRN, 1.827%, 2043 (i)(z)	223,468	368
Ford Credit Floorplan Master Owner, “A”, FRN, 0.569%, 2016	3,837,000	3,837,081
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 2049	974,966	1,107,549
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	1,710,628	1,714,128
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	220,804	220,875
GMAC LLC, FRN, 6.02%, 2033 (z)	22,590	23,180
GMAC LLC, FRN, 7.946%, 2034 (d)(n)(q)	110,000	79,111
Greenwich Capital Commercial Funding Corp., 5.736%, 2049	3,874,658	4,519,618
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,205,000	1,230,387
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	833,988
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.002%, 2049	3,564,937	3,867,194
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.174%, 2051	4,621,335	4,942,633

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	$9,359,553	$10,833,458
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.614%, 2042 (n)	130,000	24,739
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.918%, 2049	763,398	896,571
KKR Financial CLO Ltd., “A1”, FRN, 0.718%, 2017 (z)	507,937	500,094
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.171%, 2030 (i)	128,112	1,810
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	851,000	848,873
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.041%, 2050	3,575,513	3,842,854
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	4,590,646	5,135,244
Morgan Stanley Capital I, Inc., FRN, 1.177%, 2030 (i)(n)	197,890	4,539
Preferred Term Securities XIX Ltd., CDO, FRN, 0.738%, 2035 (z)	443,315	258,231
Prudential Securities Secured Financing Corp., FRN, 7.228%, 2013 (z)	1,596,000	1,592,781
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	174,000	104,463
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	1,567,476	1,572,583
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	3,072,000	3,076,743
Smart Trust, “A2B”, FRN, 0.774%, 2014 (z)	2,681,000	2,683,808
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.122%, 2051	3,431,440	3,620,619
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.121%, 2051	4,231,834	4,988,359
Wachovia Bank Commercial Mortgage Trust, FRN, 5.939%, 2049	5,492,887	6,324,472

		$100,632,496

Automotive – 1.3%
Ford Motor Credit Co. LLC, 5%, 2018	$850,000	$927,965
Ford Motor Credit Co. LLC, 8%, 2014	1,350,000	1,490,881
Ford Motor Credit Co. LLC, 8%, 2016	910,000	1,087,728
Ford Motor Credit Co. LLC, 3.984%, 2016	891,000	939,118
Harley-Davidson Financial Services, 3.875%, 2016 (n)	3,270,000	3,505,950
Hyundai Capital America, 2.125%, 2017 (n)	1,375,000	1,375,194
Lear Corp., 8.125%, 2020	1,345,000	1,519,850
Nissan Motor Acceptance Corp., 1.95%, 2017 (z)	1,784,000	1,799,799

		$12,646,485

Issuer	Shares/Par	Value ($)

BONDS – continued
Banks & Diversified Financials (Covered Bonds) – 0.1%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$900,000	$907,650

Biotechnology – 0.4%
Life Technologies Corp., 5%, 2021	$3,337,000	$3,787,248

Broadcasting – 0.8%
Discovery Communications, Inc., 4.95%, 2042	$1,423,000	$1,550,300
NBCUniversal Media LLC, 5.95%, 2041	2,838,000	3,476,224
News America, Inc., 8.5%, 2025	152,000	204,786
Vivendi S.A., 4.75%, 2022 (n)	1,607,000	1,685,743
WPP Finance, 3.625%, 2022	1,475,000	1,485,759

		$8,402,812

Brokerage & Asset Managers – 0.5%
BlackRock, Inc., 3.375%, 2022	$977,000	$1,034,689
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	362,000	377,434
E*TRADE Financial Corp., 12.5%, 2017	1,874,000	2,129,333
TD Ameritrade Holding Corp., 5.6%, 2019	859,000	1,009,365

		$4,550,821

Building – 0.3%
Owens Corning, Inc., 6.5%, 2016	$2,292,000	$2,573,723

Business Services – 0.2%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$1,810,000	$1,829,041

Cable TV – 1.6%
CCO Holdings LLC, 7.875%, 2018	$1,920,000	$2,078,400
DIRECTV Holdings LLC, 5.2%, 2020	2,110,000	2,398,654
DIRECTV Holdings LLC, 3.8%, 2022	2,821,000	2,902,990
Myriad International Holdings B.V., 6.375%, 2017 (n)	782,000	885,615
Time Warner Cable, Inc., 5%, 2020	2,000,000	2,318,744
Time Warner Cable, Inc., 4.125%, 2021	1,143,000	1,263,589
Time Warner Cable, Inc., 4%, 2021	660,000	727,705
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	421,605
Videotron Ltee, 5%, 2022	1,310,000	1,368,950
Virgin Media Finance PLC, 9.5%, 2016	559,000	619,093
Virgin Media Finance PLC, 5.25%, 2022	705,000	740,250

		$15,725,595

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 2019	$3,139,000	$4,209,280
LyondellBasell Industries N.V., 5.75%, 2024	1,790,000	2,036,125

		$6,245,405

Consumer Products – 0.4%
Clorox Co., 3.05%, 2022	$1,216,000	$1,239,913
Mattel, Inc., 5.45%, 2041	988,000	1,104,492
Newell Rubbermaid, Inc., 5.5%, 2013	1,971,000	2,018,160

		$4,362,565

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Services – 0.4%
eBay, Inc., 2.6%, 2022	$2,250,000	$2,265,743
Experian Finance PLC, 2.375%, 2017 (n)	1,621,000	1,643,600

		$3,909,343

Containers – 0.2%
Greif, Inc., 7.75%, 2019	$1,575,000	$1,819,125

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$594,960

Electrical Equipment – 0.2%
Ericsson, Inc., 4.125%, 2022	$1,639,000	$1,689,917

Electronics – 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$349,000	$356,615
Tyco Electronics Group S.A., 6.55%, 2017	708,000	856,196

		$1,212,811

Emerging Market Quasi-Sovereign – 0.9%
Banco do Brasil S.A., 5.875%, 2022	$907,000	$970,490
CEZ A.S., 4.25%, 2022 (n)	1,304,000	1,388,473
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,659,000	1,827,729
Gazprom, 4.375%, 2022 (z)	362,000	360,190
Petrobras International Finance Co., 5.375%, 2021	1,471,000	1,657,480
Petroleos Mexicanos, 6.5%, 2041	1,358,000	1,692,747
Petroleos Mexicanos, 4.875%, 2022	770,000	870,100

		$8,767,209

Energy – Independent – 1.9%
Anadarko Petroleum Corp., 6.95%, 2019	$1,460,000	$1,829,046
Anadarko Petroleum Corp., 6.375%, 2017	653,000	787,269
ConocoPhillips, 6%, 2020	740,000	949,088
Encana Corp., 5.15%, 2041	1,810,000	1,886,596
EOG Resources, Inc., 2.625%, 2023	1,772,000	1,791,099
EQT Corp., 4.875%, 2021	575,000	604,700
Nexen, Inc., 7.5%, 2039	1,525,000	2,173,276
Noble Energy, Inc., 4.15%, 2021	2,580,000	2,786,733
Pioneer Natural Resources Co., 6.65%, 2017	1,760,000	2,089,266
Southwestern Energy Co., 4.1%, 2022 (n)	1,180,000	1,252,441
Southwestern Energy Co., 7.5%, 2018	2,144,000	2,584,933

		$18,734,447

Energy – Integrated – 0.9%
BG Energy Capital PLC, 2.875%, 2016 (n)	$1,855,000	$1,967,782
Cenovus Energy Inc., 4.45%, 2042	2,824,000	2,945,421
Total Capital International S.A., 1.55%, 2017	2,336,000	2,379,805
Total Capital International S.A., 2.7%, 2023	1,214,000	1,237,410

		$8,530,418

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – 1.5%
CIT Group, Inc., 5.5%, 2019 (n)	$1,969,000	$2,131,443
CIT Group, Inc., 5.25%, 2018	75,000	80,438
General Electric Capital Corp., 3.15%, 2022	3,000,000	3,013,455
General Electric Capital Corp., 4.65%, 2021	1,733,000	1,942,301
International Lease Finance Corp., 7.125%, 2018 (n)	1,190,000	1,386,350
International Lease Finance Corp., 5.75%, 2016	1,205,000	1,277,592
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	190,000	206,625
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	830,000	906,775
SLM Corp., 6%, 2017	540,000	587,925
SLM Corp., 6.25%, 2016	1,081,000	1,172,885
SLM Corp., 4.625%, 2017	2,500,000	2,536,005

		$15,241,794

Food & Beverages – 1.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,667,000	$3,608,120
Campbell Soup Co., 3.8%, 2042	1,624,000	1,610,745
Kraft Foods Group, Inc., 5.375%, 2020 (n)	449,000	533,637
Kraft Foods Group, Inc., 5%, 2042 (z)	1,703,000	1,899,828
Kraft Foods, Inc., 6.125%, 2018	719,000	877,839
Kraft Foods, Inc., 5.375%, 2020	410,000	494,610
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	903,000	1,030,379
Molson Coors Brewing Co., 5%, 2042	1,462,000	1,633,384
Pernod-Ricard S.A., 4.25%, 2022 (n)	3,500,000	3,810,461
Tyson Foods, Inc., 6.6%, 2016	2,065,000	2,369,588
Tyson Foods, Inc., 4.5%, 2022	1,271,000	1,331,373

		$19,199,964

Food & Drug Stores – 0.2%
Walgreen Co., 3.1%, 2022	$2,224,000	$2,256,977

Forest & Paper Products – 0.3%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$2,281,000	$2,673,389
Smurfit Kappa Group PLC, 4.875%, 2018 (z)	340,000	335,750

		$3,009,139

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 4.25%, 2022	$2,177,000	$2,237,436
Wyndham Worldwide Corp., 6%, 2016	22,000	24,781
Wyndham Worldwide Corp., 7.375%, 2020	600,000	722,888

		$2,985,105

Healthcare Revenue – Hospitals – 0.2%
Kaiser Foundation Hospitals, 3.5%, 2022	$1,870,000	$1,980,553

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – 1.3%
American International Group, Inc., 3.8%, 2017	$1,870,000	$2,011,394
American International Group, Inc., 6.4%, 2020	2,142,000	2,609,153
American International Group, Inc., 4.875%, 2016	1,168,000	1,303,772
Metlife, Inc., 4.125%, 2042	1,150,000	1,132,269
Metlife, Inc., 1.756%, 2017	672,000	677,258
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	420,000	430,120
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	290,000	311,012
Unum Group, 7.125%, 2016	2,028,000	2,360,243
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,497,453

		$13,332,674

Insurance – Health – 0.5%
Humana, Inc., 7.2%, 2018	$3,339,000	$4,046,698
Wellpoint Inc., 4.65%, 2043	1,282,000	1,307,648

		$5,354,346

Insurance – Property & Casualty – 1.6%
Allied World Assurance, 5.5%, 2020	$740,000	$815,874
AXIS Capital Holdings Ltd., 5.75%, 2014	555,000	594,637
CNA Financial Corp., 5.875%, 2020	1,580,000	1,844,658
CNA Financial Corp., 7.35%, 2019	1,500,000	1,861,262
Liberty Mutual Group, Inc., 6.5%, 2042 (z)	1,629,000	1,763,448
Marsh & McLennan Cos., Inc., 4.8%, 2021	2,400,000	2,696,758
PartnerRe Ltd., 5.5%, 2020	1,083,000	1,193,954
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	1,670,000	1,690,875
XL Group PLC, 6.5% to 2017, FRN to 2049	1,504,000	1,383,680
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	542,000	574,520
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	1,452,000	1,535,490

		$15,955,156

International Market Quasi-Sovereign – 0.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$699,000	$732,895
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	766,000	767,785
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,571,235
NIBC Bank N.V., 2.8%, 2014 (z)	1,500,000	1,564,896
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	880,055

		$5,516,866

Local Authorities – 0.7%
State of California (Build America Bonds), 7.625%, 2040	$360,000	$489,802
State of California (Build America Bonds), 7.6%, 2040	2,875,000	3,943,983

Issuer	Shares/Par	Value ($)

BONDS – continued
Local Authorities – continued
State of Illinois (Build America Bonds), 6.63%, 2035	$1,825,000	$2,034,930

		$6,468,715

Machinery & Tools – 0.3%
Case New Holland, Inc., 7.875%, 2017	$2,580,000	$3,025,050

Major Banks – 5.0%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$2,064,000	$2,214,012
Bank of America Corp., 5.65%, 2018	5,215,000	5,946,018
Bank of America Corp., 5.625%, 2020	555,000	632,872
Bank of America Corp., 5.875%, 2021	1,670,000	1,926,644
Bank of America Corp., 5%, 2021	1,280,000	1,406,952
Bank of America Corp., 5.875%, 2042	1,383,000	1,616,603
Bank of America Corp., 6.5%, 2016	85,000	98,303
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	1,508,000	1,549,530
Goldman Sachs Group, Inc., 5.625%, 2017	336,000	370,307
Goldman Sachs Group, Inc., 7.5%, 2019	1,438,000	1,783,395
HSBC Holdings PLC, 4%, 2022	2,066,000	2,216,647
HSBC USA, Inc., 4.875%, 2020	1,090,000	1,174,833
ING Bank N.V., 2%, 2015 (n)	1,900,000	1,902,841
JPMorgan Chase & Co., 4.5%, 2022	1,800,000	1,996,650
JPMorgan Chase & Co., 4.25%, 2020	2,800,000	3,059,263
JPMorgan Chase & Co., 2%, 2017	1,637,000	1,651,263
JPMorgan Chase & Co., 3.25%, 2022	1,376,000	1,395,118
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	287,486
Macquarie Bank Ltd., 5%, 2017 (n)	2,002,000	2,138,336
Macquarie Group Ltd., 6%, 2020 (n)	448,000	480,032
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,714,329
Merrill Lynch & Co., Inc., 6.15%, 2013	1,170,000	1,204,617
Morgan Stanley, 5.75%, 2016	944,000	1,037,876
Morgan Stanley, 5.5%, 2020	1,600,000	1,727,530
Morgan Stanley, 5.5%, 2021	3,541,000	3,875,224
PNC Funding Corp., 5.625%, 2017	1,673,000	1,926,028
Royal Bank of Scotland, 2.55%, 2015	1,237,000	1,251,884
Wachovia Corp., 6.605%, 2025	164,000	199,737
Wells Fargo & Co., 3.5%, 2022	2,630,000	2,804,782

		$49,589,112

Medical & Health Technology & Services – 1.2%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$2,649,000	$2,885,956
Aristotle Holding, Inc., 2.65%, 2017 (n)	1,811,000	1,897,752
HCA, Inc., 7.875%, 2020	2,230,000	2,505,963
McKesson Corp., 5.7%, 2017	510,000	610,446
Thermo Fisher Scientific, Inc., 3.15%, 2023	3,378,000	3,486,978

		$11,387,095

Metals & Mining – 0.5%
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	$2,624,000	$2,626,650
Southern Copper Corp., 6.75%, 2040	1,229,000	1,413,607
Teck Resources Ltd., 10.75%, 2019	584,000	703,778

		$4,744,035

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – 28.8%
Fannie Mae, 4.502%, 2013	$226,579	$227,376
Fannie Mae, 4.845%, 2013	46,199	46,663
Fannie Mae, 5.151%, 2013	1,132,222	1,160,712
Fannie Mae, 4.561%, 2014	91,541	95,598
Fannie Mae, 4.6%, 2014 - 2019	850,004	981,170
Fannie Mae, 4.606%, 2014	61,432	63,792
Fannie Mae, 4.77%, 2014 - 2019	476,109	549,079
Fannie Mae, 4.88%, 2014 - 2020	195,774	209,969
Fannie Mae, 4.53%, 2015	97,380	105,074
Fannie Mae, 4.56%, 2015	50,753	54,214
Fannie Mae, 4.665%, 2015	34,783	37,304
Fannie Mae, 4.7%, 2015	319,221	345,277
Fannie Mae, 4.74%, 2015	45,589	49,112
Fannie Mae, 4.78%, 2015	97,316	105,469
Fannie Mae, 4.815%, 2015	51,297	55,383
Fannie Mae, 4.85%, 2015	161,733	173,517
Fannie Mae, 4.86%, 2015	83,763	89,616
Fannie Mae, 4.87%, 2015	31,517	34,054
Fannie Mae, 4.89%, 2015	89,377	97,031
Fannie Mae, 4.907%, 2015	51,172	55,786
Fannie Mae, 4.94%, 2015	120,000	130,481
Fannie Mae, 5.1%, 2015	275,000	290,526
Fannie Mae, 5.466%, 2015	768,487	850,242
Fannie Mae, 5.08%, 2016	343,328	377,716
Fannie Mae, 5.09%, 2016	113,046	124,483
Fannie Mae, 5.153%, 2016	3,107,406	3,487,024
Fannie Mae, 5.35%, 2016	673,590	755,809
Fannie Mae, 5.395%, 2016	126,644	142,099
Fannie Mae, 5.423%, 2016	1,106,375	1,250,597
Fannie Mae, 5.724%, 2016	1,583,721	1,806,872
Fannie Mae, 2.71%, 2017	385,146	412,346
Fannie Mae, 3.308%, 2017	1,370,917	1,499,734
Fannie Mae, 4.991%, 2017	145,454	156,389
Fannie Mae, 5.05%, 2017	250,704	280,530
Fannie Mae, 5.28%, 2017	135,632	152,814
Fannie Mae, 5.479%, 2017	763,810	894,464
Fannie Mae, 5.5%, 2017 - 2040	29,291,166	32,180,633
Fannie Mae, 5.54%, 2017	103,481	116,956
Fannie Mae, 5.65%, 2017	155,019	174,261
Fannie Mae, 2.578%, 2018	4,500,000	4,785,057
Fannie Mae, 3.84%, 2018	686,047	766,564
Fannie Mae, 3.99%, 2018	600,000	676,865
Fannie Mae, 5.341%, 2018	495,214	573,874
Fannie Mae, 4.45%, 2019	529,631	613,459
Fannie Mae, 5.18%, 2019	128,409	148,336
Fannie Mae, 5.51%, 2019	192,205	222,934
Fannie Mae, 5%, 2020 - 2040	15,217,167	16,655,933
Fannie Mae, 5.19%, 2020	185,388	214,534
Fannie Mae, 6%, 2022 - 2038	10,222,800	11,369,904
Fannie Mae, 4.5%, 2024 - 2040	6,482,732	7,048,414
Fannie Mae, 4%, 2025	136,915	149,824
Fannie Mae, 4.5%, 2025	498,234	539,216
Fannie Mae, 3%, 2027	1,632,635	1,734,711
Fannie Mae, 6.5%, 2032 - 2033	21,766	25,172
Fannie Mae, 3.5%, 2041 - 2042	8,557,963	9,194,685

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, TBA, 2.5%, 2027	$24,271,000	$25,454,211
Fannie Mae, TBA, 3%, 2042	2,950,000	3,106,258
Fannie Mae, TBA, 3.5%, 2042	21,840,000	23,365,388
Fannie Mae, TBA, 4%, 2042	7,800,000	8,394,750
Freddie Mac, 1.655%, 2016	1,696,158	1,750,718
Freddie Mac, 3.882%, 2017	1,936,000	2,201,931
Freddie Mac, 2.303%, 2018	1,700,000	1,800,914
Freddie Mac, 2.323%, 2018	1,194,000	1,265,251
Freddie Mac, 2.412%, 2018 (n)	2,300,000	2,436,917
Freddie Mac, 3.154%, 2018	935,000	1,033,337
Freddie Mac, 5%, 2018 - 2040	3,452,295	3,776,627
Freddie Mac, 2.13%, 2019	4,704,000	4,938,791
Freddie Mac, 5.5%, 2019 - 2038	2,784,121	3,063,191
Freddie Mac, 2.757%, 2020	1,359,063	1,450,553
Freddie Mac, 3.32%, 2020	2,815,993	3,069,257
Freddie Mac, 4.251%, 2020	807,000	938,383
Freddie Mac, 4%, 2025 - 2040	9,316,091	10,001,274
Freddie Mac, 4.5%, 2025 - 2041	1,388,415	1,497,593
Freddie Mac, 3.5%, 2026 - 2042	5,468,814	5,877,304
Freddie Mac, 6%, 2034 - 2038	719,559	798,954
Freddie Mac, TBA, 3%, 2042	5,000,000	5,271,094
Freddie Mac, TBA, 3.5%, 2042	7,400,000	7,913,375
Ginnie Mae, 6%, 2036 - 2039	1,454,455	1,647,272
Ginnie Mae, 5.5%, 2038 - 2042	4,174,992	4,656,555
Ginnie Mae, 4.5%, 2039 - 2041	19,820,834	21,966,155
Ginnie Mae, 3.5%, 2040 - 2042	6,885,705	7,576,372
Ginnie Mae, 4%, 2040	3,757,056	4,146,683
Ginnie Mae, TBA, 3%, 2042	19,770,000	21,113,741

		$284,852,503

Natural Gas – Pipeline – 1.3%
Energy Transfer Partners LP, 5.2%, 2022	$433,000	$480,328
Energy Transfer Partners LP, 4.65%, 2021	2,898,000	3,116,538
Enterprise Products Operating LP, 4.85%, 2042	2,000,000	2,058,870
Enterprise Products Partners LP, 5.65%, 2013	227,000	232,090
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	130,299
Kinder Morgan Energy Partners LP, 6.375%, 2041	2,240,000	2,737,392
Kinder Morgan Energy Partners LP, 6.95%, 2038	681,000	870,786
Oneok Partners LP, 3.375%, 2022	2,836,000	2,849,814
Spectra Energy Capital LLC, 8%, 2019	613,000	797,121

		$13,273,238

Network & Telecom – 0.7%
AT&T, Inc., 5.35%, 2040	$1,770,000	$2,130,390
AT&T, Inc., 5.55%, 2041	920,000	1,145,215
Centurylink, Inc., 7.65%, 2042	3,327,000	3,544,622

		$6,820,227

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – 1.0%
Schlumberger Norge A.S., 1.25%, 2017 (n)	$4,744,000	$4,730,527
Transocean, Inc., 3.8%, 2022	2,053,000	2,063,628
Transocean, Inc., 6%, 2018	610,000	712,316
Transocean, Inc., 6.5%, 2020	1,726,000	2,061,155

		$9,567,626

Oils – 0.2%
Phillips 66, 4.3%, 2022 (n)	$1,668,000	$1,826,220

Other Banks & Diversified Financials – 3.1%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,500,000	$1,503,512
BBVA Bancomer, S.A. Texas, 6.75%, 2022 (n)	1,317,000	1,438,823
Capital One Financial Corp., 6.15%, 2016	1,970,000	2,248,759
Capital One Financial Corp., 8.8%, 2019	893,000	1,178,598
Citigroup, Inc., 4.45%, 2017	1,711,000	1,879,325
Citigroup, Inc., 6.125%, 2018	559,000	661,754
Citigroup, Inc., 8.5%, 2019	3,510,000	4,641,996
Citigroup, Inc., 4.5%, 2022	3,500,000	3,842,937
Discover Bank, 7%, 2020	3,709,000	4,467,468
Fifth Third Bancorp, 3.5%, 2022	1,080,000	1,151,363
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,057,000	1,197,296
Santander Holdings USA, Inc., 4.625%, 2016	1,021,000	1,069,617
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,800,000	1,926,000
SunTrust Banks, Inc., 3.5%, 2017	932,000	1,000,338
Svenska Handelsbanken AB, 2.875%, 2017	904,000	951,383
U.S. Bancorp, 2.95%, 2022	1,141,000	1,151,855

		$30,311,024

Pharmaceuticals – 0.8%
Celgene Corp., 2.45%, 2015	$1,649,000	$1,709,315
Celgene Corp., 1.9%, 2017	3,362,000	3,410,275
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	2,720,000	2,948,518

		$8,068,108

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 3%, 2019	$217,000	$219,680

Printing & Publishing – 0.3%
Moody’s Corp., 4.5%, 2022	$955,000	$1,012,505
Pearson Funding Four PLC, 3.75%, 2022 (n)	1,784,000	1,858,940

		$2,871,445

Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$362,000	$396,625

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – 1.6%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$1,261,000	$1,345,450
Boston Properties LP, REIT, 3.85%, 2023	470,000	495,017
Boston Properties LP, REIT, 3.7%, 2018	1,395,000	1,512,625
DDR Corp., REIT, 4.625%, 2022	275,000	299,023
HCP, Inc., REIT, 3.75%, 2019	1,264,000	1,325,126
HCP, Inc., REIT, 5.375%, 2021	1,134,000	1,293,692
HRPT Properties Trust, REIT, 6.25%, 2016	1,689,000	1,846,340
Kimco Realty Corp., REIT, 5.783%, 2016	1,794,000	2,008,008
Liberty Property LP, REIT, 5.5%, 2016	1,013,000	1,132,897
Simon Property Group, Inc., REIT, 10.35%, 2019	1,313,000	1,889,507
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,510,000	1,830,996
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	1,020,000	1,014,003

		$15,992,684

Retailers – 0.8%
Gap, Inc., 5.95%, 2021	$1,992,000	$2,218,927
Home Depot, Inc., 5.95%, 2041	1,118,000	1,518,256
Kohl’s Corp., 3.25%, 2023	2,082,000	2,116,715
Target Corp., 4%, 2042	1,178,000	1,205,696
Wesfarmers Ltd., 6.998%, 2013 (n)	1,000,000	1,029,644

		$8,089,238

Specialty Chemicals – 0.1%
Mexichem S.A.B. de C.V., 6.75%, 2042 (z)	$593,000	$615,356

Specialty Stores – 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$1,512,000	$1,748,986

Telecommunications – Wireless – 0.7%
American Tower Corp., 4.5%, 2018	$3,373,000	$3,722,052
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,096,000	1,320,005
Crown Castle Towers LLC, 4.883%, 2020 (n)	900,000	1,012,766
Rogers Cable, Inc., 5.5%, 2014	734,000	784,626

		$6,839,449

Telephone Services – 0.0%
Oi S.A., 5.75%, 2022 (n)	$432,000	$452,520

Tobacco – 0.8%
Lorillard Tobacco Co., 8.125%, 2019	$2,995,000	$3,862,334
Lorillard Tobacco Co., 7%, 2041	321,000	386,685
Reynolds American, Inc., 6.75%, 2017	2,900,000	3,510,241

		$7,759,260

Transportation – Services – 0.4%
ERAC USA Finance Co., 2.75%, 2017 (n)	$812,000	$836,332
ERAC USA Finance Co., 7%, 2037 (n)	2,589,000	3,226,207

		$4,062,539

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – 1.3%
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	$396,000	$395,992
JPMorgan Chase & Co., FRN, 0.617%, 2012 (m)	5,650,000	5,659,650
National Credit Union Administration Guaranteed Note, 2.9%, 2020	980,000	1,053,500
Small Business Administration, 4.93%, 2024	63,170	69,855
Small Business Administration, 4.34%, 2024	87,939	96,765
Small Business Administration, 4.43%, 2029	973,247	1,079,619
Small Business Administration, 4.99%, 2024	71,405	80,759
Small Business Administration, 3.25%, 2030	870,946	928,816
Small Business Administration, 4.86%, 2025	155,317	173,781
Small Business Administration, 4.625%, 2025	155,156	172,851
Small Business Administration, 5.11%, 2025	131,271	147,470
Small Business Administration, 2.85%, 2031	1,735,284	1,814,503
Small Business Administration, 2.37%, 2032	1,503,000	1,522,573

		$13,196,134

U.S. Treasury Obligations – 15.8%
U.S. Treasury Bonds, 4.5%, 2036	$116,000	$154,751
U.S. Treasury Bonds, 4.5%, 2039	20,171,600	27,149,723
U.S. Treasury Notes, 1.375%, 2013	36,081,000	36,281,141
U.S. Treasury Notes, 3.125%, 2013	201,000	206,865
U.S. Treasury Notes, 1.875%, 2014	33,959,000	34,750,924
U.S. Treasury Notes, 2.125%, 2015 (f)	52,244,000	54,770,468
U.S. Treasury Notes, TIPS, 2%, 2014	778,663	812,973
U.S. Treasury Notes, TIPS, 1.625%, 2015	827,890	887,330
U.S. Treasury Notes, TIPS, 2%, 2016	1,419,801	1,591,509

		$156,605,684

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 2.3%
CenterPoint Energy, Inc., 5.95%, 2017	$540,000	$632,574
Constellation Energy Group, Inc., 5.15%, 2020	887,000	1,042,559
Duke Energy Corp., 5.05%, 2019	1,736,000	2,030,424
Duke Energy Corp., 3.05%, 2022	3,500,000	3,533,593
EDP Finance B.V., 6%, 2018 (n)	1,115,000	1,113,015
Enel Finance International S.A., 6%, 2039 (n)	2,000,000	1,798,416
Exelon Corp., 4.9%, 2015	2,042,000	2,244,507
FirstEnergy Solutions Corp., 6.8%, 2039	1,184,000	1,306,794
Oncor Electric Delivery Co., 4.1%, 2022	1,850,000	1,962,532
Pacific Gas & Electric Co., 4.45%, 2042	650,000	710,431
PPL WEM Holdings PLC, 5.375%, 2021 (n)	2,909,000	3,244,550
Progress Energy, Inc., 3.15%, 2022	979,000	996,982
TECO Energy, Inc., 5.15%, 2020	1,810,000	2,109,153
Waterford 3 Funding Corp., 8.09%, 2017	52,768	54,801

		$22,780,331

Total Bonds		$970,204,020

MONEY MARKET FUNDS – 11.3%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	111,858,753	$111,858,753

Total Investments		$1,082,062,773

OTHER ASSETS, LESS LIABILITIES – (9.4)%		(93,113,531)

Net Assets – 100.0%		$988,949,242

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $92,678,867 representing 9.4% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

7

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “F”, FRN, 6.001%, 2045	12/07/06	$155,336	$15
Anthracite Ltd., “A”, CDO, FRN, 0.576%, 2019	1/15/10-8/11/11	972,601	1,224,011
Anthracite Ltd., “B”, CDO, 5.488%, 2037	12/09/10	631,527	650,290
Anthracite Ltd., “BFL”, CDO, FRN, 1.216%, 2037	12/09/10	971,703	1,059,043
Anthracite Ltd., “CFL”, CDO, FRN, 1.466%, 2037	3/03/11	249,105	235,938
Anthracite Ltd., CDO, FRN, 1.066%, 2037	2/24/10-3/03/11	1,805,171	1,893,343
Bayview Commercial Asset Trust, FRN, 2.985%, 2036	3/29/06	25,549	3,998
Bayview Commercial Asset Trust, FRN, 2.816%, 2036	2/28/06	37,611	4,786
Bayview Commercial Asset Trust, FRN, 3.041%, 2036	5/16/06	24,843	5,639
Bayview Commercial Asset Trust, FRN, 3.902%, 2036	9/11/06	97,607	28,084
Bayview Commercial Asset Trust, FRN, 3.823%, 2036	10/25/06	56,316	15,996
Bayview Commercial Asset Trust, FRN, 4.06%, 2037	1/26/07	53,210	44,450
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040	3/01/06	165,477	106,864
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10-3/25/11	1,547,826	1,692,060
Chesapeake Funding LLC, “A”, FRN, 0.978%, 2023	5/10/12	2,121,000	2,126,247
Commercial Mortgage Asset Trust, FRN, 0.968%, 2032	4/09/12	18,035	16,296
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	938,899	945,377
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018	1/21/10-8/11/11	538,709	649,590
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	121,698	144,785
Crest Ltd., “B”, CDO, FRN, 1.797%, 2035	1/12/10	122,677	144,109
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	765,875	767,785
Falcon Franchise Loan LLC, FRN, 5.839%, 2025	1/29/03	5,636	11,930
First Union National Bank Commercial Mortgage Trust, FRN, 1.827%, 2043	4/09/12	7	368
GMAC LLC, FRN, 6.02%, 2033	3/20/02	12,933	23,180
Gazprom, 4.375%, 2022	9/10/12	362,000	360,190
KKR Financial CLO Ltd., “A1”, FRN, 0.718%, 2017	4/11/11	490,427	500,094
Kraft Foods Group, Inc., 5%, 2042	5/30/12	1,696,557	1,899,828
Liberty Mutual Group, Inc., 6.5%, 2042	5/01/12	1,625,189	1,763,448
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10	802,792	848,873
Mexichem S.A.B. de C.V., 6.75%, 2042	9/12/12	593,000	615,356
NIBC Bank N.V., 2.8%, 2014	11/24/09	1,498,525	1,564,896
Nissan Motor Acceptance Corp., 1.95%, 2017	9/05/12	1,782,411	1,799,799
Preferred Term Securities XIX Ltd., CDO, FRN, 0.738%, 2035	9/08/05-3/28/11	313,143	258,231
Prudential Securities Secured Financing Corp., FRN, 7.228%, 2013	12/06/04-8/11/11	1,591,897	1,592,781
Smart Trust, “A2B”, FRN, 0.774%, 2014	3/07/12	2,681,000	2,683,808
Smurfit Kappa Group PLC, 4.875%, 2018	9/30/12	334,050	335,750
Total Restricted Securities			$26,017,238
% of Net assets			2.6%

8

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 9/30/12

Futures Contracts Outstanding at 9/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	305	$40,712,734	December - 2012	$(276,870)

At September 30, 2012, the fund had liquid securities with an aggregate value of $357,491 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$169,801,818	$—	$169,801,818
Non-U.S. Sovereign Debt	—	14,284,075	—	14,284,075
Municipal Bonds	—	1,980,553	—	1,980,553
Corporate Bonds	—	325,148,234	—	325,148,234
Residential Mortgage-Backed Securities	—	285,015,726	—	285,015,726
Commercial Mortgage-Backed Securities	—	69,934,244	—	69,934,244
Asset-Backed Securities (including CDOs)	—	30,535,029	—	30,535,029
Foreign Bonds	—	73,504,341	—	73,504,341
Mutual Funds	111,858,753	—	—	111,858,753
Total Investments	$111,858,753	$970,204,020	$—	$1,082,062,773

Other Financial Instruments
Futures Contracts	$(276,870)	$—	$—	$(276,870)

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,032,073,049
Gross unrealized appreciation	51,889,251
Gross unrealized depreciation	(1,899,527)
Net unrealized appreciation (depreciation)	$49,989,724

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	27,904,931	445,661,069	(361,707,247)	111,858,753

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$46,200	$111,858,753

11

QUARTERLY REPORT

September 30, 2012

MFS® HIGH INCOME SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 92.1%
Aerospace – 2.0%
Bombardier, Inc., 7.5%, 2018 (n)		$1,370,000	$1,551,489
Bombardier, Inc., 7.75%, 2020 (n)		550,000	631,125
CPI International, Inc., 8%, 2018		1,040,000	990,600
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	386,000	419,145
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,570,000	1,689,713
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,280,000	1,382,400

			$6,664,472

Apparel Manufacturers – 0.9%
Hanesbrands, Inc., 8%, 2016		$230,000	$254,152
Hanesbrands, Inc., 6.375%, 2020		535,000	580,475
Jones Group, Inc., 6.875%, 2019		790,000	815,675
Levi Strauss & Co., 6.875%, 2022		165,000	172,013
Phillips-Van Heusen Corp., 7.375%, 2020		1,135,000	1,282,550

			$3,104,865

Asset-Backed & Securitized – 0.4%
Arbor Realty Mortgage Securities, CDO, FRN, 2.753%, 2038 (z)		$568,229	$142,057
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		985,952	234,755
Crest Ltd., CDO, 6.99%, 2040 (a)(p)		989,255	49,463
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,182,723	11,827
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.748%, 2050 (z)		523,574	10,471
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		549,364	296,774
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		557,036	548,680
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.246%, 2051		750,000	158,550

			$1,452,577

Automotive – 3.5%
Accuride Corp., 9.5%, 2018		$1,515,000	$1,556,663
Allison Transmission, Inc., 7.125%, 2019 (n)		1,395,000	1,496,138
Continental Rubber of America Corp., 4.5%, 2019 (z)		235,000	240,553
Ford Motor Co., 7.45%, 2031		320,000	398,000
Ford Motor Credit Co. LLC, 12%, 2015		1,926,000	2,388,240
Ford Motor Credit Co. LLC, 8.125%, 2020		395,000	496,266
General Motors Financial Co., Inc., 4.75%, 2017 (n)		435,000	446,010
General Motors Financial Co., Inc., 6.75%, 2018		905,000	1,007,147

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Goodyear Tire & Rubber Co., 8.25%, 2020	$230,000	$254,725
Goodyear Tire & Rubber Co., 7%, 2022	425,000	450,500
Jaguar Land Rover PLC, 7.75%, 2018 (n)	200,000	215,750
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,935,000	2,106,731
Lear Corp., 8.125%, 2020	562,000	635,060

		$11,691,783

Basic Industry – 0.3%
Trimas Corp., 9.75%, 2017	$840,000	$970,200

Broadcasting – 5.6%
Allbritton Communications Co., 8%, 2018	$490,000	$532,875
AMC Networks, Inc., 7.75%, 2021	631,000	713,030
Clear Channel Communications, Inc., 9%, 2021	908,000	808,120
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	535,000	521,625
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	50,000	48,000
Hughes Network Systems LLC, 7.625%, 2021	645,000	714,338
Inmarsat Finance PLC, 7.375%, 2017 (n)	860,000	928,800
Intelsat Bermuda Ltd., 11.25%, 2017	1,735,000	1,834,763
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	1,360,000	1,441,600
Intelsat Jackson Holdings Ltd., 11.25%, 2016	481,000	502,044
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (z)	785,000	781,075
LBI Media, Inc., 8.5%, 2017 (z)	645,000	158,025
Liberty Media Corp., 8.5%, 2029	1,215,000	1,281,825
Liberty Media Corp., 8.25%, 2030	160,000	168,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)	772,946	788,405
Newport Television LLC, 13%, 2017 (n)(p)	792,770	856,192
Nexstar Broadcasting Group, Inc., 8.875%, 2017	430,000	467,625
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	585,000	647,888
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	192,938
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	595,000	676,813
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,165,000	1,287,325
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	150,000	149,250
Starz LLC/Starz Finance Corp., 5%, 2019 (z)	370,000	378,325
Townsquare Radio LLC, 9%, 2019 (z)	410,000	440,750
Univision Communications, Inc., 6.875%, 2019 (n)	595,000	612,850
Univision Communications, Inc., 7.875%, 2020 (n)	820,000	877,400
Univision Communications, Inc., 8.5%, 2021 (n)	675,000	685,125

		$18,495,806

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 12.5%, 2017		$1,695,000	$1,925,944

Building – 2.1%
Building Materials Holding Corp., 6.875%, 2018 (n)		$815,000	$874,088
Building Materials Holding Corp., 7%, 2020 (n)		480,000	520,800
Building Materials Holding Corp., 6.75%, 2021 (n)		445,000	487,275
CEMEX S.A., 9.25%, 2020		815,000	813,126
HD Supply, Inc., 8.125%, 2019 (n)		470,000	509,950
Masonite International Corp., 8.25%, 2021 (n)		960,000	1,012,800
Nortek, Inc., 8.5%, 2021		1,300,000	1,384,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		320,000	348,800
USG Corp., 6.3%, 2016		527,000	532,270
USG Corp., 7.875%, 2020 (n)		490,000	529,813

			$7,013,422

Business Services – 1.9%
Ceridian Corp., 12.25%, 2015 (p)		$620,000	$616,900
Ceridian Corp., 8.875%, 2019 (n)		200,000	216,000
Fidelity National Information Services, Inc., 7.625%, 2017		425,000	465,375
Fidelity National Information Services, Inc., 5%, 2022		670,000	691,775
iGate Corp., 9%, 2016		1,072,000	1,176,520
Iron Mountain, Inc., 8.375%, 2021		1,170,000	1,295,775
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		835,000	818,300
Lender Processing Services, Inc., 5.75%, 2023		530,000	530,000
SunGard Data Systems, Inc., 10.25%, 2015		139,000	142,475
SunGard Data Systems, Inc., 7.375%, 2018		315,000	337,838

			$6,290,958

Cable TV – 3.4%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$294,975
CCH II LLC, 13.5%, 2016		253,220	274,744
CCO Holdings LLC, 7.875%, 2018		1,135,000	1,228,638
CCO Holdings LLC, 8.125%, 2020		1,640,000	1,853,200
CCO Holdings LLC, 7.375%, 2020		385,000	429,756
Cequel Communications Holdings, 8.625%, 2017 (n)		585,000	624,488
DISH DBS Corp., 6.75%, 2021		530,000	577,700
EchoStar Corp., 7.125%, 2016		825,000	911,625
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	270,000	353,469
UPC Holding B.V., 9.875%, 2018 (n)		$685,000	753,500
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,472,000	1,541,920
Virgin Media Finance PLC, 9.5%, 2016		170,000	188,275

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
Virgin Media Finance PLC, 8.375%, 2019		$120,000	$136,500
Virgin Media Finance PLC, 5.25%, 2022		1,020,000	1,071,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	700,000	987,239

			$11,227,029

Chemicals – 2.5%
Celanese U.S. Holdings LLC, 6.625%, 2018		$835,000	$914,325
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,025,000	1,053,188
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		270,000	240,975
Huntsman International LLC, 8.625%, 2021		1,105,000	1,265,225
INEOS Finance PLC, 8.375%, 2019 (n)		660,000	694,650
INEOS Group Holdings PLC, 8.5%, 2016 (n)		880,000	831,600
LyondellBasell Industries N.V., 5%, 2019		455,000	483,438
LyondellBasell Industries N.V., 6%, 2021		805,000	917,700
Momentive Performance Materials, Inc., 12.5%, 2014		930,000	957,900
Momentive Performance Materials, Inc., 11.5%, 2016		557,000	313,313
Polypore International, Inc., 7.5%, 2017		455,000	490,263

			$8,162,577

Computer Software – 1.3%
Infor (US), Inc., 11.5%, 2018 (n)		$1,100,000	$1,254,000
Infor (US), Inc., 9.375%, 2019 (n)		280,000	310,800
Nuance Communications, Inc., 5.375%, 2020 (n)		370,000	382,025
Seagate HDD Cayman, 6.875%, 2020		600,000	639,750
Syniverse Holdings, Inc., 9.125%, 2019		1,075,000	1,155,625
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		410,000	446,900
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		195,000	229,613

			$4,418,713

Computer Software – Systems – 1.1%
Audatex North America, Inc., 6.75%, 2018 (n)		$645,000	$688,538
CDW LLC/CDW Finance Corp., 12.535%, 2017		735,000	784,613
CDW LLC/CDW Finance Corp., 8.5%, 2019		1,295,000	1,408,313
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		560,000	617,400

			$3,498,864

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,710,000	$1,846,800
Dynacast International LLC, 9.25%, 2019	745,000	785,975
Griffon Corp., 7.125%, 2018	1,280,000	1,355,200

		$3,987,975

Consumer Products – 1.0%
Easton-Bell Sports, Inc., 9.75%, 2016	$890,000	$962,313
Elizabeth Arden, Inc., 7.375%, 2021	910,000	1,019,200
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (n)	85,000	92,225
Jarden Corp., 7.5%, 2020	770,000	850,850
Libbey Glass, Inc., 6.875%, 2020 (n)	320,000	344,000
Prestige Brands, Inc., 8.125%, 2020	95,000	105,925
Wolverine World Wide, Inc., 6.125%, 2020 (z)	75,000	77,250

		$3,451,763

Consumer Services – 0.5%
Service Corp. International, 6.75%, 2015	$565,000	$624,325
Service Corp. International, 7%, 2017	1,015,000	1,167,250

		$1,791,575

Containers – 1.9%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$755,000	$808,794
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	970,000	1,023,350
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	200,000	211,500
Ball Corp., 5%, 2022	521,000	545,748
Greif, Inc., 6.75%, 2017	1,070,000	1,182,350
Greif, Inc., 7.75%, 2019	155,000	179,025
Reynolds Group, 7.125%, 2019	695,000	733,225
Reynolds Group, 9.875%, 2019	330,000	351,038
Reynolds Group, 5.75%, 2020 (z)	505,000	505,000
Reynolds Group, 8.25%, 2021	615,000	610,388

		$6,150,418

Defense Electronics – 0.5%
Ducommun, Inc., 9.75%, 2018	$945,000	$996,975
MOOG, Inc., 7.25%, 2018	745,000	791,563

		$1,788,538

Electrical Equipment – 0.2%
Avaya, Inc., 9.75%, 2015	$615,000	$545,813
Avaya, Inc., 7%, 2019 (n)	250,000	232,500

		$778,313

Electronics – 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,470,000	$1,598,625
Nokia Corp., 5.375%, 2019	335,000	280,563
NXP B.V., 9.75%, 2018 (n)	108,000	124,200
Sensata Technologies B.V., 6.5%, 2019 (n)	960,000	1,024,800

		$3,028,188

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 8.0%
ATP Oil & Gas Corp., 11.875%, 2015 (a)	$400,000	$76,000
BreitBurn Energy Partners LP, 8.625%, 2020	445,000	486,163
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	960,000	993,600
Carrizo Oil & Gas, Inc., 8.625%, 2018	385,000	412,913
Chaparral Energy, Inc., 7.625%, 2022 (n)	505,000	530,250
Chesapeake Energy Corp., 6.875%, 2020	790,000	833,450
Concho Resources, Inc., 8.625%, 2017	625,000	689,063
Concho Resources, Inc., 6.5%, 2022	770,000	848,925
Continental Resources, Inc., 8.25%, 2019	925,000	1,040,625
Denbury Resources, Inc., 8.25%, 2020	1,270,000	1,431,925
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,425,000	1,599,563
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	1,990,000	2,169,100
EXCO Resources, Inc., 7.5%, 2018	785,000	733,975
Harvest Operations Corp., 6.875%, 2017	1,245,000	1,363,275
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	350,000	389,375
Laredo Petroleum, Inc., 9.5%, 2019	615,000	696,488
LINN Energy LLC, 6.5%, 2019 (n)	445,000	445,000
LINN Energy LLC, 8.625%, 2020	535,000	585,825
LINN Energy LLC, 7.75%, 2021	546,000	577,395
MEG Energy Corp., 6.5%, 2021 (z)	225,000	240,750
Newfield Exploration Co., 6.875%, 2020	1,305,000	1,432,238
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,269,000	1,142,100
Plains Exploration & Production Co., 8.625%, 2019	905,000	1,009,075
QEP Resources, Inc., 6.875%, 2021	1,265,000	1,429,450
Range Resources Corp., 8%, 2019	1,045,000	1,159,950
Range Resources Corp., 5%, 2022	300,000	316,500
Samson Investment Co., 9.75%, 2020 (n)	520,000	535,600
SandRidge Energy, Inc., 8%, 2018 (n)	1,595,000	1,674,750
SM Energy Co., 6.5%, 2021	890,000	943,400
Whiting Petroleum Corp., 6.5%, 2018	590,000	632,775

		$26,419,498

Energy – Integrated – 0.1%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$405,000	$475,875

Engineering – Construction – 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$800,000	$810,000

Entertainment – 1.0%
AMC Entertainment, Inc., 8.75%, 2019	$440,000	$485,100
AMC Entertainment, Inc., 9.75%, 2020	725,000	816,531
Cedar Fair LP, 9.125%, 2018	595,000	676,069
Cinemark USA, Inc., 8.625%, 2019	760,000	843,600
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	405,000	451,575

		$3,272,875

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Financial Institutions – 5.2%
Ally Financial, Inc., 5.5%, 2017		$2,130,000	$2,226,453
CIT Group, Inc., 5.25%, 2014 (n)		795,000	828,788
CIT Group, Inc., 5.25%, 2018		680,000	729,300
CIT Group, Inc., 6.625%, 2018 (n)		1,419,000	1,610,565
CIT Group, Inc., 5.5%, 2019 (n)		1,086,000	1,175,595
Credit Acceptance Corp., 9.125%, 2017		815,000	898,538
GMAC, Inc., 8%, 2031		175,000	204,050
Icahn Enterprises LP, 8%, 2018 (n)		149,000	159,803
Icahn Enterprises LP, 8%, 2018		926,000	993,135
International Lease Finance Corp., 4.875%, 2015		415,000	431,356
International Lease Finance Corp., 8.625%, 2015		420,000	478,275
International Lease Finance Corp., 7.125%, 2018 (n)		928,000	1,081,120
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		1,325,000	1,435,969
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		350,000	382,375
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (z)		215,000	218,763
PHH Corp., 9.25%, 2016		865,000	992,588
PHH Corp., 7.375%, 2019		570,000	609,900
SLM Corp., 8.45%, 2018		525,000	614,889
SLM Corp., 8%, 2020		1,805,000	2,084,775
SLM Corp., 7.25%, 2022		210,000	235,200

			$17,391,437

Food & Beverages – 1.4%
ARAMARK Corp., 8.5%, 2015		$355,000	$363,435
B&G Foods, Inc., 7.625%, 2018		1,365,000	1,474,200
Constellation Brands, Inc., 7.25%, 2016		240,000	274,800
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		245,000	244,388
Pinnacle Foods Finance LLC, 9.25%, 2015		904,000	924,340
Pinnacle Foods Finance LLC, 8.25%, 2017		275,000	298,031
TreeHouse Foods, Inc., 7.75%, 2018		850,000	928,625

			$4,507,819

Forest & Paper Products – 1.2%
Boise, Inc., 8%, 2020		$665,000	$729,838
Georgia-Pacific Corp., 8%, 2024		91,000	124,215
Graphic Packaging Holding Co., 7.875%, 2018		415,000	459,613
Millar Western Forest Products Ltd., 8.5%, 2021		200,000	162,000
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		320,000	342,400
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	715,000	1,008,395
Tembec Industries, Inc., 11.25%, 2018		$480,000	504,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Forest & Paper Products – continued
Xerium Technologies, Inc., 8.875%, 2018	$735,000	$650,475

		$3,980,936

Gaming & Lodging – 3.8%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)	$250,000	$250,000
Choice Hotels International, Inc., 5.75%, 2022	150,000	163,500
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	1,190,000	744
GWR Operating Partnership LLP, 10.875%, 2017	470,000	540,500
Harrah’s Operating Co., Inc., 11.25%, 2017	1,945,000	2,090,875
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)	495,000	534,600
Isle of Capri Casinos, Inc., 8.875%, 2020 (n)	785,000	828,175
MGM Mirage, 10.375%, 2014	670,000	753,750
MGM Mirage, 6.625%, 2015	360,000	385,200
MGM Resorts International, 11.375%, 2018	1,100,000	1,298,000
MGM Resorts International, 9%, 2020	520,000	580,450
Penn National Gaming, Inc., 8.75%, 2019	1,450,000	1,624,000
Pinnacle Entertainment, Inc., 8.75%, 2020	415,000	458,056
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)	160,000	170,000
Seven Seas Cruises S. DE R.L., 9.125%, 2019	1,180,000	1,227,200
Wyndham Worldwide Corp., 7.375%, 2020	535,000	644,575
Wynn Las Vegas LLC, 7.75%, 2020	820,000	912,250

		$12,461,875

Industrial – 1.4%
Altra Holdings, Inc., 8.125%, 2016	$635,000	$680,244
Dematic S.A., 8.75%, 2016 (z)	1,450,000	1,551,500
Hyva Global B.V., 8.625%, 2016 (n)	695,000	622,025
Mueller Water Products, Inc., 8.75%, 2020	779,000	880,270
Rexel S.A., 6.125%, 2019 (n)	545,000	561,350
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	445,000	476,150

		$4,771,539

Insurance – 1.4%
American International Group, Inc., 8.25%, 2018	$890,000	$1,144,460
American International Group, Inc., 8.175% to 2038, FRN to 2068	2,405,000	2,943,119
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	500,000	660,000

		$4,747,579

Insurance – Health – 0.2%
AMERIGROUP Corp., 7.5%, 2019	$555,000	$648,309

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – 0.9%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$1,075,000	$1,558,750
XL Group PLC, 6.5% to 2017, FRN to 2049	1,470,000	1,352,400

		$2,911,150

Machinery & Tools – 1.8%
Ashtead Capital, Inc., 6.5%, 2022 (n)	$235,000	$246,750
Case Corp., 7.25%, 2016	545,000	611,763
Case New Holland, Inc., 7.875%, 2017	1,390,000	1,629,775
CNH Capital LLC, 6.25%, 2016 (n)	255,000	276,994
H&E Equipment Services LLC, 7%, 2022 (n)	375,000	390,000
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	650,000	692,250
RSC Equipment Rental, Inc., 8.25%, 2021	930,000	1,020,675
UR Financing Escrow Corp., 5.75%, 2018 (n)	455,000	480,594
UR Financing Escrow Corp., 7.625%, 2022 (n)	454,000	497,130

		$5,845,931

Major Banks – 0.9%
Bank of America Corp., 5.65%, 2018	$930,000	$1,060,364
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,580,000	1,532,600
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	530,000	477,000

		$3,069,964

Medical & Health Technology & Services – 5.6%
Biomet, Inc., 10%, 2017	$835,000	$880,925
Biomet, Inc., 11.625%, 2017	522,000	555,930
Biomet, Inc., 6.5%, 2020 (n)	805,000	834,181
Davita, Inc., 6.375%, 2018	1,550,000	1,654,625
Davita, Inc., 6.625%, 2020	950,000	1,015,313
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	865,000	996,913
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	735,000	782,775
HCA, Inc., 8.5%, 2019	2,765,000	3,117,538
HCA, Inc., 7.5%, 2022	620,000	702,150
HCA, Inc., 5.875%, 2022	675,000	731,531
HealthSouth Corp., 8.125%, 2020	1,385,000	1,537,350
Hologic, Inc., 6.25%, 2020 (n)	150,000	159,000
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	1,185,000	1,131,675
Physio-Control International, Inc., 9.875%, 2019 (n)	595,000	651,525
Select Medical Corp., 7.625%, 2015	131,000	132,801
Teleflex, Inc., 6.875%, 2019	545,000	585,875
Tenet Healthcare Corp., 9.25%, 2015	575,000	646,875
Truven Health Analytics, Inc., 10.625%, 2020 (z)	410,000	438,700
Universal Health Services, Inc., 7%, 2018	715,000	774,881
Universal Hospital Services, Inc., 7.625%, 2020 (n)	765,000	797,513

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Universal Hospital Services, Inc., FRN, 4.111%, 2015	$310,000	$306,900
Vanguard Health Systems, Inc., 0%, 2016	4,000	2,800

		$18,437,776

Metals & Mining – 1.3%
Arch Coal, Inc., 7.25%, 2020	$520,000	$436,800
Cloud Peak Energy, Inc., 8.25%, 2017	1,505,000	1,636,688
Cloud Peak Energy, Inc., 8.5%, 2019	280,000	308,000
Consol Energy, Inc., 8%, 2017	595,000	621,775
Consol Energy, Inc., 8.25%, 2020	130,000	136,175
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	375,000	363,750
Peabody Energy Corp., 6%, 2018 (n)	420,000	420,000
Peabody Energy Corp., 6.25%, 2021 (n)	420,000	417,900

		$4,341,088

Natural Gas – Distribution – 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$715,000	$763,263
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	540,000	522,450

		$1,285,713

Natural Gas – Pipeline – 2.8%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,165,000	$1,252,375
Crosstex Energy, Inc., 8.875%, 2018	1,435,000	1,535,450
El Paso Corp., 7%, 2017	985,000	1,130,293
El Paso Corp., 7.75%, 2032	1,415,000	1,647,936
Energy Transfer Equity LP, 7.5%, 2020	1,150,000	1,305,250
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	750,000	845,625
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	391,000	437,920
MarkWest Energy Partners LP, 5.5%, 2023	630,000	659,925
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	461,000	437,950

		$9,252,724

Network & Telecom – 1.4%
Centurylink, Inc., 7.65%, 2042	$420,000	$447,473
Cincinnati Bell, Inc., 8.25%, 2017	315,000	336,263
Citizens Communications Co., 9%, 2031	650,000	693,875
Eileme 2 AB, 11.625%, 2020 (n)	686,000	768,320
Frontier Communications Corp., 8.125%, 2018	190,000	213,750
Qwest Communications International, Inc., 7.125%, 2018 (n)	695,000	737,604
TW Telecom Holdings, Inc., 5.375%, 2022 (z)	215,000	219,300
Windstream Corp., 8.125%, 2018	215,000	232,200
Windstream Corp., 7.75%, 2020	915,000	981,338

		$4,630,123

Oil Services – 1.2%
Bristow Group, Inc., 6.25%, 2022	$145,000	$148,444
Chesapeake Energy Corp., 6.625%, 2019 (n)	325,000	312,000

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Oil Services – 1.2%
Dresser-Rand Group, Inc., 6.5%, 2021		$415,000	$435,750
Edgen Murray Corp., 12.25%, 2015		930,000	992,775
Pioneer Energy Services Corp., 9.875%, 2018		970,000	1,054,875
Unit Corp., 6.625%, 2021		640,000	660,800
Unit Corp., 6.625%, 2021 (n)		410,000	423,325

			$4,027,969

Other Banks & Diversified Financials – 1.8%
Capital One Financial Corp., 10.25%, 2039		$1,820,000	$1,874,600
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		710,000	804,238
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		900,000	900,000
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,965,000	2,102,550
UBS AG, 7.625%, 2022		430,000	449,591

			$6,130,979

Pharmaceuticals – 0.8%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	385,000	$554,113
Catalent Pharma Solutions, Inc., 7.875%, 2018 (z)		$160,000	162,400
Endo Health Solutions, Inc., 7%, 2019		610,000	657,275
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		840,000	884,100
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (z)		520,000	547,950

			$2,805,838

Pollution Control – 0.2%
Heckmann Corp., 9.875%, 2018		$670,000	$690,100

Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 6.75%, 2020 (z)		$662,000	$648,760

Printing & Publishing – 0.6%
American Media, Inc., 13.5%, 2018 (z)		$94,618	$87,522
Nielsen Finance LLC, 11.5%, 2016		501,000	559,868
Nielsen Finance LLC, 7.75%, 2018		885,000	997,838
Nielsen Finance LLC, 4.5%, 2020 (z)		435,000	432,281

			$2,077,509

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$455,000	$510,738

Real Estate – 1.2%
CB Richard Ellis Group, Inc., 11.625%, 2017		$335,000	$375,200
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		465,000	440,588
Entertainment Properties Trust, REIT, 7.75%, 2020		1,015,000	1,169,212
Entertainment Properties Trust, REIT, 5.75%, 2022		185,000	192,092
Kennedy Wilson, Inc., 8.75%, 2019		390,000	415,350

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
MPT Operating Partnership LP, REIT, 6.875%, 2021	$780,000	$850,200
MPT Operating Partnership LP, REIT, 6.375%, 2022	420,000	445,200

		$3,887,842

Retailers – 2.5%
Academy Ltd., 9.25%, 2019 (n)	$470,000	$516,413
Burlington Coat Factory Warehouse Corp., 10%, 2019	915,000	1,012,219
J. Crew Group, Inc., 8.125%, 2019	750,000	785,625
Limited Brands, Inc., 6.9%, 2017	760,000	874,000
Limited Brands, Inc., 7%, 2020	300,000	340,500
Limited Brands, Inc., 6.95%, 2033	415,000	410,850
Pantry, Inc., 8.375%, 2020 (n)	370,000	379,250
QVC, Inc., 7.375%, 2020 (n)	705,000	783,782
Rite Aid Corp., 9.25%, 2020	615,000	630,375
Sally Beauty Holdings, Inc., 6.875%, 2019	420,000	467,250
Toys “R” Us Property Co. II LLC, 8.5%, 2017	355,000	382,513
Toys “R” Us, Inc., 10.75%, 2017	1,060,000	1,155,400
Yankee Acquisition Corp., 8.5%, 2015	6,000	6,075
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	445,000	460,575

		$8,204,827

Specialty Chemicals – 0.1%
Koppers, Inc., 7.875%, 2019	$355,000	$389,613

Specialty Stores – 0.4%
Gymboree Corp., 9.125%, 2018	$155,000	$147,444
Michaels Stores, Inc., 11.375%, 2016	440,000	460,944
Michaels Stores, Inc., 7.75%, 2018	510,000	546,975

		$1,155,363

Supermarkets – 0.1%
SUPERVALU, Inc., 7.5%, 2014	$335,000	$321,600

Telecommunications – Wireless – 3.6%
Clearwire Corp., 12%, 2015 (n)	$310,000	$306,900
Cricket Communications, Inc., 7.75%, 2016	275,000	290,125
Cricket Communications, Inc., 7.75%, 2020	1,165,000	1,135,875
Crown Castle International Corp., 9%, 2015	915,000	981,338
Crown Castle International Corp., 7.125%, 2019	1,315,000	1,426,775
Digicel Group Ltd., 12%, 2014 (n)	200,000	223,000
Digicel Group Ltd., 8.25%, 2017 (n)	655,000	707,400
Digicel Group Ltd., 10.5%, 2018 (n)	930,000	1,011,375
MetroPCS Wireless, Inc., 7.875%, 2018	465,000	502,200
Sprint Capital Corp., 6.875%, 2028	735,000	676,200
Sprint Nextel Corp., 6%, 2016	1,050,000	1,081,500
Sprint Nextel Corp., 8.375%, 2017	825,000	917,813
Sprint Nextel Corp., 9%, 2018 (n)	440,000	528,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,570,000	1,479,725
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	650,000	617,500

		$11,885,726

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telephone Services – 0.7%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$470,000	$509,950
Level 3 Financing, Inc., 9.375%, 2019	815,000	904,650
Level 3 Financing, Inc., 7%, 2020 (z)	225,000	227,250
Level 3 Financing, Inc., 8.625%, 2020	415,000	448,200
Sable International Finance Ltd., 8.75%, 2020 (n)	200,000	223,000

		$2,313,050

Transportation – 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$779,000	$732,260

Transportation – Services – 3.0%
ACL I Corp., 10.625%, 2016 (p)	$1,093,827	$1,055,361
Aguila American Resources Ltd., 7.875%, 2018 (n)	890,000	934,500
Avis Budget Car Rental LLC, 8.25%, 2019	625,000	680,469
Avis Budget Car Rental LLC, 9.75%, 2020	365,000	417,013
CEVA Group PLC, 8.375%, 2017 (n)	1,185,000	1,142,044
Commercial Barge Line Co., 12.5%, 2017	1,890,000	2,104,988
Navios Maritime Acquisition Corp., 8.625%, 2017	1,065,000	1,014,413
Navios Maritime Holdings, Inc., 8.875%, 2017	650,000	667,063
Navios Maritime Holdings, Inc., 8.875%, 2017 (n)	270,000	274,388
Swift Services Holdings, Inc., 10%, 2018	1,465,000	1,585,863

		$9,876,102

Utilities – Electric Power – 4.5%
AES Corp., 8%, 2017	$1,025,000	$1,183,875
Atlantic Power Corp., 9%, 2018	565,000	600,313
Calpine Corp., 8%, 2016 (n)	805,000	865,375
Calpine Corp., 7.875%, 2020 (n)	1,210,000	1,321,925
Covanta Holding Corp., 7.25%, 2020	1,165,000	1,291,818
Covanta Holding Corp., 6.375%, 2022	275,000	298,974
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	670,000	763,800
Edison Mission Energy, 7%, 2017	795,000	411,413
EDP Finance B.V., 6%, 2018 (n)	1,335,000	1,332,624
Energy Future Holdings Corp., 10%, 2020	1,140,000	1,256,850
Energy Future Holdings Corp., 10%, 2020	1,810,000	2,036,250
Energy Future Holdings Corp., 11.75%, 2022 (n)	600,000	637,500
GenOn Energy, Inc., 9.5%, 2018	65,000	73,775
GenOn Energy, Inc., 9.875%, 2020	1,240,000	1,376,400
NRG Energy, Inc., 8.25%, 2020	960,000	1,046,400
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	470,000	367,775

		$14,865,067

Total Bonds		$305,679,534

FLOATING RATE LOANS (g)(r) – 0.2%
Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$452,233	$442,397

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS – continued
Utilities – Electric Power – 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$120,371	$124,383
Dynegy Power LLC, Term Loan, 9.25%, 2016	180,556	188,681

		$313,064

Total Floating Rate Loans		$755,461

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	24,851	$115,804

Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (a)	28	$92,400

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	24,246	$128,261

Total Common Stocks		$336,465

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.2%
General Motors Co., 4.75%	$15,820	$589,770

PREFERRED STOCKS – 0.4%
Other Banks & Diversified Financials – 0.4%
Ally Financial, Inc., 7% (z)	511	$478,025
GMAC Capital Trust I, 8.125%	28,350	711,869

Total Preferred Stocks		$1,189,894

	Strike Price	First Exercise
WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	122	$ 402,600

CONVERTIBLE BONDS – 0.3%
Network & Telecom – 0.3%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$960,000	$957,600

MONEY MARKET FUNDS – 5.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	16,982,355	$16,982,355

Total Investments		$326,893,679

OTHER ASSETS, LESS LIABILITIES – 1.5%		4,844,248

Net Assets – 100.0%		$331,737,927

7

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $86,090,709, representing 25.9% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock),	4/13/2011-4/14/2011	$479,063	$478,025
American Media, Inc., 13.5%, 2018	12/22/10	95,891	87,522
Arbor Realty Mortgage Securities, CDO, FRN, 2.753%, 2038	12/20/05	568,229	142,057
Ardagh Packaging Finance PLC, 9.125%, 2020	7/19/2012	208,209	211,500
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	1,124,567	11,827
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.748%, 2050	4/12/06	523,796	10,471
Catalent Pharma Solutions, Inc., 7.875%, 2018	9/05/12	160,000	162,400
Continental Rubber of America Corp., 4.5%, 2019	9/12/12	235,000	240,553
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	1,460,426	1,551,500
G-Force LLC, CDO, “A2”, 4.83%, 2036	2/14/11	542,456	548,680
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	547,776	419,145
IAMGOLD Corp., 6.75%, 2020	9/14/12	662,000	648,760
Intelsat Jackson Holdings Ltd., 6.625%, 2022	9/19/12	785,000	781,075
LBI Media, Inc., 8.5%, 2017	7/18/07	638,741	158,025
Level 3 Financing, Inc., 7%, 2020	9/10/12	230,037	227,250
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/16/11	766,319	788,405
MEG Energy Corp., 6.5%, 2021	9/05/12-9/26/12	241,099	240,750
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020	9/19/12	215,000	218,763
Nielsen Finance LLC, 4.5%, 2020	9/18/12-9/19/12	434,625	432,281
Reynolds Group, 5.75%, 2020	9/14/12	505,000	505,000
Starz LLC/Starz Finance Corp., 5%, 2019	9/06/12	370,000	378,325
TW Telecom Holdings, Inc., 5.375%, 2022	9/27/12	215,000	219,300
Townsquare Radio LLC, 9%, 2019	3/30/12	406,112	440,750
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	415,942	438,700
Valeant Pharmaceuticals International, Inc., 7.25%, 2022	9/06/12-9/11/12	550,845	547,950
Wolverine World Wide, Inc., 6.125%, 2020	9/27/12	75,000	77,250
Total Restricted Securities			$9,966,264
% of Net assets			3.0%

8

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 9/30/12

Forward Foreign Currency Exchange Contracts at 9/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	1,304,490	10/12/12	$1,595,807	$1,676,498	$(80,691)
SELL	EUR	UBS AG	1,304,490	10/12/12	1,596,554	1,676,498	(79,944)

							$(160,635)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,417,443	$973,025	$128,261	$2,518,729
Corporate Bonds	—	253,681,026	—	253,681,026
Commercial Mortgage-Backed Securities	—	690,079	—	690,079
Asset-Backed Securities (including CDOs)	—	762,498	—	762,498
Foreign Bonds	—	51,503,531	—	51,503,531
Floating Rate Loans	—	755,461	—	755,461
Mutual Funds	16,982,355	—	—	16,982,355
Total Investments	$18,399,798	$308,365,620	$128,261	$326,893,679

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(160,635)	$—	$(160,635)

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$288,285
Change in unrealized appreciation (depreciation)	(160,024)
Balance as of 9/30/12	$128,261

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2012 is $(160,024).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$320,028,558
Gross unrealized appreciation	16,345,302
Gross unrealized depreciation	(9,480,181)
Net unrealized appreciation (depreciation)	$6,865,121

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,895,508	87,866,916	(81,780,069)	16,982,355

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,254	$16,982,355

11

QUARTERLY REPORT

September 30, 2012

MFS® STRATEGIC INCOME SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.6%
Aerospace – 0.7%
Bombardier, Inc., 7.5%, 2018 (n)	$55,000	$62,288
Bombardier, Inc., 7.75%, 2020 (n)	20,000	22,950
CPI International, Inc., 8%, 2018	35,000	33,338
Huntington Ingalls Industries, Inc., 7.125%, 2021	60,000	64,575
Kratos Defense & Security Solutions, Inc., 10%, 2017	45,000	48,600

		$231,751

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.768%, 2013	$94,866	$92,968

Apparel Manufacturers – 0.4%
Hanesbrands, Inc., 8%, 2016	$20,000	$22,100
Hanesbrands, Inc., 6.375%, 2020	20,000	21,700
Jones Group, Inc., 6.875%, 2019	25,000	25,813
Levi Strauss & Co., 6.875%, 2022	5,000	5,213
Phillips-Van Heusen Corp., 7.375%, 2020	35,000	39,550

		$114,376

Asset-Backed & Securitized – 2.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040 (z)	$165,477	$106,864
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	65,206	66,432
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018 (z)	36,757	36,022
Crest Ltd., CDO, 7%, 2040 (a)(p)	160,151	8,008
Falcon Franchise Loan LLC, FRN, 5.839%, 2025 (i)(z)	123,357	19,429
First Union National Bank Commercial Mortgage Trust, FRN, 1.827%, 2043 (i)(z)	59,516	98
First Union-Lehman Brothers Bank of America, FRN, 0.586%, 2035 (i)	918,724	15,655
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	100,000	101,042
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.171%, 2030 (i)	209,398	2,959
Morgan Stanley Capital I, Inc., FRN, 1.336%, 2039 (i)(z)	413,749	8,532
Prudential Securities Secured Financing Corp., FRN, 7.228%, 2013 (z)	171,000	170,655
Salomon Brothers Mortgage Securities, Inc., FRN, 7.373%, 2032 (z)	122,504	124,959

		$660,655

Automotive – 1.8%
Accuride Corp., 9.5%, 2018	$60,000	$61,650
Allison Transmission, Inc., 7.125%, 2019 (n)	50,000	53,625
Ford Motor Co., 7.45%, 2031	15,000	18,656
Ford Motor Credit Co. LLC, 12%, 2015	100,000	124,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
General Motors Financial Co., Inc., 4.75%, 2017 (n)	$10,000	$10,253
General Motors Financial Co., Inc., 6.75%, 2018	30,000	33,386
Goodyear Tire & Rubber Co., 8.25%, 2020	10,000	11,075
Goodyear Tire & Rubber Co., 7%, 2022	15,000	15,900
Harley-Davidson Financial Services, 3.875%, 2016 (n)	130,000	139,380
Lear Corp., 8.125%, 2020	18,000	20,340
Nissan Motor Acceptance Corp., 1.95%, 2017 (z)	82,000	82,726

		$570,991

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$28,000	$32,340

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$90,000	$107,049

Broadcasting – 3.1%
Allbritton Communications Co., 8%, 2018	$20,000	$21,750
AMC Networks, Inc., 7.75%, 2021	21,000	23,730
CBS Corp., 5.75%, 2020	20,000	24,047
CBS Corp., 3.375%, 2022	94,000	98,210
Clear Channel Communications, Inc., 9%, 2021	32,000	28,480
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	15,000	14,625
Hughes Network Systems LLC, 7.625%, 2021	20,000	22,150
Intelsat Bermuda Ltd., 11.25%, 2017	55,000	58,163
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	50,000	53,000
Intelsat Jackson Holdings Ltd., 11.25%, 2016	9,000	9,394
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (z)	25,000	24,875
LBI Media, Inc., 8.5%, 2017 (z)	30,000	7,350
Liberty Media Corp., 8.5%, 2029	30,000	31,650
Liberty Media Corp., 8.25%, 2030	15,000	15,825
Local TV Finance LLC, 9.25%, 2015 (p)(z)	26,074	26,595
NBCUniversal Media LLC, 5.95%, 2041	113,000	138,412
Newport Television LLC, 13%, 2017 (n)(p)	28,578	30,864
News America, Inc., 8.5%, 2025	10,000	13,473
Nexstar Broadcasting Group, Inc., 8.875%, 2017	15,000	16,313
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	15,000	16,613
Sinclair Broadcast Group, Inc., 8.375%, 2018	5,000	5,513
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	20,000	22,750
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	50,000	55,250
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	5,000	4,975
Starz LLC/Starz Finance Corp., 5%, 2019 (z)	10,000	10,225
Townsquare Radio LLC, 9%, 2019 (z)	10,000	10,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Univision Communications, Inc., 6.875%, 2019 (n)	$45,000	$46,350
Univision Communications, Inc., 7.875%, 2020 (n)	15,000	16,050
Univision Communications, Inc., 8.5%, 2021 (n)	30,000	30,450
Vivendi S.A., 4.75%, 2022 (n)	100,000	104,900

		$982,732

Brokerage & Asset Managers – 1.0%
BlackRock, Inc., 3.375%, 2022	$36,000	$38,126
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	92,000	95,923
E*TRADE Financial Corp., 7.875%, 2015	30,000	30,563
E*TRADE Financial Corp., 12.5%, 2017	20,000	22,725
TD Ameritrade Holding Corp. 5.6%, 2019	110,000	129,255

		$316,592

Building – 0.9%
Building Materials Holding Corp., 6.875%, 2018 (n)	$15,000	$16,088
Building Materials Holding Corp., 7%, 2020 (n)	15,000	16,275
Building Materials Holding Corp., 6.75%, 2021 (n)	10,000	10,950
CRH PLC, 8.125%, 2018	80,000	97,286
HD Supply, Inc., 8.125%, 2019 (n)	15,000	16,275
Masonite International Corp., 8.25%, 2021 (n)	35,000	36,925
Nortek, Inc., 8.5%, 2021	55,000	58,575
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	10,000	10,900
USG Corp., 6.3%, 2016	18,000	18,180
USG Corp., 7.875%, 2020 (n)	15,000	16,219

		$297,673

Business Services – 0.7%
Ceridian Corp., 12.25%, 2015 (p)	$20,000	$19,900
Ceridian Corp., 8.875%, 2019 (n)	5,000	5,400
Fidelity National Information Services, Inc., 7.625%, 2017	15,000	16,425
Fidelity National Information Services, Inc., 5%, 2022	20,000	20,650
iGate Corp., 9%, 2016	40,000	43,900
Iron Mountain, Inc., 8.375%, 2021	40,000	44,300
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	25,000	24,500
Lender Processing Services, Inc., 5.75%, 2023	15,000	15,000
SunGard Data Systems, Inc., 10.25%, 2015	8,000	8,200
SunGard Data Systems, Inc., 7.375%, 2018	10,000	10,725

		$209,000

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – 1.9%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$5,000	$5,463
CCH II LLC, 13.5%, 2016		14,295	15,510
CCO Holdings LLC, 7.875%, 2018		55,000	59,538
CCO Holdings LLC, 8.125%, 2020		35,000	39,550
CCO Holdings LLC, 7.375%, 2020		15,000	16,744
Cequel Communications Holdings, 8.625%, 2017 (n)		15,000	16,013
DIRECTV Holdings LLC, 5.875%, 2019		40,000	47,050
DIRECTV Holdings LLC, 3.8%, 2022		140,000	144,069
DISH DBS Corp., 6.75%, 2021		15,000	16,350
EchoStar Corp., 7.125%, 2016		20,000	22,100
Time Warner Cable, Inc., 8.25%, 2019		120,000	161,054
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	50,000	70,517

			$613,958

Chemicals – 1.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$55,000	$60,225
Dow Chemical Co., 8.55%, 2019		170,000	227,964
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		40,000	41,100
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		5,000	4,463
Huntsman International LLC, 8.625%, 2021		35,000	40,075
Momentive Performance Materials, Inc., 12.5%, 2014		34,000	35,020
Momentive Performance Materials, Inc., 11.5%, 2016		22,000	12,375
Polypore International, Inc., 7.5%, 2017		20,000	21,550

			$442,772

Computer Software – 0.7%
Infor (US), Inc., 11.5%, 2018 (n)		$35,000	$39,900
Infor (US), Inc., 9.375%, 2019 (n)		10,000	11,100
Nuance Communications, Inc., 5.375%, 2020 (n)		10,000	10,325
Oracle Corp., 5.375%, 2040		66,000	84,193
Seagate HDD Cayman, 6.875%, 2020		20,000	21,325
Syniverse Holdings, Inc., 9.125%, 2019		40,000	43,000
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		10,000	10,900
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		5,000	5,888

			$226,631

Computer Software – Systems – 0.4%
Audatex North America, Inc., 6.75%, 2018 (n)		$10,000	$10,675
CDW LLC/CDW Finance Corp., 12.535%, 2017		25,000	26,688
CDW LLC/CDW Finance Corp., 8.5%, 2019		50,000	54,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Computer Software – Systems – continued
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$30,000	$33,075

		$124,813

Conglomerates – 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)	$55,000	$59,400
Dynacast International LLC, 9.25%, 2019	20,000	21,100
Griffon Corp., 7.125%, 2018	45,000	47,644
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	38,000	42,784

		$170,928

Consumer Products – 0.4%
Easton-Bell Sports, Inc., 9.75%, 2016	$30,000	$32,438
Elizabeth Arden, Inc., 7.375%, 2021	30,000	33,600
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (n)	5,000	5,425
Libbey Glass, Inc., 6.875%, 2020 (n)	5,000	5,375
Mattel, Inc., 5.45%, 2041	53,000	59,249

		$136,087

Consumer Services – 0.9%
Experian Finance PLC, 2.375%, 2017 (n)	$200,000	$202,788
Service Corp. International, 7%, 2017	80,000	92,000

		$294,788

Containers – 1.0%
Ball Corp., 5%, 2022	$16,000	$16,760
Greif, Inc., 6.75%, 2017	145,000	160,225
Reynolds Group, 7.125%, 2019	110,000	116,050
Reynolds Group, 5.75%, 2020 (z)	15,000	15,000

		$308,035

Defense Electronics – 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$169,000	$184,445
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	47,597
Ducommun, Inc., 9.75%, 2018	30,000	31,650
MOOG, Inc., 7.25%, 2018	25,000	26,563

		$290,255

Electrical Equipment – 0.3%
Avaya, Inc., 9.75%, 2015	$25,000	$22,188
Avaya, Inc., 7%, 2019 (n)	10,000	9,300
Ericsson, Inc., 4.125%, 2022	73,000	75,268

		$106,756

Electronics – 0.5%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$50,000	$54,375
Nokia Corp., 5.375%, 2019	10,000	8,375
Sensata Technologies B.V., 6.5%, 2019 (n)	60,000	64,050
Tyco Electronics Group S.A., 3.5%, 2022	31,000	31,676

		$158,476

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – 1.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$102,522	$126,102
Petrobras International Finance Co., 7.875%, 2019	51,000	64,060
Petrobras International Finance Co., 6.75%, 2041	48,000	59,575
Petroleos Mexicanos, 5.5%, 2021	100,000	117,250
Petroleos Mexicanos, 4.875%, 2022	10,000	11,300
Petroleos Mexicanos, 6.5%, 2041	31,000	38,642

		$416,929

Emerging Market Sovereign – 0.1%
Republic of Poland, 5%, 2022	$14,000	$16,240

Energy – Independent – 3.3%
ATP Oil & Gas Corp., 11.875%, 2015 (a)	$15,000	$2,850
BreitBurn Energy Partners LP, 8.625%, 2020	15,000	16,388
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	30,000	31,050
Carrizo Oil & Gas, Inc., 8.625%, 2018	20,000	21,450
Chaparral Energy, Inc., 7.625%, 2022 (n)	20,000	21,000
Chesapeake Energy Corp., 6.875%, 2020	25,000	26,375
Concho Resources, Inc., 8.625%, 2017	20,000	22,050
Concho Resources, Inc., 6.5%, 2022	40,000	44,100
Continental Resources, Inc., 8.25%, 2019	30,000	33,750
Denbury Resources, Inc., 8.25%, 2020	55,000	62,013
Energy XXI Gulf Coast, Inc., 9.25%, 2017	50,000	56,125
EQT Corp., 4.875%, 2021	48,000	50,479
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	80,000	87,200
EXCO Resources, Inc., 7.5%, 2018	30,000	28,050
Harvest Operations Corp., 6.875%, 2017	50,000	54,750
Hess Corp., 8.125%, 2019	30,000	39,693
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	15,000	16,688
Laredo Petroleum, Inc., 9.5%, 2019	20,000	22,650
LINN Energy LLC, 6.5%, 2019 (n)	10,000	10,000
LINN Energy LLC, 8.625%, 2020	20,000	21,900
LINN Energy LLC, 7.75%, 2021	23,000	24,323
MEG Energy Corp., 6.5%, 2021 (z)	10,000	10,700
Newfield Exploration Co., 6.875%, 2020	45,000	49,388
Plains Exploration & Production Co., 8.625%, 2019	35,000	39,025
QEP Resources, Inc., 6.875%, 2021	60,000	67,800
Range Resources Corp., 8%, 2019	25,000	27,750
Range Resources Corp., 5%, 2022	10,000	10,550
Samson Investment Co., 9.75%, 2020 (n)	15,000	15,450
SandRidge Energy, Inc., 8%, 2018 (n)	55,000	57,750
SM Energy Co., 6.5%, 2021	30,000	31,800
Talisman Energy, Inc., 7.75%, 2019	10,000	12,712
Whiting Petroleum Corp., 6.5%, 2018	15,000	16,088

		$1,031,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 0.9%
BP Capital Markets PLC, 4.5%, 2020	$29,000	$33,665
BP Capital Markets PLC, 4.742%, 2021	90,000	104,915
Cenovus Energy, Inc., 4.5%, 2014	30,000	32,180
Petro-Canada Financial Partnership, 5%, 2014	110,000	119,095

		$289,855

Engineering – Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$25,000	$25,313

Entertainment – 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$55,000	$60,636
AMC Entertainment, Inc., 9.75%, 2020	30,000	33,786
Cedar Fair LP, 9.125%, 2018	20,000	22,725
Cinemark USA, Inc., 8.625%, 2019	45,000	49,950

		$167,097

Financial Institutions – 2.5%
Ally Financial, Inc., 5.5%, 2017	$70,000	$73,170
CIT Group, Inc., 5.25%, 2014 (n)	45,000	46,913
CIT Group, Inc., 5.25%, 2018	20,000	21,450
CIT Group, Inc., 6.625%, 2018 (n)	45,000	51,075
CIT Group, Inc., 5.5%, 2019 (n)	36,000	38,970
General Electric Capital Corp., 6%, 2019	30,000	36,489
General Electric Capital Corp., 5.5%, 2020	95,000	112,386
General Electric Capital Corp., 3.15%, 2022	49,000	49,220
GMAC, Inc., 8%, 2031	5,000	5,830
Icahn Enterprises LP, 8%, 2018	15,000	16,088
Icahn Enterprises LP, 8%, 2018 (n)	4,000	4,290
International Lease Finance Corp., 4.875%, 2015	10,000	10,394
International Lease Finance Corp., 8.625%, 2015	15,000	17,081
International Lease Finance Corp., 7.125%, 2018 (n)	47,000	54,755
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	50,000	54,188
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	10,000	10,925
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (z)	5,000	5,088
PHH Corp., 9.25%, 2016	30,000	34,425
PHH Corp., 7.375%, 2019	20,000	21,400
SLM Corp., 8.45%, 2018	25,000	29,280
SLM Corp., 8%, 2020	70,000	80,850
SLM Corp., 7.25%, 2022	5,000	5,600

		$779,867

Food & Beverages – 3.1%
Anheuser-Busch InBev S.A., 7.75%, 2019	$140,000	$189,403
ARAMARK Corp., 8.5%, 2015	30,000	30,713
B&G Foods, Inc., 7.625%, 2018	55,000	59,400
Campbell Soup Co., 2.5%, 2022	40,000	39,975
Conagra Foods, Inc., 5.875%, 2014	150,000	161,242
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)	15,000	14,963

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Kraft Foods Group, Inc., 6.125%, 2018 (n)	$80,000	$97,986
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	26,000	29,668
Pernod-Ricard S.A., 2.95%, 2017 (n)	150,000	156,495
Pinnacle Foods Finance LLC, 9.25%, 2015	34,000	34,765
Pinnacle Foods Finance LLC, 8.25%, 2017	10,000	10,838
TreeHouse Foods, Inc., 7.75%, 2018	30,000	32,775
Tyson Foods, Inc., 6.6%, 2016	70,000	80,325
Tyson Foods, Inc., 4.5%, 2022	49,000	51,328

		$989,876

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041	$110,000	$138,534

Forest & Paper Products – 0.7%
Boise, Inc., 8%, 2020	$30,000	$32,925
Georgia-Pacific Corp., 8%, 2024	5,000	6,825
Graphic Packaging Holding Co., 7.875%, 2018	20,000	22,150
Tembec Industries, Inc., 11.25%, 2018	10,000	10,500
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	116,000
Xerium Technologies, Inc., 8.875%, 2018	20,000	17,700

		$206,100

Gaming & Lodging – 1.9%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)	$5,000	$5,000
Choice Hotels International, Inc., 5.75%, 2022	5,000	5,450
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	65,000	41
GWR Operating Partnership LLP, 10.875%, 2017	20,000	23,000
Harrah’s Operating Co., Inc., 11.25%, 2017	75,000	80,625
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)	20,000	21,600
Isle of Capri Casinos, Inc., 8.875%, 2020 (n)	25,000	26,375
Marriott International, Inc., 5.625%, 2013	80,000	81,352
MGM Mirage, 10.375%, 2014	5,000	5,625
MGM Mirage, 6.625%, 2015	10,000	10,700
MGM Resorts International, 11.375%, 2018	35,000	41,300
MGM Resorts International, 9%, 2020	30,000	33,488
Penn National Gaming, Inc., 8.75%, 2019	50,000	56,000
Pinnacle Entertainment, Inc., 8.75%, 2020	15,000	16,556
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)	5,000	5,313
Seven Seas Cruises S. DE R.L., 9.125%, 2019	35,000	36,400
Wyndham Worldwide Corp., 5.75%, 2018	90,000	101,334
Wyndham Worldwide Corp., 7.375%, 2020	20,000	24,096
Wynn Las Vegas LLC, 7.75%, 2020	30,000	33,375

		$607,630

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Industrial – 0.2%
Altra Holdings, Inc., 8.125%, 2016		$22,000	$23,565
Mueller Water Products, Inc., 8.75%, 2020		23,000	25,990
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		10,000	10,700

			$60,255

Insurance – 2.0%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$135,197
American International Group, Inc., 3%, 2015		$40,000	41,419
American International Group, Inc., 8.175% to 2038, FRN to 2068		80,000	97,900
Metlife, Inc., 1.756%, 2017		20,000	20,157
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		40,000	42,898
Principal Financial Group, Inc., 8.875%, 2019		80,000	106,666
Prudential Financial, Inc., 6.2%, 2015		80,000	88,555
Unum Group, 7.125%, 2016		90,000	104,745

			$637,537

Insurance – Health – 0.6%
AMERIGROUP Corp., 7.5%, 2019		$15,000	$17,522
WellPoint, Inc., 3.3%, 2023		185,000	187,115

			$204,637

Insurance – Property & Casualty – 2.6%
Aon Corp., 3.5%, 2015		$130,000	$137,782
AXIS Capital Holdings Ltd., 5.75%, 2014		130,000	139,284
AXIS Capital Holdings Ltd., 5.875%, 2020		40,000	45,082
CNA Financial Corp., 5.875%, 2020		100,000	116,751
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		73,000	76,358
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		45,000	65,250
PartnerRe Ltd., 5.5%, 2020		66,000	72,762
Travelers Cos., Inc., 3.9%, 2020		150,000	169,522

			$822,791

International Market Quasi-Sovereign – 2.1%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	$146,794
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	399,000
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	105,220

			$651,014

International Market Sovereign – 8.7%
Commonwealth of Australia, 5.75%, 2021	AUD	23,000	$29,150
Federal Republic of Germany, 3.75%, 2015	EUR	142,000	197,772

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Federal Republic of Germany, 4.25%, 2018	EUR	58,000	$89,648
Federal Republic of Germany, 6.25%, 2030	EUR	48,000	98,831
Government of Canada, 4.5%, 2015	CAD	51,000	56,492
Government of Canada, 4.25%, 2018	CAD	27,000	31,784
Government of Canada, 5.75%, 2033	CAD	10,000	15,971
Government of Japan, 1.7%, 2017	JPY	19,800,000	270,906
Government of Japan, 1.1%, 2020	JPY	10,100,000	135,190
Government of Japan, 2.1%, 2024	JPY	4,750,000	68,535
Government of Japan, 2.2%, 2027	JPY	11,300,000	162,367
Government of Japan, 2.4%, 2037	JPY	11,900,000	171,000
Kingdom of Belgium, 5.5%, 2017	EUR	68,000	105,123
Kingdom of Denmark, 3%, 2021	DKK	130,000	25,787
Kingdom of Spain, 4.6%, 2019	EUR	99,000	121,048
Kingdom of Sweden, 5%, 2020	SEK	95,000	18,531
Kingdom of the Netherlands, 3.75%, 2014	EUR	111,000	151,937
Kingdom of the Netherlands, 5.5%, 2028	EUR	14,000	25,631
Republic of Austria, 4.65%, 2018	EUR	47,000	71,716
Republic of Finland, 3.875%, 2017	EUR	13,000	19,290
Republic of France, 6%, 2025	EUR	32,000	56,633
Republic of France, 4.75%, 2035	EUR	67,000	109,259
Republic of Italy, 4.25%, 2015	EUR	53,000	70,560
Republic of Italy, 5.25%, 2017	EUR	158,000	214,531
Republic of Italy, 3.75%, 2021	EUR	71,000	85,281
United Kingdom Treasury, 8%, 2015	GBP	64,000	128,731
United Kingdom Treasury, 8%, 2021	GBP	47,000	117,392
United Kingdom Treasury, 4.25%, 2036	GBP	44,000	87,753

			$2,736,849

Local Authorities – 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$100,000	$100,207
Province of Ontario, 5.45%, 2016		95,000	110,675

			$210,882

Machinery & Tools – 1.2%
Atlas Copco AB, 5.6%, 2017 (n)		$135,000	$158,097
Case Corp., 7.25%, 2016		15,000	16,838
Case New Holland, Inc., 7.875%, 2017		85,000	99,663
CNH Capital LLC, 6.25%, 2016 (n)		5,000	5,431
H&E Equipment Services LLC, 7%, 2022 (n)		10,000	10,400
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		15,000	15,975
RSC Equipment Rental, Inc., 8.25%, 2021		30,000	32,925
UR Financing Escrow Corp., 5.75%, 2018 (n)		15,000	15,844
UR Financing Escrow Corp., 7.625%, 2022 (n)		14,000	15,330

			$370,503

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – 8.6%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$200,000	$214,536
Bank of America Corp., 7.375%, 2014	50,000	54,733
Bank of America Corp., 6.5%, 2016	170,000	196,607
Barclays Bank PLC, 5.125%, 2020	100,000	112,405
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	94,550
BNP Paribas, FRN, 3.128%, 2014	18,000	18,634
Commonwealth Bank of Australia, 5%, 2019 (n)	80,000	91,803
DBS Bank Ltd., 2.35%, 2017 (n)	200,000	206,513
Goldman Sachs Group, Inc., 6%, 2014	50,000	53,674
Goldman Sachs Group, Inc., 5.75%, 2022	133,000	153,200
HSBC Holdings PLC, 4%, 2022	210,000	225,313
ING Bank N.V., 3.75%, 2017 (n)	200,000	210,741
Intesa Sanpaolo S.p.A., FRN, 2.83%, 2014 (n)	100,000	98,509
JPMorgan Chase & Co., 4.625%, 2021	90,000	100,602
Macquarie Bank Ltd., 5%, 2017 (n)	79,000	84,380
Macquarie Group Ltd., 6%, 2020 (n)	48,000	51,432
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	34,901
Morgan Stanley, 6%, 2014	100,000	105,996
Morgan Stanley, 5.625%, 2019	100,000	109,248
Royal Bank of Scotland, 2.55%, 2015	53,000	53,638
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	55,000	53,350
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	105,485
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	73,244
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	49,000	56,289
Westpac Banking Corp., 2%, 2017	150,000	151,796

		$2,711,579

Medical & Health Technology & Services – 3.5%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$49,000	$53,383
Biomet, Inc., 10%, 2017	5,000	5,275
Biomet, Inc., 11.625%, 2017	39,000	41,535
Biomet, Inc., 6.5%, 2020 (n)	20,000	20,725
Cardinal Health, Inc., 5.8%, 2016	94,000	109,914
Davita, Inc., 6.375%, 2018	55,000	58,713
Davita, Inc., 6.625%, 2020	25,000	26,719
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	20,000	23,050
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	25,000	26,625
HCA, Inc., 8.5%, 2019	95,000	107,113
HCA, Inc., 7.5%, 2022	35,000	39,638
HCA, Inc., 5.875%, 2022	25,000	27,094
HealthSouth Corp., 8.125%, 2020	70,000	77,700
Hologic, Inc., 6.25%, 2020 (n)	5,000	5,300
Hospira, Inc., 6.05%, 2017	60,000	69,378
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	40,000	38,200
McKesson Corp., 5.7%, 2017	40,000	47,878
Owens & Minor, Inc., 6.35%, 2016	70,000	76,551
Physio-Control International, Inc., 9.875%, 2019 (n)	20,000	21,900

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Select Medical Corp., 7.625%, 2015	$5,000	$5,069
Tenet Healthcare Corp., 9.25%, 2015	20,000	22,500
Thermo Fisher Scientific, Inc., 3.15%, 2023	116,000	119,742
Truven Health Analytics, Inc., 10.625%, 2020 (z)	10,000	10,700
Universal Health Services, Inc., 7%, 2018	25,000	27,094
Universal Hospital Services, Inc., 7.625%, 2020 (n)	20,000	20,850
Universal Hospital Services, Inc., FRN, 4.111%, 2015	10,000	9,900

		$1,092,546

Metals & Mining – 1.0%
Arch Coal, Inc., 7.25%, 2020	$20,000	$16,800
Cloud Peak Energy, Inc., 8.25%, 2017	45,000	48,938
Cloud Peak Energy, Inc., 8.5%, 2019	15,000	16,500
Consol Energy, Inc., 8%, 2017	20,000	20,900
Consol Energy, Inc., 8.25%, 2020	15,000	15,713
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	15,000	14,550
Peabody Energy Corp., 6%, 2018 (n)	10,000	10,000
Peabody Energy Corp., 6.25%, 2021 (n)	10,000	9,950
Southern Copper Corp., 6.75%, 2040	100,000	115,021
Vale Overseas Ltd., 4.375%, 2022	45,000	47,302

		$315,674

Mortgage-Backed – 1.2%
Fannie Mae, 6%, 2017	$29,988	$32,353
Fannie Mae, 5.5%, 2020 (f)	146,102	159,744
Fannie Mae, 5.5%, 2034	68,120	75,596
Freddie Mac, 4.224%, 2020	94,792	110,328

		$378,021

Natural Gas – Distribution – 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$25,000	$26,685
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	15,000	14,513

		$41,198

Natural Gas – Pipeline – 2.9%
Atlas Pipeline Partners LP, 8.75%, 2018	$50,000	$53,750
Crosstex Energy, Inc., 8.875%, 2018	45,000	48,150
El Paso Corp., 7%, 2017	45,000	51,638
El Paso Corp., 7.75%, 2032	50,000	58,231
Enbridge Energy Partners LP, 4.2%, 2021	130,000	140,645
Energy Transfer Equity LP, 7.5%, 2020	45,000	51,075
Energy Transfer Partners LP, 6.5%, 2042	87,000	100,392
Enterprise Products Partners LP, 6.3%, 2017	90,000	109,469
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	20,000	22,550
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	12,000	13,440
Kinder Morgan Energy Partners LP, 6.375%, 2041	130,000	158,867
MarkWest Energy Partners LP, 5.5%, 2023	20,000	20,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	$16,000	$15,200
Spectra Energy Capital LLC, 8%, 2019	66,000	85,824

		$930,181

Network & Telecom – 2.2%
AT&T, Inc., 5.5%, 2018	$70,000	$84,916
AT&T, Inc., 3.875%, 2021	80,000	90,553
Centurylink, Inc., 7.65%, 2042	89,000	94,822
Cincinnati Bell, Inc., 8.25%, 2017	10,000	10,675
Citizens Communications Co., 9%, 2031	25,000	26,688
France Telecom, 4.375%, 2014	80,000	84,650
Frontier Communications Corp., 8.125%, 2018	20,000	22,500
Qwest Communications International, Inc., 7.125%, 2018 (n)	35,000	37,146
Qwest Corp., 7.5%, 2014	65,000	72,512
TW Telecom Holdings, Inc., 5.375%, 2022 (z)	5,000	5,100
Verizon Communications, Inc., 8.75%, 2018	80,000	111,693
Windstream Corp., 8.125%, 2018	5,000	5,400
Windstream Corp., 7.75%, 2020	35,000	37,538

		$684,193

Oil Services – 0.7%
Bristow Group, Inc., 6.25%, 2022	$5,000	$5,119
Chesapeake Energy Corp., 6.625%, 2019 (n)	10,000	9,600
Dresser-Rand Group, Inc., 6.5%, 2021	15,000	15,750
Pioneer Energy Services Corp., 9.875%, 2018	35,000	38,063
Transocean, Inc., 2.5%, 2017	33,000	33,183
Transocean, Inc., 6%, 2018	70,000	81,741
Unit Corp., 6.625%, 2021	20,000	20,650
Unit Corp., 6.625%, 2021 (n)	15,000	15,488

		$219,594

Other Banks & Diversified Financials – 3.3%
Bancolombia S.A., 5.125%, 2022	$2,000	$2,020
Citigroup, Inc., 6.375%, 2014	80,000	87,057
Citigroup, Inc., 6.01%, 2015	60,000	65,755
Citigroup, Inc., 8.5%, 2019	44,000	58,190
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	102,000	115,538
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	110,000	127,039
Rabobank Nederland N.V., 3.375%, 2017	59,000	62,623
Santander Holdings USA, Inc., 4.625%, 2016	10,000	10,476
Santander International Debt S.A., 2.991%, 2013 (n)	200,000	199,682
Santander UK PLC, 8.963% to 2030, FRN to 2049	68,000	72,760
SunTrust Banks, Inc., 3.5%, 2017	69,000	74,059
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	116,534

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
U.S. Bancorp, 2.95%, 2022	$46,000	$46,438

		$1,038,171

Pharmaceuticals – 0.8%
Catalent Pharma Solutions, Inc., 7.875%, 2018 (z)	$5,000	$5,075
Celgene Corp., 3.95%, 2020	130,000	139,844
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	44,495
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	30,000	31,575
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (z)	15,000	15,806

		$236,795

Pollution Control – 0.4%
Heckmann Corp., 9.875%, 2018	$20,000	$20,600
Republic Services, Inc., 5.25%, 2021	80,000	94,703

		$115,303

Precious Metals & Minerals – 0.1%
IAMGOLD Corp., 6.75%, 2020 (z)	$21,000	$20,580

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$3,347	$3,096
Nielsen Finance LLC, 11.5%, 2016	13,000	14,520
Nielsen Finance LLC, 7.75%, 2018	30,000	33,825
Nielsen Finance LLC, 4.5%, 2020 (z)	5,000	4,969

		$56,410

Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 3.05%, 2022	$130,000	$134,552
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	15,000	16,838
Panama Canal Railway Co., 7%, 2026 (n)	90,200	86,141

		$237,531

Real Estate – 2.6%
Boston Properties LP, REIT, 3.7%, 2018	$47,000	$50,963
Boston Properties LP, REIT, 3.85%, 2023	100,000	105,323
BRE Properties, Inc., REIT, 3.375%, 2023	65,000	64,653
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	15,000	14,213
Entertainment Properties Trust, REIT, 7.75%, 2020	30,000	34,558
HCP, Inc., REIT, 5.375%, 2021	95,000	108,378
Kennedy Wilson, Inc., 8.75%, 2019	15,000	15,975
Kimco Realty Corp., REIT, 6.875%, 2019	22,000	26,974
MPT Operating Partnership LP, REIT, 6.875%, 2021	25,000	27,250
MPT Operating Partnership LP, REIT, 6.375%, 2022	15,000	15,900
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	219,194
WEA Finance LLC, REIT, 5.4%, 2012 (n)	50,000	50,000
WEA Finance LLC, REIT, 6.75%, 2019 (n)	60,000	72,755

		$806,136

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – 2.6%
Academy Ltd., 9.25%, 2019 (n)	$20,000	$21,975
Burlington Coat Factory Warehouse Corp., 10%, 2019	30,000	33,188
Dollar General Corp., 4.125%, 2017	73,000	76,285
Gap, Inc., 5.95%, 2021	117,000	130,329
J. Crew Group, Inc., 8.125%, 2019	25,000	26,188
Kohl’s Corp., 3.25%, 2023	96,000	97,601
Limited Brands, Inc., 5.25%, 2014	25,000	26,438
Limited Brands, Inc., 6.9%, 2017	25,000	28,750
Limited Brands, Inc., 7%, 2020	10,000	11,350
Limited Brands, Inc., 6.95%, 2033	15,000	14,850
Macy’s, Inc., 7.875%, 2015	120,000	140,925
Pantry, Inc., 8.375%, 2020 (n)	10,000	10,250
QVC, Inc., 7.375%, 2020 (n)	25,000	27,794
Rite Aid Corp., 9.25%, 2020	20,000	20,500
Sally Beauty Holdings, Inc., 6.875%, 2019	10,000	11,125
Staples, Inc., 9.75%, 2014	80,000	88,507
Toys “R” Us Property Co. II LLC, 8.5%, 2017	15,000	16,163
Toys “R” Us, Inc., 10.75%, 2017	30,000	32,700
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	15,000	15,525

		$830,443

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 2021	$80,000	$90,758
Koppers, Inc., 7.875%, 2019	10,000	10,975

		$101,733

Specialty Stores – 0.1%
Gymboree Corp., 9.125%, 2018	$5,000	$4,756
Michaels Stores, Inc., 11.375%, 2016	25,000	26,190
Michaels Stores, Inc., 7.75%, 2018	15,000	16,088

		$47,034

Supermarkets – 0.4%
Delhaize Group, 5.875%, 2014	$90,000	$94,557
SUPERVALU, Inc., 7.5%, 2014	20,000	19,200

		$113,757

Supranational – 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$130,000	$140,986

Telecommunications – Wireless – 2.3%
American Tower Corp., REIT, 4.625%, 2015	$40,000	$43,092
American Tower Corp., REIT, 4.7%, 2022	82,000	89,948
Clearwire Corp., 12%, 2015 (n)	20,000	19,800
Cricket Communications, Inc., 7.75%, 2020	40,000	39,000
Crown Castle International Corp., 9%, 2015	20,000	21,450
Crown Castle International Corp., 7.125%, 2019	85,000	92,225
Crown Castle Towers LLC, 6.113%, 2020 (n)	104,000	125,256
MetroPCS Wireless, Inc., 7.875%, 2018	20,000	21,600
Rogers Cable, Inc., 5.5%, 2014	79,000	84,449
Sprint Capital Corp., 6.875%, 2028	25,000	23,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
Sprint Nextel Corp., 6%, 2016	$40,000	$41,200
Sprint Nextel Corp., 8.375%, 2017	35,000	38,938
Sprint Nextel Corp., 9%, 2018 (n)	5,000	6,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	94,250

		$740,208

Telephone Services – 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$10,000	$10,850
Level 3 Financing, Inc., 9.375%, 2019	25,000	27,750
Level 3 Financing, Inc., 7%, 2020 (z)	10,000	10,100
Level 3 Financing, Inc., 8.625%, 2020	20,000	21,600

		$70,300

Tobacco – 1.8%
Altria Group, Inc., 9.25%, 2019	$44,000	$62,476
B.A.T. International Finance PLC, 3.25%, 2022 (n)	194,000	199,078
Lorillard Tobacco Co., 8.125%, 2019	61,000	78,665
Lorillard Tobacco Co., 6.875%, 2020	50,000	61,381
Reynolds American, Inc., 6.75%, 2017	135,000	163,408

		$565,008

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$26,000	$24,440

Transportation – Services – 1.3%
ACL I Corp., 10.625%, 2016 (p)	$41,038	$39,595
Avis Budget Car Rental LLC, 8.25%, 2019	20,000	21,775
Avis Budget Car Rental LLC, 9.75%, 2020	10,000	11,425
Commercial Barge Line Co., 12.5%, 2017	65,000	72,394
ERAC USA Finance Co., 6.375%, 2017 (n)	110,000	131,408
Navios Maritime Acquisition Corp., 8.625%, 2017	40,000	38,100
Navios Maritime Holdings, Inc., 8.875%, 2017	20,000	20,525
Navios Maritime Holdings, Inc., 8.875%, 2017 (n)	10,000	10,163
Swift Services Holdings, Inc., 10%, 2018	45,000	48,713

		$394,098

U.S. Government Agencies and Equivalents – 1.5%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$21,500
Small Business Administration, 6.35%, 2021	33,678	37,503
Small Business Administration, 4.34%, 2024	77,822	85,632
Small Business Administration, 4.99%, 2024	94,507	106,887
Small Business Administration, 4.86%, 2025	110,941	124,129
Small Business Administration, 4.625%, 2025	44,330	49,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.11%, 2025	$40,074	$45,013

		$470,050

Utilities – Electric Power – 5.0%
AES Corp., 8%, 2017	$55,000	$63,525
Allegheny Energy, Inc., 5.75%, 2019 (n)	90,000	99,068
Atlantic Power Corp., 9%, 2018	15,000	15,935
Calpine Corp., 8%, 2016 (n)	35,000	37,625
Calpine Corp., 7.875%, 2020 (n)	45,000	49,163
CMS Energy Corp., 4.25%, 2015	90,000	95,292
CMS Energy Corp., 5.05%, 2022	64,000	70,493
Covanta Holding Corp., 7.25%, 2020	20,000	22,177
Covanta Holding Corp., 6.375%, 2022	5,000	5,436
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	25,000	28,500
Duke Energy Corp., 3.35%, 2015	140,000	148,057
Edison Mission Energy, 7%, 2017	30,000	15,525
EDP Finance B.V., 6%, 2018 (n)	130,000	129,769
Energy Future Holdings Corp., 10%, 2020	45,000	49,613
Energy Future Holdings Corp., 10%, 2020	85,000	95,625
Energy Future Holdings Corp., 11.75%, 2022 (n)	15,000	15,938
Exelon Generation Co. LLC, 5.35%, 2014	40,000	42,165
Exelon Generation Co. LLC, 5.2%, 2019	65,000	73,800
GenOn Energy, Inc., 9.875%, 2020	50,000	55,500
NRG Energy, Inc., 8.25%, 2020	80,000	87,200
Oncor Electric Delivery Co., 4.1%, 2022	95,000	100,779
PPL WEM Holdings PLC, 3.9%, 2016 (n)	110,000	115,770
Progress Energy, Inc., 3.15%, 2022	127,000	129,333
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	20,000	15,650

		$1,561,938

Total Bonds		$30,797,339

PREFERRED STOCKS – 0.1%
Other Banks & Diversified Financials – 0.1%
Ally Financial, Inc., 7% (z)	20	$18,709
GMAC Capital Trust I, 8.125%	1,075	26,993

Total Preferred Stocks		$45,702

Issuer	Shares/Par	Value ($)

CONVERTIBLE BONDS – 0.1%
Network & Telecom – 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$35,000	$34,910

COMMON STOCKS – 0.0%
Automotive – 0.0%
Accuride Corp. (a)	791	$3,686

Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (a)	1	$3,300

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	858	$4,539

Total Common Stocks		$11,525

	Strike Price	First Exercise
WARRANTS – 0.0%
Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	4	$13,200

CONVERTIBLE PREFERRED STOCKS – 0.1%
Automotive – 0.1%
General Motors Co., 4.75%	520	$19,386

FLOATING RATE LOANS (g)(r) – 0.1%
Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$14,622	$14,304

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	268,990	$268,990

Total Investments		$31,205,356

OTHER ASSETS, LESS LIABILITIES – 1.1%		339,156

Net Assets – 100.0%		$31,544,512

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,213,011 representing 22.9% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11	$18,750	$18,709
American Media, Inc., 13.5%, 2018	12/22/10	3,392	3,096
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040	3/01/06	165,477	106,864
Catalent Pharma Solutions, Inc., 7.875%, 2018	9/05/12	5,000	5,075
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018	1/21/10	29,481	36,022
Falcon Franchise Loan LLC, FRN, 5.839%, 2025	1/29/03	8,899	19,429
First Union National Bank Commercial Mortgage Trust, FRN, 1.827%, 2043	12/11/03	94	98
IAMGOLD Corp., 6.75%, 2020	9/14/12	21,000	20,580
Intelsat Jackson Holdings Ltd., 6.625%, 2022	9/19/12	25,000	24,875
LBI Media, Inc., 8.5%, 2017	7/18/07	29,709	7,350
Level 3 Financing, Inc., 7%, 2020	9/10/12	10,224	10,100
Local TV Finance LLC, 9.25%, 2015	12/10/07-11/30/10	25,872	26,595
MEG Energy Corp., 6.5%, 2021	9/05/12-9/26/12	10,698	10,700
Morgan Stanley Capital I, Inc., FRN, 1.336%, 2039	7/20/04	11,093	8,532
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020	9/19/12	5,000	5,088
Nielsen Finance LLC, 4.5%, 2020	9/18/12	5,000	4,969
Nissan Motor Acceptance Corp., 1.95%, 2017	9/05/12	81,927	82,726
Prudential Securities Secured Financing Corp., FRN, 7.228%, 2013	12/06/04	172,533	170,655
Reynolds Group, 5.75%, 2020	9/14/12	15,000	15,000
Salomon Brothers Mortgage Securities, Inc., FRN, 7.373%, 2032	1/07/05	123,078	124,959
Starz LLC/Starz Finance Corp., 5%, 2019	9/06/12	10,000	10,225
TW Telecom Holdings, Inc., 5.375%, 2022	9/27/12	5,000	5,100
Townsquare Radio LLC, 9%, 2019	3/30/12	9,905	10,750
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	10,163	10,700
Valeant Pharmaceuticals International, Inc., 7.25%, 2022	9/06/12-9/11/12	15,909	15,806
Total Restricted Securities			$754,003
% of Net assets			2.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/12

Forward Foreign Currency Exchange Contracts at 9/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	4,993	10/12/12	$5,069	$5,175	$106
BUY	CAD	Barclays Bank PLC	16,250	10/12/12	15,870	16,526	656
BUY	DKK	Deutsche Bank AG	28,634	10/12/12	4,650	4,937	287
BUY	EUR	Credit Suisse Group	190,033	10/12/12	229,323	244,226	14,903
BUY	GBP	Barclays Bank PLC	39,716	10/12/12	61,528	64,131	2,603
BUY	JPY	Barclays Bank PLC	12,497,697	10/12/12	160,041	160,158	117
BUY	JPY	Citibank N.A.	9,521,904	10/12/12	119,883	122,023	2,140
BUY	JPY	Merrill Lynch International Bank	9,521,904	10/12/12	119,786	122,023	2,237
BUY	SEK	Credit Suisse Group	20,082	10/12/12	2,865	3,056	191

							$23,240

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	30,859	10/12/12	$31,240	$31,985	$(745)
SELL	CAD	Merrill Lynch International Bank	115,023	10/12/12	112,308	116,974	(4,666)
SELL	DKK	Citibank N.A.	170,992	10/12/12	28,226	29,479	(1,253)
SELL	EUR	Citibank N.A.	44,000	10/12/12	53,919	56,548	(2,629)
SELL	EUR	Goldman Sachs International	199,020	10/12/12	243,465	255,776	(12,311)
SELL	EUR	UBS AG	199,020	10/12/12	243,578	255,775	(12,197)
SELL	GBP	Barclays Bank PLC	114,932	10/12/12	178,364	185,586	(7,222)
SELL	GBP	Deutsche Bank AG	114,932	10/12/12	178,356	185,586	(7,230)
SELL	GBP	Goldman Sachs International	20,000	10/12/12	31,382	32,295	(913)
SELL	JPY	Citibank N.A.	9,266,000	10/12/12	118,548	118,744	(196)
SELL	SEK	Credit Suisse Group	102,773	10/12/12	14,676	15,641	(965)

							$(50,327)

Futures Contracts Outstanding at 9/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	7	$934,390	December - 2012	$(5,384)

At September 30, 2012, the fund had liquid securities with an aggregate value of $8,239 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$50,065	$35,209	$4,539	$89,813
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	470,050	—	470,050
Non-U.S. Sovereign Debt	—	3,962,018	—	3,962,018
Corporate Bonds	—	19,602,331	—	19,602,331
Residential Mortgage-Backed Securities	—	378,021	—	378,021
Commercial Mortgage-Backed Securities	—	342,287	—	342,287
Asset-Backed Securities (including CDOs)	—	318,368	—	318,368
Foreign Bonds	—	5,759,174	—	5,759,174
Floating Rate Loans	—	14,304	—	14,304
Mutual Funds	268,990	—	—	268,990
Total Investments	$319,055	$30,881,762	$4,539	$31,205,356

Other Financial Instruments
Futures Contracts	$(5,384)	$—	$—	$(5,384)
Forward Foreign Currency Exchange Contracts	—	(27,087)	—	(27,087)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$10,202
Change in unrealized appreciation (deprecation)	(5,663)
Balance as of 9/30/12	$4,539

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2012 is $(5,663).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$29,466,430
Gross unrealized appreciation	2,389,081
Gross unrealized depreciation	(650,155)
Net unrealized appreciation (depreciation)	$1,738,926

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,191,135	6,868,686	(7,790,831)	268,990

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$575	$268,990

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United States	68.7%
United Kingdom	5.2%
Japan	3.1%
France	2.8%
Netherlands	2.5%
Canada	2.4%
Italy	1.8%
Germany	1.8%
Australia	1.7%
Other Countries	10.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2012

*	Print name and title of each signing officer under his or her signature.